As filed with the Securities and Exchange Commission
                                 on May 11, 1998


                        Securities Act File No. 33-51308
                    Investment Company Act File No. 811-7142

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X /

                         Pre-Effective Amendment No. / /


                      Post-Effective Amendment No. 24 / X /


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X /


                              Amendment No. 26 /X /


                        (Check appropriate box or boxes)

                                    GE FUNDS
         ...............................................................
               (Exact Name of Registrant as Specified in Charter)

                               3003 Summer Street
                           Stamford, Connecticut 06905
         ...............................................................
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (203) 326-4040

                            Matthew J. Simpson, Esq.
         Vice President, Associate General Counsel & Assistant Secretary
                      GE Investment Management Incorporated
                               3003 Summer Street
                           Stamford, Connecticut 06905
         ...............................................................
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Burton M. Leibert, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4669


                               Page 1 of ___ Pages
                            Exhibit Index at Page ___

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration
Statement.

It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b)                      ___

    on (date) pursuant to paragraph (b)                                    ___

    60 days after filing pursuant to paragraph (a)(1)                      ___

    on (date) pursuant to paragraph (a)(1)                                 ___

    75 days after filing pursuant to paragraph (a)(2)                      ___

    on July 31, 1998 pursuant to paragraph (a)(2) of Rule 485              _X_


If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously
filed post-effective amendment.                                            ___


Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

                                    GE FUNDS

                                    FORM N-1A
                              CROSS REFERENCE SHEET

PART A
ITEM NO.                                    PROSPECTUS HEADING
--------                                    ------------------

1.   Cover Page.........................    Cover Page

2.   Synopsis...........................    Expense Information

3.   Condensed Financial Information....    Financial Highlights

4.   General Description of Registration    Cover Page; The Multiple
                                            Distribution System;
                                            Investment Objectives and
                                            Management Policies;
                                            Additional Matters;
                                            Further Information: Certain
                                            Investment Techniques and
                                            Strategies

5.   Management of the Fund.............    Expense Information;
                                            Investment Objectives and
                                            Management Policies;
                                            Management of the Trust;
                                            Further Information: Certain
                                            Investment Techniques and
                                            Strategies

6.   Capital Stock and Other Securities.    Dividends,
                                            Distributions and Taxes;
                                            Additional Matters

7.   Purchase of Securities Being offered   Purchase of Shares;
                                            Net Asset Value;
                                            Distributor

8.   Redemption or Repurchase...........    Redemption of Shares

9.   Legal Proceedings..................    Not applicable

PART B                                           STATEMENT OF ADDITIONAL
ITEM NO.                                         INFORMATION HEADING
--------                                         -------------------


10.  Cover Page..............................    Cover Page

11.  Table of Contents.......................    Contents

12.  General Information and History.........    The Funds' Performance

13.  Investment Objectives and Policies......    Investment Objectives and
                                                 Management Policies;
                                                 Further Information:  Certain
                                                 Investment Techniques and
                                                 Strategies

14.  Management of the Fund...................   Management of the Trust

15.  Control Persons and Principal
     Holders of Securities....................   Principal Stockholders;
                                                 Management of the Trust
                                                 See Prospectus - Additional
                                                 Matters

16.  Investment Advisory and Other Services...   Management of the Trust

17.  Brokerage Allocation and Other Practices.   Investment Restrictions;
                                                 Management of the Trust

18.  Capital Stock and Other Securities.......   Redemption of Shares

19.  Purchase, Redemption and Pricing
     of Securities Being Offered..............   Purchase of Shares;
                                                 Redemption of Shares;
                                                 Net Asset Value

20.  Tax Status...............................   Dividends, Distributions and
                                                 Taxes

21.  Underwriters.............................   Not Applicable

22.  Calculation of Performance Data..........   The Funds' Performance

23.  Financial Statements.....................   Independent Accountants;
                                                 Financial Statements

PART C
------

          Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

[Logo]            SUBJECT TO COMPLETION, DATED MAY 11, 1998            GE Funds
--------------------------------------------------------------------------------



GE Funds
Prospectus


______________________, 1998



GE Premier Growth Equity Fund

GE U.S. Equity Fund


GE Small-Cap Value Equity Fund


GE Mid-Cap Growth Fund

GE Value Equity Fund

GE Global Equity Fund

GE International Equity Fund

GE Strategic Investment Fund

GE Tax-Exempt Fund

GE Fixed Income Fund

GE Government Securities Fund

GE Short-Term Government Fund

GE Money Market Fund


[GE Small-Cap Growth Equity Fund

GE Mid-Cap Value Equity Fund

GE High Yield Fund]


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

[Logo]            SUBJECT TO COMPLETION, DATED MAY 11, 1998            GE Funds
--------------------------------------------------------------------------------

GE Funds (the "Trust") is an open-end management investment company that offers a selection of diversified managed investment portfolios (each a "Fund" and collectively the "Funds"), each having a distinct investment objective that it seeks by following distinct investment policies. The Trust is currently comprised of seventeen Funds, four of which (GE International Fixed Income Fund, GE Small-Cap Growth Fund, GE Mid-Cap Value Fund and GE High Yield Fund) are not presently being offered. This Prospectus describes the following thirteen Funds currently offered by the Trust:


o GE Premier Growth Equity Fund's investment objective is long-term growth of capital and future income rather than current income which the Fund seeks to achieve by investing primarily in growth-oriented equity securities.

o GE U.S. Equity Fund's investment objective is long-term growth of capital which the Fund seeks to achieve through investment primarily in equity securities of U.S. companies.


o GE Small-Cap Value Equity Fund's investment objective is long-term growth of capital which the Fund seeks to achieve by investing primarily in equity securities of companies with small-sized market capitalizations that the Fund's management considers to be undervalued by the market.


o GE Mid-Cap Growth Fund's investment objective is long-term growth of capital which the Fund seeks to achieve by investing primarily in equity securities of companies with medium-sized market capitalization that have the potential for above-average growth.

o GE Value Equity Fund's investment objective is long-term growth of capital and future income which the Fund seeks to achieve by investing primarily in equity securities of companies with large-sized market capitalization that the Fund's management considers to be undervalued by the market.

o GE Global Equity Fund's investment objective is long-term growth of capital which the Fund seeks to achieve by investing primarily in foreign equity securities.

o GE International Equity Fund's investment objective is long-term growth of capital which the Fund seeks to achieve by investing primarily in foreign equity securities.

o GE Strategic Investment Fund's investment objective is to maximize total return which the Fund seeks to achieve by following an asset allocation strategy contemplating shifts among a range of investments.

o GE Tax-Exempt Fund's investment objective is to produce as high a level of income exempt from federal income tax as is consistent with preservation of capital which the Fund attempts to achieve by investing substantially all of its assets in tax-exempt debt obligations.

o GE Fixed Income Fund's investment objective is to seek maximum income consistent with prudent investment management and the preservation of capital, which objective the Fund seeks to achieve by investing in fixed income securities.


o GE Government Securities Fund's investment objective is a high level of current income consistent with safety of principal which the Fund attempts to achieve by investing primarily in Government Securities (as defined in this Prospectus).

o GE Short-Term Government Fund's investment objective is to seek a high level of income consistent with prudent investment management and the preservation of capital, which objective the Fund seeks to achieve by investing primarily in Government Securities (as defined in this Prospectus).


o GE Money Market Fund's investment objective is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity, which objective the Fund seeks to achieve by investing in a defined group of short-term, U.S. dollar denominated money market instruments.


[o GE Small-Cap Growth Equity Fund's investment objective is long-term growth of capital which the Fund seeks to achieve by investing primarily in equity securities of companies with small-sized market capitalizations that have the potential for above-average growth.

o GE Mid-Cap Value Equity Fund's investment objective is long-term growth of capital which the Fund seeks to achieve by investing primarily in equity securities of companies with medium-sized market capitalizations that the Fund's management considers to be undervalued by the market.

o GE High Yield Fund's investment objective is to maximize total return, consistent with the preservation of capital and prudent investment management, which the Fund seeks to achieve by investing primarily in fixed income securities that are rated below investment grade (as defined in this Prospectus).]


This Prospectus briefly sets forth certain information about the Funds and the Trust, including shareholder servicing and distribution fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

AN INVESTMENT IN GE MONEY MARKET FUND, GE GOVERNMENT SECURITIES FUND AND GE SHORT-TERM GOVERNMENT FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ADDITIONALLY, NO ASSURANCE CAN BE GIVEN THAT GE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


SHARES OF THE FUNDS ARE NOT DEPOSITS WITH OR OBLIGATIONS OF ANY FINANCIAL INSTITUTION, ARE NOT GUARANTEED OR ENDORSED BY ANY FINANCIAL INSTITUTION OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED.


Additional information about the Funds and the Trust, contained in a Statement of Additional Information dated the same date as this Prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling the Trust at the telephone number listed below or by contacting the Trust at the address listed below. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Funds and the Trust. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.

                       GE INVESTMENT MANAGEMENT INCORPORATED
                        Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
 _____________, 1998


TABLE OF CONTENTS

Expense Information                         2

Financial Highlights                       10

Performance                                23

The Multiple
 Distribution System                       26

Investment Objectives
 and Management
 Policies                                  27

Management of the
 Trust                                     48

Purchase of Shares                         51

Retirement Plans                           57

Redemption of Shares                       57

Exchange Privilege                         61

Net Asset Value                            62

Dividends, Distributions and Taxes         62

Custodian and
 Transfer Agent                            64

Distributor                                64

Performance
 Calculation                               65

Further Information:
 Certain Investment
 Techniques And
 Strategies                                67

Additional Matters                         72




 3003 Summer Street
 Stamford, Connecticut 06905
 (800) 242-0134

EXPENSE INFORMATION


The purpose of the following table is to assist an investor in understanding the expenses that an investor in the Funds will bear directly or indirectly, based upon the maximum sales charge or maximum contingent deferred sales charge that may be incurred at the time of purchase and redemption and each particular Fund's operating expenses, unless otherwise indicated, for the most recent year.


FEE TABLE
================================================================================


SHAREHOLDER TRANSACTION EXPENSES*

                                        GE                        GE
                                      Premier                  Small-Cap       GE           GE            GE
                                      Growth         GE          Value       Mid-Cap       Value        Global           GE
                                      Equity     U.S. Equity    Equity       Growth       Equity        Equity      International
                                       Fund         Fund         Fund         Fund         Fund          Fund        Equity Fund
                                     ---------    ---------    ---------    ---------    ---------     --------     -------------
Maximum Sales Load Imposed
  on Purchases of Shares (as a
  percentage of offering price):
  Class A**                           5.75%        5.75%        5.75%        5.75%        5.75%         5.75%         5.75%
  Classes B, C and D                  None         None         None         None         None          None          None

Maximum Sales Load Imposed
  on Reinvested Dividends (as a
  percentage of offering price):
  All Classes                         None         None         None         None         None          None          None

Maximum Contingent Deferred
  Sales Load (as a percentage of
  redemption proceeds):**
  Class A***                          1.0%         1.0%         1.0%         1.0%         1.0%          1.0%          1.0%
  Class B                             4.0%         4.0%         4.0%         4.0%         4.0%          4.0%          4.0%
  Classes C and D                     None         None         None         None         None          None          None

Redemption Fees (as a percentage
  of amount redeemed):
  All Classes                         None         None         None         None         None          None          None

Maximum Exchange Fee:
  All Classes                         None         None         None         None         None          None          None



----------

* Certain broker-dealers and financial institutions also may charge their clients fees in connection with investments in the Funds, which fees are not reflected in the fee table.


** The sales charge and contingent deferred sales charge ("CDSC") set out in the above table are the maximum charges imposed on purchases or redemptions of shares and investors may pay actual charges that are less depending on the amount purchased and in the case of the Class B shares, the length of time the shares are held. A MAXIMUM CDSC OF 5% WILL BE IMPOSED ON CLASS B SHARES ISSUED OR EXCHANGED IN CONNECTION WITH THE COMBINATION OF INVESTORS TRUST, A FAMILY OF MUTUAL FUNDS FORMERLY DISTRIBUTED BY GNA DISTRIBUTORS, INC. ("INVESTORS TRUST"), AN AFFILIATE OF GE INVESTMENT MANAGEMENT INCORPORATED ("GEIM"), THE TRUST'S INVESTMENT ADVISER AND ADMINISTRATOR, WITH CERTAIN GE FUNDS. SEE "REDEMPTION OF SHARES -- REDEMPTIONS IN GENERAL" AND "EXCHANGE PRIVILEGE."


*** Except for redemptions pursuant to a systematic withdrawal plan, the Trust will impose a redemption fee in the form of a CDSC, equal to 1% of the net asset value of Class A shares if the shares being redeemed are redeemed within one year of purchase and were subject to no front-end sales load upon purchase by virtue of being part of a purchase of $1 million or more.

SHAREHOLDER TRANSACTION EXPENSES*



                                           GE             GE            GE             GE             GE             GE
                                        Strategic        Tax-          Fixed       Government     Short-Term        Money
                                       Investment       Exempt        Income       Securities     Government       Market
                                          Fund           Fund          Fund           Fund           Fund           Fund+
                                        ---------      ---------     ---------      ---------      ---------      ---------

Maximum Sales Load Imposed on
  Purchases of Shares (as a
  percentage of offering price):
  Class A**                               5.75%          4.25%          4.25%          4.25%          2.50%         N/A
  Classes B, C and D                      None           None           None           None           None          N/A


Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price):
  All Classes                             None           None           None           None           None          N/A

Maximum Contingent Deferred Sales
  Load (as a percentage of
  redemption proceeds):**
  Class A***                               1.0%           1.0%           1.0%           1.0%           1.0%         N/A
  Class B                                  4.0%           3.0%           3.0%           3.0%           3.0%         N/A
  Classes C and D                         None           None           None           None           None          N/A

Redemption Fees (as a percentage
  of amount redeemed):
  All Classes                             None           None           None           None           None          N/A

Maximum Exchange Fee:
  All Classes                             None           None           None           None           None          N/A


----------

* Certain broker-dealers and financial institutions also may charge their clients fees in connection with investments in the Funds, which fees are not reflected in the fee table.

** The sales charge and CDSC set out in the above table are the maximum charges imposed on purchases or redemptions of shares and investors may pay actual charges that are less depending on the amount purchased and in the case of the Class B shares, the length of time the shares are held. A MAXIMUM CDSC OF 5% WILL BE IMPOSED ON CLASS B SHARES ISSUED OR EXCHANGED IN CONNECTION WITH THE COMBINATION OF INVESTORS TRUST WITH CERTAIN GE FUNDS. SEE "REDEMPTION OF SHARES -- REDEMPTIONS IN GENERAL" AND "EXCHANGE PRIVILEGE."

*** Except for redemptions pursuant to a systematic withdrawal plan, the Trust will impose a redemption fee in the form of a CDSC, equal to 1% of the net asset value of Class A shares if the shares being redeemed were redeemed within one year of purchase and were subject to no front-end sales load upon purchase by virtue of being part of a purchase of $1 million or more.

+ GE Money Market Fund does not currently offer multiple classes of shares and accordingly does not participate in the Multiple Distribution System (as defined below). No sales charges, redemption fees or exchange fees are assessed by the Trust with respect to shares of GE Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES*

                                           [GE            [GE
                                        Small-Cap       Mid-Cap          [GE
                                         Growth          Value          High
                                         Equity         Equity          Yield
                                          Fund]          Fund]          Fund]
                                        ---------      ---------      ---------
Maximum Sales Load Imposed on
  Purchases of Shares (as a
  percentage of offering price):

  Class A**                                5.75%         5.75%         4.25%
  Classes B, C and D                       None          None          None

Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering
  price):

  All Classes                              None          None           None

Maximum Contingent Deferred Sales
  Load (as a percentage of
  redemption proceeds):**

  Class A***                               1.0%          1.0%          1.0%
  Class B                                  4.0%          4.0%          3.0%
  Classes C and D                          None          None          None

Redemption Fees (as a percentage
of amount redeemed):
  All Classes                              None          None          None

Maximum Exchange Fee:
  All Classes                              None          None          None


----------

* Certain broker-dealers and financial institutions also may charge their clients fees in connection with investments in the Funds, which fees are not reflected in the fee table.

** The sales charge and CDSC set out in the above table are the maximum charges imposed on purchases or redemptions of shares and investors may pay actual charges that are less depending on the amount purchased and in the case of the Class B shares, the length of time the shares are held. A MAXIMUM CDSC OF 5% WILL BE IMPOSED ON CLASS B SHARES ISSUED OR EXCHANGED IN CONNECTION WITH THE COMBINATION OF INVESTORS TRUST WITH CERTAIN GE FUNDS. SEE "REDEMPTION OF SHARES -- REDEMPTIONS IN GENERAL" AND "EXCHANGE PRIVILEGE."

*** Except for redemptions pursuant to a systematic withdrawal plan, the Trust will impose a redemption fee in the form of a CDSC, equal to 1% of the net asset value of Class A shares if the shares being redeemed were redeemed within one year of purchase and were subject to no front-end sales load upon purchase by virtue of being part of a purchase of $1 million or more.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                  GE                        GE
                                Premier                   Small-Cap        GE           GE           GE
                                Growth         GE          Value        Mid-Cap       Value       Global           GE
                                Equity      U.S. Equity    Equity        Growth       Equity       Equity      International
                                 Fund*        Fund         Fund**         Fund*        Fund         Fund       Equity Fund*
                               ---------    ---------    ---------     ---------    ---------    ---------    ---------------

Advisory and Administration fees:
  Class A                        .60%         .40%          .70%         .60%          .55%         .75%            .80%
  Class B                        .60%         .40%          .70%         .60%          .55%         .75%            .80%
  Class C                        .60%         .40%          .70%         .60%          .55%         .75%            .80%
  Class D                        .60%         .40%          .70%         .60%          .55%         .75%            .80%

12b-1 fees:
  Class A                        .50%         .50%          .50%         .50%          .50%         .50%            .50%
  Class B                       1.00%        1.00%         1.00%        1.00%         1.00%        1.00%           1.00%
  Class C                        .25%         .25%          .25%         .25%          .25%         .25%            .25%
  Class D                        None         None          None         None          None         None            None

Other expenses (after reimbursement):
  Class A                        .30%         .10%          .30%         .30%          .30%         .35%            .30%
  Class B                        .30%         .10%          .30%         .30%          .30%         .35%            .30%
  Class C                        .30%         .10%          .30%         .30%          .30%         .35%            .30%
  Class D                        .30%         .10%          .30%         .30%          .30%         .35%            .30%

TOTAL OPERATING EXPENSES
  (AFTER REIMBURSEMENT): +
  Class A                       1.40%        1.00%         1.50%        1.40%         1.35%        1.60%           1.60%
  Class B                       1.90%        1.50%         2.00%        1.90%         1.85%        2.10%           2.10%
  Class C                       1.15%         .75%         1.25%        1.15%         1.10%        1.35%           1.35%
  Class D                        .90%         .50%         1.00%         .90%          .85%        1.10%           1.10%


----------

* With respect to GE Premier Growth Equity Fund, GE Mid-Cap Growth Fund and GE International Equity Fund, administration fees (amounting to .05%) and advisory fees are imposed pursuant to separate contracts.

** Annual Fund Operating Expenses for the GE Small-Cap Value Equity Fund are based on estimated amounts to be charged in the current fiscal year.

+    See the "+" footnote on page ___.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                           GE             GE            GE             GE             GE             GE
                                        Strategic        Tax-          Fixed       Government     Short-Term        Money
                                       Investment       Exempt        Income       Securities     Government       Market
                                          Fund           Fund          Fund           Fund           Fund*          Fund
                                        ---------      ---------     ---------      ---------      ---------      ---------

Advisory and Administration fees:                                                                                    .25%
  Class A                                 .35%           .35%           .35%           .40%           .30%
  Class B                                 .35%           .35%           .35%           .40%           .30%
  Class C                                 .35%           .35%           .35%           .40%           .30%
  Class D                                 .35%           .35%           .35%           .40%           .30%

12b-1 fees:                                                                                                          None
  Class A                                 .50%           .50%           .50%           .50%           .50%
  Class B                                1.00%          1.00%          1.00%          1.00%           .85%
  Class C                                 .25%           .25%           .25%           .25%           .25%
  Class D                                 None           None           None           None           None

Other expenses (after reimbursement):                                                                                .25%
  Class A                                 .30%           .25%           .20%           .20%           .15%
  Class B                                 .30%           .25%           .20%           .20%           .15%
  Class C                                 .30%           .25%           .20%           .20%           .15%
  Class D                                 .30%           .25%           .20%           .20%           .15%

TOTAL OPERATING EXPENSES
  (AFTER REIMBURSEMENT): +                                                                                           .50%
  Class A                                1.15%          1.10%          1.05%          1.10%           .95%
  Class B                                1.65%          1.60%          1.55%          1.60%          1.30%
  Class C                                 .90%           .85%           .80%           .85%           .70%
  Class D                                 .65%           .60%           .55%           .60%           .45%


----------

* With respect to GE Short-Term Government Fund, administration fees (amounting to .05%) and advisory fees are imposed pursuant to separate contracts.

+    See the "+" footnote on page ____.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                             [GE          [GE
                                          Small-Cap     Mid-Cap       [GE
                                           Growth        Value       High
                                           Equity       Equity       Yield
                                           Fund*]       Fund*]      Fund*]
                                          ---------    ---------   ---------
Advisory and Administration fees:
  Class A                                     .70%        .65%      .50%
  Class B                                     .70%        .65%      .50%
  Class C                                     .70%        .65%      .50%
  Class D                                     .70%        .65%      .50%

12b-1 fees:
  Class A                                     .50%        .50%      .50%
  Class B                                    1.00%       1.00%     1.00%
  Class C                                     .25%        .25%      .25%
  Class D                                     None        None      None

Other expenses (after reimbursement):
  Class A                                     .30%        .30%      .25%
  Class B                                     .30%        .30%      .25%
  Class C                                     .30%        .30%      .25%
  Class D                                     .30%        .30%      .25%

TOTAL OPERATING EXPENSES
  (AFTER REIMBURSEMENT): +
  Class A                                    1.50%       1.45%     1.25%
  Class B                                    2.00%       1.95%     1.75%
  Class C                                    1.25%       1.20%     1.00%
  Class D                                    1.00%        .95%      .75%

----------

* Annual Fund Operating Expenses for the GE Small-Cap Growth Equity Fund, GE Mid-Cap Value Equity Fund and GE High Yield Fund are based on estimated amounts to be charged in the current fiscal year.

+    See the "+" footnote on page ____.


The nature of the services provided to, and the advisory and administration fees paid by, each Fund are described under "Management of the Trust." "Other expenses" includes fees for shareholder services other than those borne by a Fund under a shareholder servicing and distribution plan adopted by the Trust, including custodial fees, legal and accounting fees, printing costs and registration fees, the costs of regulatory compliance and membership in the mutual fund industry trade organization, the costs associated with maintaining the Trust's legal existence and the costs involved in communicating with shareholders of the Funds. Long-term shareholders of Class A, Class B and Class C shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the rules of the National Association of Securities Dealers, Inc. governing investment company sales charges. See "Distributor." The Trust may, in its discretion, require that proposed investments of $10 million or more in a particular Class of a Participant Fund (as defined below), or in GE Money Market Fund, be made in kind. In connection with any purchase in kind, an investor may bear transaction costs, which may include broker's commissions and taxes or governmental fees, domestic or foreign.

EXAMPLE +

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over a one-year, three-year, five-year and ten-year period with respect to a hypothetical investment in each Fund. These amounts are based upon (1) payment by the Fund of operating expenses at the levels set out in the table above and (2) the specific assumptions stated below. See the footnotes following the table.

                                            A shareholder would pay the following
                                              expenses on a $1,000 investment,                  A shareholder would pay the
                                            assuming (1) a 5% annual return and                   following expenses on
                                                 (2) redemption at the end                        the same investment,
                                                 of the time periods shown:                      assuming no redemption:
                                                 --------------------------                      -----------------------

                                          1 Year  3 Years   5 Years   10 Years**           1 Year    3 Years   5 Years   10 Years**
                                          ------  -------   -------   ----------           ------    -------   -------   ----------


GE PREMIER GROWTH EQUITY FUND:
  Class A                                  $ 71*    $ 99       $130     $216                Same        Same     Same      Same
  Class B                                  $ 59     $ 80       $103     $197                 $19         $60     Same      Same
  Class C                                  $ 12     $ 37       $ 63     $140                Same        Same     Same      Same
  Class D                                  $  9     $ 29       $ 50     $111                Same        Same     Same      Same
GE U.S. EQUITY FUND:
  Class A                                  $ 67*    $ 88       $110     $173                Same        Same     Same      Same
  Class B                                  $ 55     $ 67       $ 82     $153                 $15         $47     Same      Same
  Class C                                  $  8     $ 24       $ 42     $ 93                Same        Same     Same      Same
  Class D                                  $  5     $ 16       $ 28     $ 63                Same        Same     Same      Same
GE SMALL-CAP VALUE EQUITY FUND:
  Class A                                  $ 72*    $102        N/A      N/A                Same        Same      N/A       N/A
  Class B                                  $ 60     $ 83        N/A      N/A                 $20         $63      N/A       N/A
  Class C                                  $ 13     $ 40        N/A      N/A                Same        Same      N/A       N/A
  Class D                                  $ 10     $ 32        N/A      N/A                Same        Same      N/A       N/A
GE MID-CAP GROWTH FUND:
  Class A                                  $ 71*    $ 99       $130     $216                Same        Same     Same      Same
  Class B                                  $ 59     $ 80       $103     $197                 $19         $60     Same      Same
  Class C                                  $ 12     $ 37       $ 63     $140                Same        Same     Same      Same
  Class D                                  $  9     $ 29       $ 50     $111                Same        Same     Same      Same
GE VALUE EQUITY FUND:
  Class A                                  $ 70*    $ 98       $127     $211                Same        Same     Same      Same
  Class B                                  $ 59     $ 78       $100     $191                 $19         $58     Same      Same
  Class C                                  $ 11     $ 35       $ 61     $134                Same        Same     Same      Same
  Class D                                  $  9     $ 27       $ 47     $105                Same        Same     Same      Same
GE GLOBAL EQUITY FUND:
  Class A                                  $ 73*    $105       $140     $237                Same        Same     Same      Same
  Class B                                  $ 61     $ 86       $113     $218                 $21         $66     Same      Same
  Class C                                  $ 14     $ 43       $ 74     $162                Same        Same     Same      Same
  Class D                                  $ 11     $ 35       $ 61     $134                Same        Same     Same      Same
GE INTERNATIONAL EQUITY FUND:
  Class A                                  $ 73*    $105       $140     $237                Same        Same     Same      Same
  Class B                                  $ 61     $ 86       $113     $218                 $21         $66     Same      Same
  Class C                                  $ 14     $ 43       $ 74     $162                Same        Same     Same      Same
  Class D                                  $ 11     $ 35       $ 61     $134                Same        Same     Same      Same
GE STRATEGIC INVESTMENT FUND:
  Class A                                  $ 69*    $ 92       $117     $189                Same        Same     Same      Same
  Class B                                  $ 57     $ 72       $ 90     $169                 $17         $52     Same      Same
  Class C                                  $  9     $ 29       $ 50     $111                Same        Same     Same      Same
  Class D                                  $  7     $ 21       $ 36     $ 81                Same        Same     Same      Same
GE TAX-EXEMPT FUND:
  Class A                                  $ 53*    $ 76       $101     $171                Same        Same     Same      Same
  Class B                                  $ 46     $ 70       $ 87     $164                 $16         $50     Same      Same
  Class C                                  $  9     $ 27       $ 47     $105                Same        Same     Same      Same
  Class D                                  $  6     $ 19       $ 33     $ 75                Same        Same     Same      Same
GE FIXED INCOME FUND:
  Class A                                  $ 53*    $ 74       $ 98     $165                Same        Same     Same      Same
  Class B                                  $ 46     $ 69       $ 84     $158                 $16         $49     Same      Same
  Class C                                  $  8     $ 26       $ 44     $ 99                Same        Same     Same      Same
  Class D                                  $  6     $ 18       $ 31     $ 69                Same        Same     Same      Same


                                           A shareholder would pay the following
                                           expenses on a $1,000 investment,               A shareholder would pay the
                                           assuming (1) a 5% annual return and              following expenses on
                                           (2) redemption at the end                         the same investment,
                                           of the time periods shown:                      assuming no redemption:
                                           --------------------------                      -----------------------


                                          1 Year  3 Years  5 Years   10 Years**      1 Year     3 Years   5 Years   10 Years**
                                          ------  -------  -------   ----------      ------     -------   -------   ----------


GE GOVERNMENT SECURITIES FUND:
  Class A                                   $ 53*    $ 76     $101     $171             Same      Same     Same       Same
  Class B                                   $ 46     $ 70     $ 87     $164              $16       $50     Same       Same
  Class C                                   $  9     $ 27     $ 47     $105             Same      Same     Same       Same
  Class D                                   $  6     $ 19     $ 33     $ 75             Same      Same     Same       Same

GE SHORT-TERM GOVERNMENT FUND:
  Class A                                   $ 34*    $ 55     $ 76     $139             Same      Same     Same       Same
  Class B                                   $ 43     $ 61     $ 71     $138              $13       $41     Same       Same
  Class C                                   $  7     $ 22     $ 39     $ 87             Same      Same     Same       Same
  Class D                                   $  5     $ 14     $ 25     $ 57             Same      Same     Same       Same

GE MONEY MARKET FUND                        $  5     $ 16     $ 28     $ 63             Same      Same     Same       Same
[GE SMALL-CAP GROWTH EQUITY FUND:
  Class A                                   $ 72*    $102      N/A      N/A             Same      Same      N/A        N/A
  Class B                                   $ 60     $ 83      N/A      N/A             $ 20      $ 63      N/A        N/A
  Class C                                   $ 13     $ 40      N/A      N/A             Same      Same      N/A        N/A
  Class D                                   $ 10     $ 32      N/A      N/A             Same      Same      N/A        N/A

GE MID-CAP VALUE EQUITY FUND:
  Class A                                   $ 71*    $101      N/A      N/A             Same      Same      N/A        N/A
  Class B                                   $ 60     $ 81      N/A      N/A             $ 20      $ 61      N/A        N/A
  Class C                                   $ 12     $ 38      N/A      N/A             Same      Same      N/A        N/A
  Class D                                   $ 10     $ 30      N/A      N/A             Same      Same      N/A        N/A

GE HIGH YIELD FUND:
  Class A                                   $ 55*    $ 80      N/A      N/A             Same      Same      N/A        N/A
  Class B                                   $ 48     $ 75      N/A      N/A             $ 18      $ 55      N/A        N/A
  Class C                                   $ 10     $ 32      N/A      N/A             Same      Same      N/A        N/A
  Class D                                   $  8     $ 24      N/A      N/A             Same      Same      N/A        N/A]



The above example is intended to assist an investor in understanding various costs and expenses that an investor in a Fund will bear directly or indirectly. Although the table assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES OF A FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------

* Expenses shown above would be increased by the imposition of the 1% CDSC for redemptions of shares which were not subject to a front-end sales charge by virtue of being part of a purchase of $1 million or more.

** Expenses for Class B shares shown above reflect the conversion of Class B shares into Class A shares after six years. Class B shares received as a result of the Reorganization (as defined below) will convert to Class A shares after eight years.


+ The fee table and the example of expenses reflect a determination by the Funds' investment adviser and administrator to voluntarily reduce or otherwise limit "Other Expenses" of GE Money Market Fund and of each Class of each Participant Fund (as defined below), on an annualized basis. In the absence of this determination, "Total Operating Expenses" for the GE Money Market Fund would be equal to .50% and "Total Operating Expenses" for each Class of each Participant Fund (as defined below) would be equal to the amounts shown in the following table, which reflects the current allocation of "Other Expenses" among Classes had such allocation been in effect for the fiscal year ended September 30, 1997. Amounts shown for GE Small-Cap Value Equity Fund, [GE Small-Cap Growth Equity Fund, GE Mid-Cap Value Equity Fund and GE High Yield Fund] are based on estimated amounts for the current fiscal year.


                                         Class A    Class B   Class C   Class D
                                         -------    -------   -------   -------


GE Premier Growth Equity Fund             1.43%      1.93%     1.18%     0.93%
GE U.S. Equity Fund                       1.12%      1.62%     0.87%     0.62%
GE Small-Cap Value Equity Fund            1.51%      2.01%     1.26%     1.01%
GE Mid-Cap Growth Fund                    1.40%      1.90%     1.15%     0.90%
GE Value Equity Fund                      1.35%      1.85%     1.10%     0.85%
GE Global Equity Fund                     1.60%      2.10%     1.35%     1.10%
GE International Equity Fund              1.60%      2.10%     1.35%     1.10%
GE Strategic Investment Fund              1.15%      1.65%     0.90%     0.65%
GE Tax-Exempt Fund                        1.15%      1.65%     0.90%     0.65%
GE Fixed Income Fund                      1.10%      1.60%     0.85%     0.60%
GE Government Securities Fund             1.12%      1.62%     0.87%     0.62%
GE Short-Term Government Fund             1.18%      1.53%     0.93%     0.68%
[GE Small-Cap Growth Equity Fund          1.51%      2.01%     1.26%     1.01%
GE Mid-Cap Value Equity Fund              1.41%      1.91%     1.16%     0.91%
GE High Yield Fund                        1.26%      1.76%     1.01%     0.76%]

FINANCIAL HIGHLIGHTS
================================================================================

The tables below provide selected audited and unaudited data for a Fund share outstanding throughout the periods presented. The Trust refers to, and hereby incorporates by reference into the Prospectus, the Trust's Annual Report dated September 30, 1997 and the Trust's Semi-Annual Report dated March 31, 1998 (collectively, the "Financial Reports")(the latter to be filed by amendment). The following audited data for the fiscal years or periods ended September 30 and unaudited data for the fiscal period ended March 31, 1998 should be read in conjunction with the financial statements and the notes to the financial statements which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Funds is contained in the Financial Reports, copies of which may be obtained without charge upon request made to the Trust by calling the toll free number listed on the back cover page of the Prospectus or by writing to the Trust at the address listed on the first page of the Prospectus.

On September 26, 1997, the Trust, on behalf of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund, GE Government Securities Fund and GE Short-Term Government Fund, acquired all or substantially all of the assets of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund, Investors Trust Government Fund and Investors Trust Adjustable Rate Fund, respectively (each a series of Investors Trust). The financial information reflected herein for periods prior to September 26, 1997 for Class A and Class B shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund represents the financial highlights of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, since the financial statements of those funds carry over to the relevant GE Fund following the Reorganization; the financial highlights shown for GE Short-Term Government Fund reflect only that Fund's past financial history, since the financial statements of the relevant Investors Trust Fund do not carry over. Because the Trust did not offer Class D shares of GE Government Securities Fund as of March 31, 1998, no financial information is reflected herein for this Class, but will be provided in the future. Each of GE Mid-Cap Growth Fund, GE Value Equity Fund and GE Government Securities Fund commenced operations on September 26, 1997. The transactions between certain series of GE Funds and Investors Trust are referred to in this Prospectus as the "Reorganization."


The Trust hereby incorporates by reference into the Prospectus the Annual Report for Investors Trust dated October 31, 1996 (the "IT Annual Report") with respect to Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund. GEIM was not the investment adviser or administrator of these funds. Information pertaining to these four Investors Trust Funds should be read in conjunction with the IT Financial Statements and the Notes to the IT Financial Statements, which are incorporated by reference into the Statement of Additional Information. Future financial information for Class A and Class B shares as well as Class C and Class D shares will be based exclusively on the performance and expenses of the GE Funds, including the acquired assets. Further information about the performance of these four Investors Trust Funds is contained in the IT Annual Report, copies of which may be obtained without charge upon request made to the Trust by calling the toll free number listed on the back cover page of the Prospectus or by writing to the Trust at the address listed on the front cover page of the Prospectus.



                          GE PREMIER GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
                                             CLASS A             CLASS B            CLASS C              CLASS D

                                           9/30/97(c, h)       9/30/97(c, h)      9/30/97(c, h)       9/30/97(c, h)
------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                              12/31/96              12/31/96          12/31/96            12/31/96
Net asset value, beginning of period          $15.00                $15.00            $15.00              $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                        (0.04)                (0.09)             0.00                0.04
  Net realized and unrealized
  gains (losses) on investments                 3.35                  3.34              3.35                3.34
------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS)
 FROM INVESTMENT OPERATIONS                     3.31                  3.25              3.35                3.38
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                         0.00                  0.00              0.00                0.00
  Net realized gains                            0.00                  0.00              0.00                0.00
------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                             0.00                  0.00              0.00                0.00
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $18.31                $18.25            $18.35              $18.38
========================================================================================================================

TOTAL RETURN (a)                               22.07%                21.67%            22.33%              22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands)                              $1,395                  $447            $7,287              $5,770
  Ratios to average net assets:
   Net investment income*                      (0.34%)               (0.76%)           (0.03%)              0.31%
   Expenses*                                    1.40%                 1.90%             1.15%               0.90%
   Gross Expenses*                              4.09%                 9.30%             1.62%               1.17%
  Portfolio turnover rate                         17%                   17%               17%                 17%
  Average brokerage commissions (b)            $.053                 $.053             $.053               $.053
------------------------------------------------------------------------------------------------------------------------



----------
See notes accompanying financial highlights.



                               GE U.S. EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A                                      CLASS B

                                    9/30/97(c)  9/30/96(c)  9/30/95(c)  9/30/94(d)  9/30/97(c)  9/30/96(c)   9/30/95(c)    9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                           --          --         --      12/22/93        --          --           --        12/22/93
Net asset value,
 beginning of period                  $23.34      $20.28     $16.12       $16.48     $22.57      $19.71       $16.03         $16.41
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income                 0.23        0.31       0.34         3.23       0.11        0.19         0.21           0.24
  Net realized and unrealized
   gains (losses) on investments        8.33        3.34       3.91        (3.22)      8.03        3.25         3.84          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                 8.56        3.65       4.25         0.01       8.14        3.44         4.05          (0.01)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 0.28        0.32       0.00         0.20       0.17        0.31         0.28           0.20
  Net realized gains                    2.19        0.27       0.09         0.17       2.19        0.27         0.09           0.17
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     2.47        0.59       0.09         0.37       2.36        0.58         0.37           0.37
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD        $29.43      $23.34     $20.28       $16.12     $28.35      $22.57       $19.71         $16.03
====================================================================================================================================

TOTAL RETURN (a)                       39.44%      18.36%     26.52%       (0.86%)    38.75%      17.78%       25.92%        (0.09%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands)                     $65,535     $34,523    $15,148       $1,214    $14,380      $7,194       $1,563            $91
  Ratios to average net assets:
   Net investment income*               0.93%       1.40%      1.85%        1.87%      0.44%       0.90%        1.29%         1.28%
   Expenses*                            1.00%       1.00%      1.00%        1.00%      1.50%       1.50%        1.50%         1.50%
   Gross Expenses*                      1.11%       1.15%      1.25%        1.46%      1.88%       2.08%        3.50%         1.96%
  Portfolio turnover rate                 38%         49%        43%          51%        38%         49%          43%           51%
  Average brokerage commissions (b)    $.069       $.045        N/A          N/A      $.069       $.045          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------


                                                     CLASS C                                              CLASS D

                             9/30/97(c)  9/30/96(c) 9/30/95(c) 9/30/94   9/30/93(e)   9/30/97(c)  9/30/96(c)    9/30/95    9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                     --         --         --         --      1/5/93         --          --           --     11/29/93
Net asset value,
  beginning of period          $23.02     $19.98     $16.13     $16.35      $15.00      $23.03      $19.98       $16.16      $16.37
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income          0.30       0.36       0.37       1.00        0.12        0.37        0.40         0.38        0.32
  Net realized and
   unrealized gains
   (losses) on investments       8.19       3.30       3.86      (0.85)       1.23        8.19        3.31         3.88       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
 FROM INVESTMENT OPERATIONS      8.49       3.66       4.23       0.15        1.35        8.56        3.71         4.26        0.16
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income           0.32       0.35       0.29       0.20        0.00        0.41        0.39         0.35        0.20
 Net realized gains              2.19       0.27       0.09       0.17        0.00        2.19        0.27         0.09        0.17
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS              2.51       0.62       0.38       0.37        0.00        2.60        0.66         0.44        0.37
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF PERIOD                $29.00     $23.02     $19.98     $16.13      $16.35      $28.99      $23.03       $19.98      $16.16
====================================================================================================================================
TOTAL RETURN (a)                39.76%     18.70%     26.86%      0.88%      10.32%      40.16%      18.97%       27.14%       0.96%

RATIOS/SUPPLEMENTAL DATA:
  Net assets,
    end of period
   (in thousands)             $97,886    $50,035    $26,007    $16,382     $74,415    $212,957    $144,470     $128,247    $114,885
  Ratios to average
   net assets:
    Net investment income*       1.18%      1.66%      2.12%      2.11%       1.86%       1.45%       1.90%        2.36%       2.27%
    Expenses*                    0.75%      0.75%      0.75%      0.62%       0.50%       0.50%       0.50%        0.50%       0.50%
    Gross Expenses*              0.93%      1.06%      1.19%      1.21%       1.34%       0.52%       0.59%        0.71%       0.96%
  Portfolio turnover rate          38%        49%        43%        51%         15%         38%         49%          43%         51%
  Average brokerage
   commissions (b)              $.069      $.045       N/A        N/A         N/A        $.069       $.045          N/A         N/A


----------
See notes accompanying financial highlights.


                               GE MID-CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                    9/30/97(f)        10/31/96       10/31/95       10/31/94        10/31/93
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                           --               --             --            --              9/8/93
Net asset value, beginning of period                  $13.16           $11.38          $8.81         $8.69              $8.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                (0.07)            0.00           0.01         (0.01)              0.00
  Net realized and unrealized
  gains (losses) on investments                         4.52             1.78           2.56          0.21               0.19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS          4.45             1.78           2.57          0.20               0.19
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 0.00             0.00           0.00          0.00               0.00
  In excess of net realized gains                       0.00             0.00           0.00          0.08               0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     0.00             0.00           0.00          0.08               0.00
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $17.61           $13.16         $11.38         $8.81              $8.69
====================================================================================================================================

TOTAL RETURN (a)                                       33.81%           15.64%         29.17%         2.48%              2.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)           $10,885           $8,222         $5,986        $4,182             $3,261
  Ratios to average net assets:
   Net investment income*                              (0.51%)           0.03%          0.10%        (0.11%)            (0.30%)
   Expenses*                                            1.31%            1.35%          1.35%         1.34%              1.39%
   Gross Expenses*                                      1.46%            1.70%          2.44%         3.53%              4.83%
  Portfolio turnover rate                                139%              41%            74%          100%                46%
  Average brokerage commissions(b)                     $.067            $.050            N/A           N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                       9/30/97(f)     10/31/96      10/31/95       10/31/94       10/31/93
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --              --            --            --            9/8/93
Net asset value, beginning of period                   $12.87          $11.21         $8.74         $8.70            $8.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 (0.18)          (0.09)        (0.05)        (0.04)            0.00
  Net realized and unrealized
  gains (losses) on investments                          4.42            1.75          2.52          0.16             0.20
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS           4.24            1.66          2.47          0.12             0.20
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                  0.00            0.00          0.00          0.00             0.00
  In excess of net realized gains                        0.00            0.00          0.00          0.08             0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      0.00            0.00          0.00          0.08             0.00
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $17.11          $12.87        $11.21         $8.74            $8.70
====================================================================================================================================

TOTAL RETURN (a)                                        33.02%          14.81%        28.26%         1.67%            2.35%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)            $32,280         $27,616       $14,311        $5,857             $592
  Ratios to average net assets:
   Net investment income*                               (1.26%)         (0.73%)       (0.66%)       (0.82%)          (1.38%)
   Expenses*                                             2.06%           2.10%         2.10%         2.09%            1.86%
   Gross Expenses*                                       2.21%           2.41%         3.19%         4.06%            5.04%
  Portfolio turnover rate                                 139%             41%           74%          100%              46%
  Average brokerage commissions (b)                     $.067           $.050           N/A           N/A              N/A



----------
See notes accompanying financial highlights.

                                GE VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                    9/30/97(f)       10/31/96          10/31/95           10/31/94        10/31/93
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --              --                --                --             9/8/93
Net asset value, beginning of period                  $10.83           $8.95             $7.51             $7.63              $7.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.07            0.05              0.14              0.13               0.01
  Net realized and unrealized
  gains (losses) on investments                         3.59            1.99              1.45             (0.16)              0.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS          3.66            2.04              1.59             (0.03)              0.13
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                 0.04            0.09              0.15              0.09               0.00
  Net realized gains                                    0.87            0.07              0.00              0.00               0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     0.91            0.16              0.15              0.09               0.00
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $13.58          $10.83             $8.95             $7.51              $7.63
====================================================================================================================================

TOTAL RETURN (a)                                       36.18%          23.10%            21.45%            (0.32%)             1.73%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)            $8,236          $5,833            $4,083            $3,267             $2,249
  Ratios to average net assets:
   Net investment income*                               0.63%           1.03%             1.71%             1.92%              0.73%
   Expenses*                                            1.30%           1.35%             1.35%             1.35%              1.42%
   Gross Expenses*                                      1.33%           1.73%             2.43%             3.55%              6.37%
  Portfolio turnover rate                                131%            100%               27%               15%                 6%
  Average brokerage commissions (b)                    $.046           $.050               N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                     9/30/97(f)       10/31/96        10/31/95       10/31/94       10/31/93
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                           --               --             --             --            9/8/93
Net asset value, beginning of period                  $10.79            $8.93          $7.50          $7.64            $7.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                (0.01)            0.04           0.07           0.08            (0.01)
  Net realized and unrealized
  gains (losses) on investments                         3.57             1.93           1.45          (0.17)            0.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS          3.56             1.97           1.52          (0.09)            0.14
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                 0.00             0.04           0.09           0.05             0.00
  Net realized gains                                    0.87             0.07           0.00           0.00             0.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                     0.87             0.11           0.09           0.05             0.00
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $13.48           $10.79          $8.93          $7.50            $7.64
====================================================================================================================================

TOTAL RETURN (a)                                       35.23%           22.30%         20.50%         (1.10%)           1.87%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)           $46,035          $33,318        $14,450         $7,970             $529
  Ratios to average net assets:
   Net investment income*                              (0.12%)           0.23%          0.94%          1.09%           (1.07%)
   Expenses*                                            2.05%            2.10%          2.10%          2.10%            2.04%
   Gross Expenses*                                      2.07%            2.40%          3.18%          4.02%            6.38%
  Portfolio turnover rate                                131%             100%            27%            15%               6%
  Average brokerage commissions (b)                    $.046            $.050            N/A            N/A              N/A


----------
See notes accompanying financial highlights.

================================================================================



                               GE GLOBAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        CLASS A                                      CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                      9/30/97    9/30/96    9/30/95   9/30/94(d)   9/30/97      9/30/96      9/30/95      9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                            --         --         --    12/22/93          --          --           --       12/22/93
Net asset value,
 beginning of period                  $22.01     $20.18     $19.34     $18.61       $21.87      $20.14       $19.32         $18.48
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income                 0.00       0.02       0.10       0.03        (0.08)      (0.04)        0.00          (0.01)
  Net realized and unrealized
   gains (losses) on investments        3.89       2.20       1.22       0.91         3.82        2.14         1.23           1.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
  FROM INVESTMENT OPERATIONS            3.89       2.22       1.32       0.94         3.74        2.10         1.23           1.05
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                 0.00       0.02       0.09       0.01         0.00        0.00         0.02           0.01
  Net realized gains                    1.29       0.37       0.39       0.20         1.29        0.37         0.39           0.20
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     1.29       0.39       0.48       0.21         1.29        0.37         0.41           0.21
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $24.61     $22.01     $20.18     $19.34       $24.32      $21.87       $20.14         $19.32
====================================================================================================================================

TOTAL RETURN (a)                       18.51%     11.18%      7.16%      3.09%       17.92%      10.61%        6.62%          5.70%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
 (in thousands)                       $1,524     $4,054     $2,811       $694         $877        $600         $356           $128
  Ratios to average net assets:
   Net investment income*              (0.09%)     0.12%      0.47%      0.44%       (0.52%)     (0.34%)      (0.11%)        (0.08%)
   Expenses*                            1.60%      1.60%      1.60%      1.60%        2.10%       2.10%        2.10%          2.10%
   Gross Expenses*                      3.10%      1.90%      2.17%      2.02%        3.33%       3.50%        3.50%          2.52%
  Portfolio turnover rate                 70%        46%        46%        26%          70%         46%          46%            26%
  Average brokerage commissions (b)    $.006      $.006        N/A        N/A        $.006       $.006          N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------


                                                            CLASS C                                         CLASS D
------------------------------------------------------------------------------------------------------------------------------------

                                9/30/97    9/30/96     9/30/95     9/30/94    9/30/93(e)  9/30/97      9/30/96    9/30/95    9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                      --         --          --          --      1/5/93        --           --         --    11/29/93
Net asset value,
  beginning of period           $22.18     $20.31      $19.40      $17.16      $15.00     $22.25       $20.37     $19.45     $17.49
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income           0.04       0.06        0.09        0.07        0.08       0.10         0.13       0.13       0.11
  Net realized and unrealized
   gains (losses)
   on investments                 3.94       2.22        1.30        2.37        2.08       3.94         2.21       1.31       2.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS           3.98       2.28        1.39        2.44        2.16       4.04         2.34       1.44       2.17
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income           0.06       0.04        0.09        0.00        0.00       0.17         0.09       0.13       0.01
  Net realized gains              1.29       0.37        0.39        0.20        0.00       1.29         0.37       0.39       0.20
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               1.35       0.41        0.48        0.20        0.00       1.46         0.46       0.52       0.21
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                  $24.81     $22.18      $20.31      $19.40      $17.16     $24.83       $22.25     $20.37     $19.45
====================================================================================================================================

TOTAL RETURN (a)                 18.82%     11.44%       7.47%      14.28%      14.10%     19.14%       11.71%      7.76%     12.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands)               $35,120    $28,682     $23,683     $20,432     $11,999    $22,642      $10,123     $9,785    $10,504

Ratios to
  average net assets:
   Net investment income*         0.24%      0.33%       0.59%       0.52%       1.00%      0.48%        0.56%      0.84%      0.82%
   Expenses*                      1.35%      1.35%       1.35%       1.31%       1.10%      1.10%        1.10%      1.10%      1.10%
   Gross Expenses*                1.45%      1.60%       1.42%       1.77%       2.19%      1.10%        1.12%      1.75%      1.52%
  Portfolio turnover rate           70%        46%         46%         26%         28%        70%          46%        46%        26%
  Average brokerage
  commissions (b)                $.006      $.006         N/A         N/A         N/A      $.006        $.006        N/A        N/A


----------
See notes accompanying financial highlights.

================================================================================


                            GE INTERNATIONAL EQUITY FUND
====================================================================================================================================

                                                            CLASS A                                      CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                          9/30/97   9/30/96(c)   9/30/95     9/30/94    9/30/97    9/30/96(c)  9/30/95     9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                --          --          --     3/2/94        --          --         --       3/2/94
Net asset value, beginning of period      $17.65      $15.87      $15.18     $15.00      $17.47      $15.77     $15.13     $15.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income                     0.01        0.07        0.09       0.06       (0.06)       0.05       0.01       0.00
  Net realized and unrealized
   gains (losses) on investments            3.16        1.74        0.64       0.12        3.11        1.65       0.64       0.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                     3.17        1.81        0.73       0.18        3.05        1.70       0.65       0.13
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     0.06        0.03        0.04       0.00        0.00        0.00       0.01       0.00
  Net realized gains                        0.50        0.00        0.00       0.00        0.50        0.00       0.00       0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         0.56        0.03        0.04       0.00        0.50        0.00       0.01       0.00
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $20.26      $17.65      $15.87     $15.18      $20.02      $17.47     $15.77     $15.13
====================================================================================================================================

TOTAL RETURN (a)                           18.41%      11.39%       4.87%      1.20%      17.86%      10.78%      4.33%      0.87%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands)                         $17,270      $8,462      $3,948        $25        $455        $272        $57        $34
  Ratios to average net assets:
   Net investment income*                   0.20%       0.43%       1.28%      1.01%     (0.30%)      0.28%      0.10%      0.47%
   Expenses*                                1.60%       1.59%       1.60%      1.60%      2.10%       2.10%      2.10%      2.10%
   Gross Expenses*                          1.60%       1.66%       1.95%      1.93%      4.12%       3.50%      3.50%      2.43%
  Portfolio turnover rate                     51%         36%         27%         6%        51%         36%        27%         6%
  Average brokerage commissions (b)        $.021       $.031         N/A        N/A      $.021       $.031        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

                                                            CLASS C                                     CLASS D
------------------------------------------------------------------------------------------------------------------------------------

                                        9/30/97    9/30/96(c)    9/30/95     9/30/94   9/30/97    9/30/96(c)   9/30/95    9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                              --          --          --       3/2/94        --          --         --      3/2/94
Net asset value, beginning of period     $17.65      $15.88      $15.19      $15.00     $17.76      $15.94     $15.22     $15.00
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income                    0.05        0.11        0.12        0.00       0.13        0.17       0.12       0.10
  Net realized and unrealized
   gains (losses) on investments           3.19        1.72        0.65        0.19       3.18        1.73       0.70       0.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
  FROM INVESTMENT OPERATIONS               3.24        1.83        0.77        0.19       3.31        1.90       0.82       0.22
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    0.03        0.06        0.08        0.00       0.14        0.08       0.10       0.00
  Net realized gains                       0.50        0.00        0.00        0.00       0.50        0.00       0.00       0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        0.53        0.06        0.08        0.00       0.64        0.08       0.10       0.00
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $20.36      $17.65      $15.88      $15.19     $20.43      $17.76     $15.94     $15.22
====================================================================================================================================

TOTAL RETURN (a)                          18.79%      11.54%       5.16%       1.27%     19.16%      11.97%      5.45%      1.47%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                        $6,152      $3,230      $1,262        $481    $75,098     $63,225    $32,907    $26,460
  Ratios to average net assets:
   Net investment income*                  0.45%       0.68%       0.83%       0.66%      0.76%       0.99%      0.97%      1.52%
   Expenses*                               1.35%       1.35%       1.35%       1.35%      1.01%       1.03%      1.07%      1.10%
   Gross Expenses*                         1.58%       1.96%       2.75%       1.68%      1.01%       1.03%      1.18%      1.43%
  Portfolio turnover rate                    51%         36%         27%          6%        51%         36%        27%         6%
  Average brokerage commissions (b)       $.021       $.031         N/A         N/A      $.021       $.031        N/A        N/A

----------
See notes accompanying financial highlights.


                            GE STRATEGIC INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A                                         CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                      9/30/97(c)   9/30/96(c)  9/30/95(c)   9/30/94(d)  9/30/97(c)  9/30/96(c)  9/30/95(c) 9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                              --           --          --      12/22/93         --         --        --     12/22/93
Net asset value, beginning of period    $20.33       $18.43      $15.71        $16.21      $20.04     $18.26    $15.62      $16.14
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income                   0.53         0.51        0.52          0.48        0.42       0.41      0.40        0.27
  Net realized and unrealized
   gains (losses) on investments          3.87         1.90        2.57         (0.65)       3.82       1.87      2.58       (0.46)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                   4.40         2.41        3.09         (0.17)       4.24       2.28      2.98       (0.19)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                   0.47         0.43        0.37          0.27        0.33       0.42      0.34        0.27
  Net realized gains                      0.25         0.08        0.00          0.06        0.25       0.08      0.00        0.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       0.72         0.51        0.37          0.33        0.58       0.50      0.34        0.33
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $24.01       $20.33      $18.43        $15.71      $23.70     $20.04    $18.26      $15.62
====================================================================================================================================

TOTAL RETURN (a)                         22.16%       13.35%      20.12%        (1.32%)     21.57%     12.73%    19.53%      (1.25%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                      $39,731      $25,232      $8,778        $1,104      $5,685     $3,701      $882        $150
  Ratios to average net assets:
   Net investment income*                 2.42%        2.60%       2.95%         2.59%       1.92%      2.11%     2.46%       1.92%
   Expenses*                              1.15%        1.12%       1.15%         1.15%       1.65%      1.65%     1.65%       1.65%
   Gross Expenses*                        1.15%        1.15%       1.19%         1.58%       1.93%      2.10%     3.50%       2.08%
  Portfolio turnover rate                  106%          93%         98%           68%        106%        93%       98%         68%
  Average brokerage commissions (b)      $.027        $.046         N/A           N/A       $.027      $.046       N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------


                                                         CLASS C                                           CLASS D
------------------------------------------------------------------------------------------------------------------------------------
                                9/30/97(c)  9/30/96(c)  9/30/95(c)  9/30/94    9/30/93(e)  9/30/97(c) 9/30/96(c)  9/30/95   9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                      --         --          --           --      1/5/93         --         --         --    11/29/93
Net asset value,
  beginning of period            $20.38     $18.46      $15.72       $16.08     $15.00      $20.44     $18.49     $15.74     $16.02
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income            0.59       0.54        0.53         0.44       0.23        0.64       0.63       0.55       0.45
  Net realized and unrealized
   gains (losses) on
   investments                     3.88       1.92        2.59        (0.48)      0.85        3.89       1.90       2.62      (0.40)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS            4.47       2.46        3.12        (0.04)      1.08        4.53       2.53       3.17       0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income            0.49       0.46        0.38         0.26       0.00        0.56       0.50       0.42       0.27
  Net realized gains               0.25       0.08        0.00         0.06       0.00        0.25       0.08       0.00       0.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                0.74       0.54        0.38         0.32       0.00        0.81       0.58       0.42       0.33
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                  $24.11     $20.38      $18.46       $15.72     $16.08      $24.16     $20.44     $18.49     $15.74
====================================================================================================================================

TOTAL RETURN (a)                  22.45%     13.58%      20.35%       (0.27%)     8.06%      22.76%     13.95%     20.70%      0.25%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)               $40,516    $26,467     $17,821      $13,018    $12,780     $37,924    $36,162    $18,665    $17,159
  Ratios to average
    net assets:
   Net investment income*          2.66%      2.81%       3.21%        2.62%      2.68%       2.90%      3.16%      3.46%      2.93%
   Expenses*                       0.90%      0.90%       0.90%        0.85%      0.65%       0.65%      0.58%      0.65%      0.65%
   Gross Expenses*                 0.94%      1.05%       1.03%        1.33%      1.65%       0.65%      0.59%      0.97%      1.08%
  Portfolio turnover rate           106%        93%         98%          68%        20%        106%        93%        98%        68%
  Average brokerage
   commissions (b)                $.027      $.046         N/A          N/A        N/A       $.027      $.046        N/A        N/A


----------
See notes accompanying financial highlights.



                                 GE TAX-EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS A                                   CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                          9/30/97(f)  10/31/96   10/31/95   10/31/94   10/31/93   9/30/97(f)  10/31/96  10/31/95  10/31/94  10/31/93
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                   --         --        --        --      9/8/93         --         --          --        --   9/8/93
Net asset value,
  beginning of period        $11.42     $11.31    $10.59    $11.48      $11.50     $11.44     $11.32      $10.60    $11.48   $11.50
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income        0.53       0.62      0.55      0.45        0.05       0.51       0.62        0.55      0.43     0.06
  Net realized and
   unrealized gains
   (losses) on
   investments                 0.22       0.05      0.73     (0.78)       0.01       0.21       0.06        0.73     (0.82)   (0.01)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS)
  FROM INVESTMENT
  OPERATIONS                   0.75       0.67      1.28     (0.33)       0.06       0.72       0.68        1.28     (0.39)    0.05
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income        0.54       0.56      0.55      0.45        0.05       0.53       0.56        0.55      0.43     0.03
  In excess of net
   investment income           0.00       0.00      0.01      0.11        0.02       0.00       0.00        0.01      0.06     0.03
  Tax return of Capital        0.00       0.00      0.00      0.00        0.01       0.00       0.00        0.00      0.00     0.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS            0.54       0.56      0.56      0.56        0.08       0.53       0.56        0.56      0.49     0.07
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD              $11.63     $11.42    $11.31    $10.59      $11.48     $11.63     $11.44      $11.32    $10.60   $11.48
====================================================================================================================================

TOTAL RETURN (a)               6.77%      6.13%    12.24%    (2.99%)      0.54%      6.46%      6.12%      12.33%   (3.45%)   0.43%

RATIOS/SUPPLEMENTAL DATA:
  Net assets,
    end of period
   (in thousands)           $16,542    $16,169   $16,025   $14,283     $15,136    $10,133     $9,184      $7,668    $4,990   $1,202
  Ratios to average
    net assets:
   Net investment income*      5.01%      5.42%     5.01%     4.08%       2.73%      4.79%      5.43%       5.01%     3.75%    2.27%
   Expenses*                   0.35%      0.00%     0.00%     0.77%       1.15%      0.57%      0.00%       0.00%     1.14%    1.84%
   Gross Expenses*             1.57%      1.52%     1.81%     1.62%       2.09%      2.32%      2.26%       2.56%     2.30%    2.48%
  Portfolio turnover rate        13%         6%       25%        0%          0%        13%         6%         25%        0%       0%
------------------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS C              CLASS D
------------------------------------------------------------------------------------------------------------------------------------
                                                                          9/30/97(g)           9/30/97(g)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                             9/26/97*              9/26/97*
Net asset value, beginning of period                                          12.08                 12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                        0.02                  0.02
  Net realized and unrealized gains (losses) on investments                    0.00                  0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                 0.02                  0.02
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                                        0.01                  0.01
  Net realized gains                                                           0.00                  0.00
  Return of Capital                                                            0.00                  0.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                                            0.01                  0.01
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                12.09                 12.10
====================================================================================================================================

TOTAL RETURN (a)                                                               0.11%                 0.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                $   8,032             $   3,216
  Ratios to average net assets:
   Net investment income*                                                      4.04%                 4.31%
   Expenses*                                                                   0.74%                 0.54%
   Gross Expenses*                                                             0.76%                 0.56%
  Portfolio turnover rate                                                        13%                   13%

----------
See notes accompanying financial highlights.

                                GE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS A                                       CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                9/30/97   9/30/96   9/30/95      9/30/94(d)    9/30/97  9/30/96   9/30/95  9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                     --         --        --        12/22/93         --        --       --  12/22/93
Net asset value, beginning of period           $11.69     $11.91     $11.27         $12.19     $11.70    $11.91   $11.26    $12.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.69       0.65       0.73           0.47       0.63      0.60     0.65      0.42
  Net realized and unrealized
   gains (losses) on investments                 0.35      (0.19)      0.63          (0.84)      0.36     (0.20)    0.66     (0.81)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          1.04       0.46       1.36          (0.37)      0.99      0.40     1.31     (0.39)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                          0.68       0.68       0.72           0.47       0.63      0.61     0.66      0.42
  Net realized gains                             0.00       0.00       0.00           0.08       0.00      0.00     0.00      0.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              0.68       0.68       0.72           0.55       0.63      0.61     0.66      0.50
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $12.05     $11.69     $11.91         $11.27     $12.06    $11.70   $11.91    $11.26
====================================================================================================================================

TOTAL RETURN (a)                                 9.19%      3.91%     12.48%         (3.02%)     8.64%     3.41%   11.98%    (3.31%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $18,617    $15,653     $5,400        $26,023     $1,401    $1,673     $234       $65
  Ratios to average net assets:
   Net investment income*                        5.81%      5.66%      6.22%          5.37%      5.17%     5.19%    5.57%     4.83%
   Expenses*                                     1.09%      1.05%      1.08%          1.10%      1.56%     1.60%    1.60%     1.58%
   Gross Expenses*                               1.14%      1.12%      1.18%          1.51%      2.19%     2.44%    3.50%     2.01%
  Portfolio turnover rate                         258%       275%       315%           298%       258%      275%     315%      298%
------------------------------------------------------------------------------------------------------------------------------------


                                                           CLASS C                                        CLASS D
------------------------------------------------------------------------------------------------------------------------------------
                                   9/30/97     9/30/96     9/30/95     9/30/94   9/30/93(e)  9/30/97   9/30/96   9/30/95   9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                         --          --         --          --      1/5/93       --         --        --    11/29/93
Net asset value,
 beginning of period                $11.70      $11.92     $11.27      $12.31     $12.00     $11.69     $11.92    $11.27    $12.17
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income               0.72        0.69       0.73        0.61       0.36       0.75       0.72      0.77      0.55
  Net realized and unrealized
   gains (losses) on investments      0.35       (0.21)      0.67       (0.96)      0.31       0.35      (0.22)     0.65     (0.83)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               1.07        0.48       1.40       (0.35)      0.67       1.10       0.50      1.42     (0.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income               0.71        0.70       0.75        0.61       0.36       0.74       0.73      0.77      0.54
  Net realized gains                  0.00        0.00       0.00        0.08       0.00       0.00       0.00      0.00      0.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   0.71        0.70       0.75        0.69       0.36       0.74       0.73      0.77      0.62
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $12.06      $11.70     $11.92      $11.27     $12.31     $12.05     $11.69    $11.92    $11.27
====================================================================================================================================

TOTAL RETURN (a)                      9.45%       4.10%      12.81%     (2.97%)     5.24%      9.74%      4.32%    13.10%    (2.34%)

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (in thousands)                   $35,097     $28,115    $21,401     $13,600    $11,485    $16,229    $19,098    $6,642    $2,732

 Ratios to
  average net assets:
   Net investment income*             6.17%       5.84%      6.37%       5.22%      3.87%      5.97%      6.14%     6.57%     5.40%
   Expense*                           0.85%       0.85%      0.85%       0.79%      0.60%      0.56%      0.55%     0.59%     0.58%
   Gross Expenses*                    0.96%       0.99%      0.95%       1.26%      1.63%      0.59%      0.57%     2.50%     1.01%
  Portfolio turnover rate              258%        275%       315%        298%        68%       258%       275%      315%      298%


----------
See notes accompanying financial highlights.


                           GE GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                        9/30/97(f)     10/31/96        10/31/95       10/31/94       10/31/93
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                               --             --              --             --          9/8/93
Net asset value, beginning of period                      $8.48          $8.70           $8.43         $10.14          $10.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.53           0.62            0.58           0.70            0.12
  Net realized and unrealized
  gains (losses) on investments                            0.05          (0.22)           0.38          (1.60)          (0.18)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS             0.58           0.40            0.96          (0.90)          (0.06)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                    0.53           0.54            0.58           0.70            0.12
  Net realized gains                                       0.00           0.00            0.00           0.03            0.00
  Tax return of capital                                    0.00           0.08            0.11           0.08            0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        0.53           0.62            0.69           0.81            0.12
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $8.53          $8.48           $8.70          $8.43          $10.14
====================================================================================================================================

TOTAL RETURN (a)                                           7.13%          4.80%          11.77%         (9.17%)         (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)              $24,027        $29,090         $26,889         $21,498         $1,470
  Ratios to average net assets:
   Net investment income*                                  6.91%          6.59%           6.78%          7.09%           6.81%
   Expenses*                                               0.88%          0.90%           1.01%          0.99%           0.95%
   Gross Expenses*                                         0.88%          0.90%           1.01%          0.99%           0.95%
  Portfolio turnover rate                                   110%           334%            316%           129%             76%
------------------------------------------------------------------------------------------------------------------------------------

                                                          CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                           9/30/97(f)  10/31/96     10/31/95   10/31/94     10/31/93   10/31/92  10/31/91   10/31/90  10/31/89
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                   --        --           --          --           --         --        --         --       --
Net asset value,
  beginning of period         $8.49     $8.71        $8.42      $10.14        $9.95      $9.98     $9.54      $9.70    $9.71
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income        0.47      0.55         0.51        0.60         0.71       0.73      0.72       0.81     0.88
  Net realized and
  unrealized
  gains (losses) on
  investments                  0.05     (0.22)        0.41       (1.58)        0.20       0.03      0.56      (0.11)   (0.01)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS        0.52      0.33         0.92       (0.98)        0.91       0.76      1.28       0.70     0.87
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income        0.47      0.48         0.52        0.60         0.71       0.73      0.72       0.81     0.88
  In excess of net
   investment income           0.00      0.00         0.00        0.00         0.01       0.00      0.00       0.00     0.00
  Net realized gains           0.00      0.00         0.00        0.03         0.00       0.06      0.11       0.00     0.00
  Tax return of capital        0.00      0.07         0.11        0.11         0.00       0.00      0.01       0.05     0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS            0.47      0.55         0.63        0.74         0.72       0.79      0.84       0.86     0.88
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                $8.54     $8.49        $8.71       $8.42       $10.14      $9.95     $9.98      $9.54    $9.70
====================================================================================================================================

TOTAL RETURN (a)               6.36%     4.00%       11.19%      (9.98%)       9.48%      7.74%    14.08%      7.55%    9.59%

RATIOS/SUPPLEMENTAL DATA:
  Net assets,
   end of period
   (in thousands)          $523,303  $747,216   $1,112,254  $1,252,348   $1,342,597   $785,851   $213,115   $72,261  $56,682
  Ratios to average
  net assets:
   Net investment income*      6.15%     5.77%        6.08%       6.45%        6.96%      7.08%     7.11%      8.32%    9.17%
   Expenses*                   1.63%     1.69%        1.76%       1.76%        1.73%      1.64%     1.81%      1.59%    0.89%
   Gross Expenses*             1.63%     1.69%        1.76%       1.76%        1.73%      1.64%     1.81%      1.95%    2.08%
  Portfolio turnover rate       110%     334%          316%        129%          76%    101.31%   111.97%     50.44%   37.23%




                                           CLASS B
--------------------------------------------------------------------------------

                                      10/31/88       10/31/87
--------------------------------------------------------------------------------

INCEPTION DATE                           --          4/22/87
Net asset value,
  beginning of period                  $9.62          $10.00
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income                 0.87            0.42
  Net realized and
  unrealized
  gains (losses) on
  investments                           0.14           (0.36)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                 1.01            0.06
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 0.87            0.42
  In excess of net
   investment income                    0.00            0.00
  Net realized gains                    0.05            0.02
  Tax return of capital                 0.00            0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     0.92            0.44
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                         $9.71           $9.62
================================================================================

TOTAL RETURN (a)                       10.96%           0.69%

RATIOS/SUPPLEMENTAL DATA:
  Net assets,
   end of period
   (in thousands)                    $34,887          $6,844
  Ratios to average
  net assets:
   Net investment income*               9.20%           8.17%
   Expenses*                            0.50%           0.50%
   Gross Expenses*                      3.00%           5.75%
  Portfolio turnover rate              66.04%         159.76%



----------
See notes accompanying financial highlights.

                           GE SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A                                     CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                             9/30/97   9/30/96      9/30/95     9/30/94     9/30/97   9/30/96   9/30/95    9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                   --         --          --       3/2/94         --        --        --      3/2/94
Net asset value, beginning of period         $11.78     $11.91      $11.72       $12.00      $11.78    $11.90    $11.72     $12.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                        0.65       0.60        0.64         0.35        0.61      0.56      0.59       0.33
  Net realized and unrealized
   gains (losses) on investments               0.07      (0.06)       0.21        (0.30)       0.06     (0.05)     0.21      (0.31)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM INVESTMENT OPERATIONS        0.72       0.54        0.85         0.05        0.67      0.51      0.80       0.02
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                        0.64       0.61        0.66         0.33        0.60      0.57      0.62       0.30
  Net realized gains                           0.01       0.06        0.00         0.00        0.01      0.06      0.00       0.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                            0.65       0.67        0.66         0.33        0.61      0.63      0.62       0.30
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $11.85     $11.78      $11.91       $11.72      $11.84    $11.78    $11.90     $11.72
====================================================================================================================================

TOTAL RETURN (a)                               6.30%      4.63%       7.48%       0.40%       5.84%      4.35%     7.01%      0.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands)                             $7,298       $340        $285          $35      $1,031      $145       $83        $25
  Ratios to average net assets:
   Net investment income*                      5.24%      5.04%       5.27%        4.75%       4.84%     4.67%     5.07%      4.38%
   Expenses*                                   0.95%      0.95%       0.95%        0.95%       1.30%     1.30%     1.30%      1.30%
   Gross Expenses*                             2.19%      3.00%       3.00%        1.71%       7.77%     3.35%     3.35%      2.06%
  Portfolio turnover rate                       265%       201%        415%         146%        265%      201%      415%       146%
------------------------------------------------------------------------------------------------------------------------------------


                                                               CLASS C                                     CLASS D
------------------------------------------------------------------------------------------------------------------------------------
                                            9/30/97     9/30/96     9/30/95     9/30/94    9/30/97    9/30/96    9/30/95    9/30/94
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                  --          --          --      3/2/94         --         --         --     3/2/94
Net asset value, beginning of period        $11.79      $11.91      $11.72      $12.00      $11.78     $11.90     $11.72     $12.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                       0.67        0.63        0.66        0.36        0.70       0.66       0.69       0.39
  Net realized and unrealized
   gains (losses) on investments              0.08       (0.05)       0.22       (0.30)       0.08      (0.05)      0.21      (0.31)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS       0.75        0.58        0.88        0.06        0.78       0.61       0.90       0.08
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                       0.67        0.64        0.69        0.34        0.70       0.67       0.72       0.36
  Net realized gains                          0.01        0.06        0.00        0.00        0.01       0.06       0.00       0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           0.68        0.70        0.69        0.34        0.71       0.73       0.72       0.36
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $11.86      $11.79      $11.91      $11.72      $11.85     $11.78     $11.90     $11.72
====================================================================================================================================

TOTAL RETURN (a)                              6.57%       4.98%       7.74%       0.53%       6.83%      5.24%      7.92%      0.69%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands)                            $5,319      $3,653      $2,437        $287      $7,717     $7,786     $8,048     $7,822
  Ratios to average net assets:
   Net investment income*                     5.57%       5.28%       5.62%       5.18%       5.80%      5.54%      5.89%      5.32%
   Expenses*                                  0.70%       0.70%       0.70%       0.70%       0.45%      0.45%      0.45%      0.45%
   Gross Expenses*                            1.07%       1.34%       1.84%       1.46%       0.68%      0.83%      0.98%      1.21%
  Portfolio turnover rate                      265%        201%        415%        146%        265%       201%       415%       146%


----------
See notes accompanying financial highlights.


                                GE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      9/30/97       9/30/96        9/30/95        9/30/94     9/30/93(e)
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --             --             --             --         1/5/93
Net asset value, beginning of period                   $1.00          $1.00          $1.00          $1.00          $1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.05           0.05           0.05           0.03           0.02
  Net realized and unrealized
   gains (losses) on investments                        0.00           0.00           0.00           0.00           0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                 0.05           0.05           0.05           0.03           0.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 0.05           0.05           0.05           0.03           0.02
  Net realized gains                                    0.00           0.00           0.00           0.00           0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     0.05           0.05           0.05           0.03           0.02
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $1.00          $1.00          $1.00          $1.00          $1.00
====================================================================================================================================

TOTAL RETURN (a)                                        5.14%          5.18%          5.52%          3.31%          1.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)          $114,030        $85,842        $71,664        $53,607        $17,197
  Ratios to average net assets:
   Net investment income*                               5.04%          5.06%          5.32%          3.41%          2.27%
   Expenses*                                            0.47%          0.45%          0.45%          0.45%          0.45%
   Gross Expenses*                                      0.56%          0.66%          0.70%          1.04%          1.48%



----------

Notes to Financial Highlights

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total return would have been lower. Periods less than one year are not annualized.

(b) For the fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. Mark-ups, mark-downs and spreads on shares traded on a principal basis are not included unless they are disclosed on confirmations prepared in accordance with Rule 10b-10 under the Securities Exchange Act of 1934, as amended.

(c)  Per share data is based on average shares outstanding during the period.

(d) Per share information is for the period since inception through September 30, 1994, and the total return information is for the period January 1, 1994, commencement of investment operations, through September 30, 1994.

(e) Per share information is for the period since inception through September 30, 1993, and the total return information is for the period February 22, 1993, commencement of investment operations, through September 30, 1993.

(f) For the period November 1, 1996 thru September 30, 1997. See Note 9 in the Notes to Financial Statements for further information.

(g) For the period September 27, 1997 thru September 30, 1997. See Note 9 in the Notes to Financial Statements for further information.

(h) For the period December 31, 1996 (commencement of operations) thru September 30, 1997.

*  Annualized for periods less than one year.

PERFORMANCE

The chart below shows each Fund's historical performance for the referenced period compared to the historical performance of broad market indexes for the same time period.

                                             Average Annual Total Return (in %) (as of 3/31/98)
                       -------------------------------------------------------------------------------------------------------------
                                                                                            Load Adjusted
                                                                              ----------------------------------------------
                       One      Three     Five    Ten         Since           One      Three     Five      Ten      Since
                       Year     Year      Year    Year        Inception       Year     Year      Year      Year    Inception
                       ----     ----      ----    ----        ---------       ----     ----      ----      ----    ---------
GE Premier Growth
Equity Fund
    Class A            49.52    N/A       N/A      N/A    32.82 (12/31/96)   40.94      N/A       N/A      N/A      26.62 (12/31/96)
    Class B            48.82    N/A       N/A      N/A    32.17 (12/31/96)   44.82      N/A       N/A      N/A      29.91 (12/31/96)
    Class C            49.94    N/A       N/A      N/A    33.19 (12/31/96)    N/A       N/A       N/A      N/A        N/A
    Class D            50.25    N/A       N/A      N/A    33.49 (12/31/96)    N/A       N/A       N/A      N/A        N/A
S&P 500 Index          48.04    N/A       N/A      N/A          N/A           N/A       N/A       N/A      N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund
    Class A            44.43   30.52      N/A      N/A    22.58 (1/1/94)     36.15     27.97       N/A      N/A     20.86 (1/1/94)
    Class B            43.73   29.66      N/A      N/A    22.12 (12/22/93)   39.73     29.46       N/A      N/A     22.12 (12/22/93)
    Class C            44.79   30.86     20.63     N/A    21.37 (2/22/93)      N/A       N/A       N/A      N/A       N/A
    Class D            45.14   31.18      N/A      N/A    23.05 (11/29/93)     N/A       N/A       N/A      N/A       N/A
S&P 500 Index          48.04   32.82     22.40     N/A         N/A             N/A       N/A       N/A      N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
GE Mid-Cap Growth Fund
  (formerly Investors
   Trust Growth Fund)
    Class A            45.35   26.40      N/A      N/A    19.37 (9/8/93)     36.99     23.93        N/A      N/A      17.83 (9/8/93)
    Class B            44.45   25.59      N/A      N/A    18.56 (9/8/93)     41.29     25.16        N/A      N/A      18.56 (9/8/93)
    Class C             N/A     N/A       N/A      N/A    6.48 (10/2/97)       N/A       N/A        N/A      N/A       N/A (10/2/97)
    Class D             N/A     N/A       N/A      N/A    11.20 (1/5/98)       N/A       N/A        N/A      N/A       N/A (1/5/98)
S&P Mid-Cap 400 Index  49.04   28.17      N/A      N/A         N/A             N/A       N/A        N/A      N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
GE Value Equity Fund
  (formerly Investors
  Trust Value Fund)
    Class A            45.99   30.28      N/A      N/A     20.86 (9/8/93)    37.60     27.73        N/A      N/A      19.30 (9/8/93)
    Class B            45.04   29.37      N/A      N/A     20.04 (9/8/93)    41.05     28.97        N/A      N/A      20.04 (9/8/93)
    Class C             N/A     N/A       N/A      N/A     14.07 (10/2/97)     N/A       N/A        N/A      N/A       N/A (10/2/97)
    Class D             N/A     N/A       N/A      N/A     12.40 (1/5/98)      N/A       N/A        N/A      N/A       N/A  (1/5/98)
S&P 500/Barra
 Value Index          42.48    30.25      N/A      N/A         N/A             N/A       N/A        N/A      N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
GE Global Equity Fund
    Class A           24.24    16.49      N/A      N/A     11.34 (1/1/94)    17.10     14.22        N/A      N/A     9.80 (1/1/94)
    Class B           23.65    15.91      N/A      N/A     11.45 (12/22/93)  19.65     15.42        N/A      N/A    11.45 (12/22/93)
    Class C           24.50    16.76     14.11     N/A     14.69 (2/22/93)     N/A       N/A        N/A      N/A      N/A
    Class D           24.93    17.08      N/A      N/A     13.81 (11/29/93)    N/A       N/A        N/A      N/A      N/A
Morgan Stanley
  Capital
  International
  World Index         31.92    20.08     16.53     N/A         N/A             N/A       N/A        N/A      N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
GE International Equity Fund
    Class A           23.10    16.56      N/A      N/A     11.04 (3/2/94)    18.02     14.29        N/A      N/A      9.43 (3/2/94)
    Class B           22.46    15.95      N/A      N/A     10.46 (3/2/94)    18.50     15.45        N/A      N/A     10.46 (3/2/94)
    Class C           23.36    16.83      N/A      N/A     11.29 (3/2/94)      N/A       N/A        N/A      N/A       N/A
    Class D           23.90    17.27      N/A      N/A     11.68 (3/2/94)      N/A       N/A        N/A      N/A       N/A
Morgan Stanley
  Capital
  International
  EAFE Index          18.59   10.56       N/A      N/A          N/A           N/A        N/A        N/A      N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
GE Strategic Investment Fund
    Class A           26.96   19.65       N/A      N/A      14.84 (1/1/94)    19.63    17.30        N/A      N/A    13.26 (1/1/94)
    Class B           26.12   18.98       N/A      N/A      14.25 (12/22/93)  22.12    18.51        N/A      N/A    14.25 (12/22/93)
    Class C           27.30   19.92       N/A      N/A      14.33 (2/22/93)    N/A       N/A        N/A      N/A      N/A
    Class D           27.55   20.25       N/A      N/A      15.39 (11/29/93)   N/A       N/A        N/A      N/A      N/A
S&P 500 Index         48.04   32.82       N/A      N/A           N/A           N/A       N/A        N/A      N/A      N/A
Lehman Brothers
  Aggregate
  Bond Index          12.00    9.18       N/A      N/A           N/A           N/A       N/A        N/A      N/A      N/A
S&P 500 Index &
  Lehman Brothers
  Aggregate
  Bond Index          33.62   23.36       N/A      N/A           N/A           N/A       N/A        N/A      N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
GE Tax-Exempt Fund
  (formerly Investors Trust Tax Free Fund)
    Class A            7.34    6.80       N/A      N/A       5.38 (9/8/93)    2.78      5.27        N/A      N/A    4.38 (9/8/93)
    Class B            6.86    6.63       N/A      N/A       5.14 (9/8/93)    3.86      6.04        N/A      N/A    5.14 (9/8/93)
    Class C             N/A     N/A       N/A      N/A       2.76 (9/26/97)    N/A       N/A        N/A      N/A      N/A
    Class D             N/A     N/A       N/A      N/A       2.91 (9/26/97)    N/A       N/A        N/A      N/A      N/A
Lehman Brothers
  10-Year
  General
  Obligation
  Municipal
  Bond Index          10.49    8.17       N/A      N/A           N/A           N/A       N/A        N/A      N/A      N/A

                                             Average Annual Total Return (in %) (as of 3/31/98)
                       -------------------------------------------------------------------------------------------------------------
                                                                                                Load Adjusted
                                                                                  ----------------------------------------------
                           One      Three     Five    Ten         Since           One      Three     Five      Ten      Since
                           Year     Year      Year    Year        Inception       Year     Year      Year      Year    Inception
                           ----     ----      ----    ----        ---------       ----     ----      ----      ----    ---------
GE Fixed Income Fund
    Class A               10.87     8.20      N/A     N/A       6.10 (1/1/94)      6.12     6.64      N/A      N/A   5.01 (1/1/94)
    Class B               10.31     7.72      N/A     N/A       5.59 (12/23/93)    7.31     7.14      N/A      N/A   5.69 (12/23/93)
    Class C               11.04     8.46      N/A     N/A       6.29 (2/22/93)      N/A      N/A      N/A      N/A       N/A
    Class D               11.42     8.75      N/A     N/A       6.57 (11/29/93)     N/A      N/A      N/A      N/A       N/A
Lehman Brothers
  Aggregate Bond Index    12.00     9.18      N/A     N/A            N/A            N/A      N/A      N/A      N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
GE Government Securities Fund
  (formerly Investors Trust Government Fund)
    Class A               11.21     7.98      N/A     N/A       3.68 (9/8/93)      6.48     6.42      N/A      N/A    2.69 (9/8/93)
    Class B               10.48     7.19     3.83    6.81       6.77 (4/22/87)     7.46     6.61      3.83     6.81   6.77 (4/22/87)
    Class C                N/A       N/A      N/A     N/A       2.70 (10/27/97)     N/A      N/A      N/A      N/A    N/A (10/27/97)
Lehman Brothers
  Government
  Bond Index              12.14     8.91     6.71    8.70            N/A            N/A      N/A      N/A      N/A        N/A
----------------------------------------------------------------------------------------------
GE Short-Term Government Fund
    Class A                6.49     6.10     N/A     N/A        5.27 (3/2/94)      3.84     5.21      N/A      N/A    4.61(3/2/94)
    Class B                6.12     5.71     N/A     N/A        4.88 (3/2/94)      3.12     5.11      N/A      N/A    4.88(3/2/94)
    Class C                6.76     6.34     N/A     N/A        5.53 (3/2/94)       N/A      N/A      N/A      N/A        N/A
    Class D                7.03     6.60     N/A     N/A        5.77 (3/2/94)       N/A      N/A      N/A      N/A        N/A
Lehman Brothers 1-3 Year
  Government Bond Index    7.50     6.85     N/A     N/A            N/A             N/A      N/A      N/A      N/A        N/A
------------------------------------------ ----------------------------------------------------
GE Money Market Fund       5.24     5.26     N/A     N/A        4.58 (2/22/93)      N/A      N/A      N/A      N/A        N/A
90 Day T-Bill              5.20     5.28     N/A     N/A             N/A            N/A      N/A      N/A      N/A        N/A


--------------------------------------------------------------------------------
NOTES TO PERFORMANCE


For periods prior to September 26, 1997, the performance data relating to Class A and B shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund reflect the prior performance and expense ratios of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust, the assets of which were acquired by the corresponding GE Fund. GE Government Securities Fund has not offered Class D shares since the Fund's inception, therefore no performance data is shown for Class D shares of this Fund. Because the performance data relating to Class C and D shares of GE Tax-Exempt Fund is limited to the period from September 26, 1997 to March 31, 1998, such data reflects the "Aggregate Total Return" rather than the "Average Annual Total Return" for the period.


The performance data has been calculated to assume the current maximum sales charges imposed by GE Funds, which are generally higher than the sales charges formerly imposed by GE Funds.

The mutual fund results are net of fees and expenses and assume changes in share price, reinvestment of dividends and capital gains, and, if applicable, the deduction of any sales charges as set forth under the "Load Adjusted" column. GEIM has voluntarily agreed to reduce or otherwise limit certain expenses of the GE Funds. Also, certain of the results for funds that were series of Investors Trust were favorably affected by expense waivers or limitations. Absent these limits, the GE Funds' and Investors Trust Funds' performance would have been lower.

The Standard & Poor's ("S&P") Composite Index of 500 stocks (S&P 500 Index), the S&P Composite Index of 400 mid-cap stocks (S&P Mid-Cap 400 Index), the S&P/Barra Composite Index of 500 value stocks (S&P/Barra 500 Value Index), Morgan Stanley Capital International World Index (MSCI World), Morgan Stanley Capital International EAFE Index (MSCI EAFE), Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Municipal Bond Index (LBMI), Lehman Brothers 1-3 Year Government Bond Index (LB 1-3), the Lehman Brothers 10-Year General Obligation Municipal Bond Index and the Lehman Brothers Government Bond Index are unmanaged indexes and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P Mid-Cap 400 Index is a capitalization-weighted index of 400 U.S. stocks with a median market capitalization of approximately $700 million. The S&P/Barra 500 Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios. MSCI World Index is a composite of 1,561 stocks in companies from 22 countries representing the European, Pacific Basin and American regions. MSCI EAFE Index is a composite of 1,103 stocks of companies from 20 countries representing stock markets of Europe, Australasia, New Zealand and Far East. LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. LBMI is a composite of investment grade, fixed rate municipal bonds and is considered to be representative of the municipal bond market. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. The Lehman Brothers 10-Year General Obligation Municipal Bond Index is comprised of all municipal general obligation investment-grade debt issues with maturities between 8 and 11 years and each issue must be at least $50 million. The Lehman Brothers Government Bond Index is comprised of all U.S. dollar fixed-rate U.S. agency and Treasury bond issues (excluding stripped issues) with remaining maturities greater than one year and with at least $100 million in outstanding issuance. S&P 500 Index & LB Aggregate Bond Index simulates a blended return which is representative of the approximate asset allocation mix of the GE Strategic Investment Fund for the periods presented (composed of 60% S&P 500 Index, 40% LB Aggregate). The actual allocation mix of this Fund may have varied from time to time. The results shown for the foregoing indexes assume the reinvestment of net dividends.

GE SMALL-CAP VALUE FUND --
PRIOR PERFORMANCE OF PALISADE CAPITAL MANAGEMENT, L.L.C.

The investment performance presented below represents the composite performance of relevant private accounts (the "Accounts") managed by the investment professionals of Palisade Capital Management, L.L.C. ("Palisade"), the sub-investment adviser of the GE Small-Cap Value Equity Fund (the "Small-Cap Value Fund"). The performance of the Accounts was computed by Palisade and verified by independent accountants. The methodology of calculating the performance differs from that required to be employed by mutual funds. The performance data of the Accounts is net of advisory fees and other expenses.

The performance data below represents the prior performance of the Accounts, not the prior performance of the Small-Cap Value Fund, and should not be considered an indication of future performance of the Fund. In managing the Fund, Palisade will employ substantially the same investment objectives, policies and strategies that it employed in managing the Accounts. However, in managing the Fund, Palisade will be subject to restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code (e.g., limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders) that do not apply to the Accounts. The Fund also will incur operating expenses, such as transfer agency, legal and auditing fees, that are not borne by the Accounts. In addition, the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will likely cause the Fund to experience cash flows different from those of the Accounts. All of the foregoing may affect the performance of the Fund and cause it to differ from that of the Accounts.

                        PALISADE CAPITAL MANAGEMENT, L.L.C.
                                  SMALL-CAP EQUITY
                                     COMPOSITE
                                (5/1/87 TO 12/31/97)
--------------------------------------------------------------------------------
                    SMALL-CAP EQUITY         RUSSELL 2000        # OF ACCOUNTS
                       COMPOSITE                INDEX            IN COMPOSITE
                       ---------                -----            ------------

1987*                   -11.18%                 -24.45%               1
1988                     18.36%                  24.89%               1
1989**                   25.26%                  16.24%               1
1990                      6.67%                 -19.51%               1
1991                     40.53%                  46.05%               1
1992                     10.86%                  18.41%               1
1993                     11.89%                  18.91%               1
1994                      3.59%                  -1.82%               3
1995                     32.05%                  28.44%               3
1996                     23.17%                  16.52%               5
1997                     26.26%                  22.37%               6

----------

*  Represents performance 5/1/87 through 12/31/87.

** See Note B below.

--------------------------------------------------------------------------------
                         ANNUALIZED RETURN (AS OF 12/31/97)

                    SMALL-CAP EQUITY         RUSSELL 2000
                       COMPOSITE                INDEX
                       ---------                -----
1 Year                  26.26%                 22.37%
3 Years                 27.11%                 22.35%
5 Years                 18.94%                 16.41%
7 Years                 20.59%                 20.54%
10 Years                19.35%                 15.76%

NOTE A -- COMPOSITE. The Palisade Small-Cap Equity Composite (the "Composite") is comprised of all fully discretionary, fee-paying, tax-exempt institutional Accounts with assets of $10 million or greater at the beginning of the calendar quarter that are managed in accordance with Palisade's small capitalization investment strategy.

The investment objective of the small capitalization equity strategy is long-term growth of capital. Under normal circumstances, the Accounts managed in accordance with this strategy are primarily invested in small capitalization securities with the balance of an Account invested in cash equivalents. Portfolio returns of Accounts are compared to the Russell 2000 Index (the "Russell Index"), which is an unmanaged index of common stocks of issuers with total market capitalizations between $__ million and $__ billion as of June 30, 1998. Both the Composite and the Russell Index reflect the reinvestment of dividends and distributions. Portfolio structure and security holdings of Accounts included in the Composite, however, may differ materially from those of the Russell Index. Moreover, unlike the Russell Index, the Composite reflects the effect of transaction and other fees and expenses and the deduction of the actual dollar-weighted management fee rate paid by all Accounts in the Composite.

NOTE B -- PERFORMANCE RESULTS. Palisade has prepared this presentation in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR") from May 1, 1987 through December 31, 1988 and from January 1, 1990 through December 31, 1997. The results for 1989 are not in compliance with the AIMR Performance Presentation Standards because quarterly statements of market values are not available; the return calculated for 1989 is the annual return without the effect of quarterly compounding. AIMR has not been involved with the preparation of, and has not reviewed, this report. Composite results are valued quarterly and the results are time-weighted and asset-weighted by using beginning-of-quarter market values. The Composite results presented for periods prior to the commencement of operations of Palisade in April 1995 are the investment results of the same Accounts managed by the identical investment professionals while they were employed as a separate operating group within Smith Barney Inc. and Drexel Burnham Lambert.

THE MULTIPLE DISTRIBUTION
SYSTEM
================================================================================

Pursuant to a multiple distribution system (the "Multiple Distribution System"), the Trust offers investors in GE Premier Growth Equity Fund, GE U.S. Equity Fund, GE Small-Cap Value Equity Fund, GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Strategic Investment Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, [GE Small-Cap Growth Equity Fund, GE Mid-Cap Value Equity Fund and GE High Yield Fund] (each a "Participant Fund" and together the "Participant Funds") different methods of purchasing shares, thus enabling investors to choose the Class that best suits their needs given the amount of purchase and intended length of investment.

CLASS A SHARES. Class A shares are sold at net asset value per share plus a maximum initial sales charge imposed at the time of purchase of 5.75% with respect to GE Premier Growth Equity Fund, GE U.S. Equity Fund, GE Small-Cap Value Equity Fund, [GE Small-Cap Growth Equity Fund, GE Mid-Cap Value Equity Fund,] GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Global Equity Fund, GE International Equity Fund and GE Strategic Investment Fund; 4.25% with respect to GE Tax-Exempt Fund, [GE High Yield Fund,] GE Fixed Income Fund and GE Government Securities Fund and 2.50% with respect to GE Short-Term Government Fund. The initial sales charge may be reduced or waived for certain purchases. Class A shares of a Participant Fund are subject to an annual service fee of
 .25% of the value of the Participant Fund's average daily net assets attributable to the Class and an annual distribution fee of .25% of the value of the Participant Fund's average daily net assets attributable to the Class. The annual service fee is used by GEIM to compensate itself or others, including GE Investment Distributors, Inc., the distributor of the Funds' shares (the "Distributor"), for services provided to shareholders of the Class A shares. The distribution fee is used to compensate GEIM or to allow GEIM to compensate others, including the Distributor, for its expenses associated with activities that are primarily intended to result in the sale of Class A shares of the Participant Funds. The sales charge is retained by the Distributor, although a portion of the sales charge may be paid to registered representatives or other dealers that enter into selected dealer agreements with the Distributor. See "Purchase of Shares" and "Redemption of Shares" below.

CLASS B SHARES. Class B shares are sold at net asset value per share subject to a maximum 4.00% CDSC with respect to GE Premier Growth Equity Fund, GE U.S. Equity Fund, GE Small-Cap Value Equity Fund, [GE Small-Cap Growth Equity Fund, GE Mid-Cap Value Equity Fund,] GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Global Equity Fund, GE International Equity Fund and GE Strategic Investment Fund and a maximum 3.00% CDSC with respect to GE Tax-Exempt Fund, [GE High Yield Fund,] GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund, which is assessed only if the shareholder redeems shares within the first four years of investment. Class B shares acquired or exchanged from shares of Investors Trust are subject to a maximum CDSC of 5.00%, which is assessed only if such shareholder redeems shares within the first five years of investment. This method of distribution results in 100% of the investor's assets being used to acquire shares of the Participant Fund. For each year of investment, the applicable CDSC declines in accordance with the tables set out below under "Redemption of

Shares--Redemptions in General." Class B shares of a Participant Fund, other than GE Short-Term Government Fund, are subject to an annual service fee of .25% and an annual distribution fee of .75% of the value of the Participant Fund's average daily net assets attributable to the Class. In the case of GE Short-Term Government Fund, Class B shares are subject to an annual service fee of .25% and an annual distribution fee of .60% of the value of the Fund's average daily net assets attributable to the Class. Like the service fee and distribution fee applicable to Class A shares, the Class B service fee and distribution fee is used to compensate GEIM or to enable GEIM to compensate others with respect to expenses associated with ongoing shareholder and distribution services provided to shareholders of Class B shares. See "Purchase of Shares" and "Redemption of Shares" below.

Six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust), Class B shares will convert automatically to Class A shares, based on the relative net asset values of shares of each Class, and will at that time be subject to a distribution fee of
 .25% of the Participant Fund's net assets attributable to the Class (as well as the service fee of .25% of the value of the Participant Fund's average daily net assets attributable to the Class). The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversions will not constitute taxable events for Federal tax purposes.

CLASS C SHARES. Class C shares of a Participant Fund are sold at net asset value per share, subject only to an annual service fee of .25% of the value of the Participant Fund's average daily net assets attributable to the Class. No sales charge or CDSC will be imposed on Class C shares; however, Class C shares are available only to a limited group of investors, including employees of GE or an affiliate of GE and certain other individual investors as described in greater detail under "Purchase of Shares" below.

CLASS D SHARES. Class D shares of a Participant Fund are sold at net asset value per share and are not subject to any sales charge, CDSC, service fee or distribution fee. Class D shares are available only to certain institutional investors described in greater detail under "Purchase of Shares" below.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
================================================================================

Set forth below is a description of the investment objective and policies of each Fund. The investment objective of a Fund may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Such a majority is defined in the 1940 Act as the lesser of (1) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (2) more than 50% of the outstanding shares of the Fund. No assurance can be given that a Fund will be able to achieve its investment objective.


GE PREMIER GROWTH EQUITY FUND


The investment objective of GE Premier Growth Equity Fund (the "Premier Fund") is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective through investment primarily in growth-oriented equity securities which, under normal market conditions, will represent at least 65% of the Fund's assets. In pursuing its objectives, the Fund, under normal conditions, may invest in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by U.S. and foreign companies.

In attempting to achieve its objective, the Premier Fund will seek to identify and invest in companies it believes will offer potential for long-term growth of capital. These companies typically would possess one or more of a variety of characteristics, including high quality products and/or services, strong balance sheets, sustainable internal growth, superior financial returns, competitive position in the issuer's economic sector and shareholder-oriented management. While the Fund may invest in companies of varying sizes as measured by assets, sales or capitalization, a majority of its assets will, under normal market conditions, be comprised of companies with relatively large capitalizations. In addition, the Fund will normally be invested in companies that have above-average growth prospects and which are typically leaders in their fields. The Fund will generally be diversified over a cross section of industries.



GE U.S. EQUITY FUND


The investment objective of GE U.S. Equity Fund (the "U.S. Equity Fund") is long-term growth of capital, which objective the Fund seeks to achieve through investment primarily in equity securities of U.S. companies. In pursuing its objective, the Fund, under normal conditions, invests at least 65% of its assets in equity securities, consisting of common stocks and preferred stocks, and securities convertible into common stocks, consisting of convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. The equity securities issued by U.S. companies in which the Fund invests typically are traded on U.S. securities exchanges; those U.S. equity securities held by the Fund that are not exchange-traded are non-publicly traded or traded in the U.S. over-the-counter market. Up to 15% of the Fund's assets may be invested in foreign securities. American Depositary Receipts (i.e., U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer, "ADRs") and securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange ("U.S. Listed Securities") or traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively "Nasdaq Traded Securities") will be included for purposes of the Fund's 65% minimum described above, and excluded for purposes of the Fund's 15% maximum in investments in foreign securities. A more complete description of foreign securities and depositary receipts and the risks and special considerations applicable to them is included below under "Risk Factors and Special Considerations" and in "Further
Information: Certain Investment Techniques and Strategies."

In managing the assets of the U.S. Equity Fund, GEIM uses a combination of "value-oriented" and "growth-oriented" investing. Value-oriented investing involves seeking securities that may have low price-to-earnings ratios, or high yields, or that sell for less than intrinsic value as determined by GEIM, or that appear attractive on a dividend discount model. These securities generally are sold from the Fund's portfolio when their prices approach targeted levels. Growth-oriented investing generally involves buying securities with above average earnings growth rates at reasonable prices. The Fund holds these securities until GEIM determines that their growth prospects diminish or that they have become overvalued when compared with alternative investments.

In investing on behalf of the U.S. Equity Fund, GEIM seeks to produce a portfolio that GEIM believes will have similar characteristics to the S&P 500 Index, by virtue of blending investments in both "value" and "growth" securities. Since the Fund's strategy seeks to combine these basic elements, but is designed to select investments deemed to be the most attractive within each category, GEIM believes that the strategy should be capable of outperforming the U.S. equity market as reflected by the S&P 500 Index on a total return basis.

The U.S. Equity Fund may, under normal market conditions, invest up to 35% of its assets in notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in these kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company, such as a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough or new management or management policies.


GE SMALL-CAP VALUE EQUITY FUND

The investment objective of the Small-Cap Value Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small-sized market capitalizations that Palisade, the Fund's sub-investment adviser, considers to be undervalued by the market in relation to factors such as the company's assets, earnings, or growth potential. The Fund uses a fundamental, "bottom-up" analysis to identify those companies whose share price does not fully reflect the value of the company.

The Small-Cap Value Fund, under normal market conditions, invests at least 65% of its total assets in a portfolio of equity securities of small-capitalization companies traded on U.S. securities exchanges or in the U.S. over-the-counter market, including common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks, ADRs and warrants or rights issued by U.S. and foreign companies. The Fund considers a "small-capitalization" company to be one that has a market capitalization, measured at the time it purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (Although as of June 30, 1998, the Russell 2000 Index included companies with market capitalizations between $___ million and $___ billion, currently it is expected that the weighted average market capitalization of the Fund's portfolio will ordinarily fall between $100 million and $1 billion.) Companies whose capitalization no longer meets this definition after purchase continue to be considered small-capitalization companies for purposes of the Fund's policy of investing at least 65% of its assets in small-capitalization companies. In addition, the Fund may invest up to 35% of its total assets in securities of companies outside the capitalization range of the Russell 2000 Index. As a result of these policies, the average market capitalization of the Fund's portfolio at any particular time may exceed $___ billion, particularly at times when the market values of small-capitalization company stocks are rising. In general, investments in smaller-capitalization companies often involve greater risks than investments in larger companies. (See "Risk Factors and Special Considerations -- Smaller Companies.")

The Small-Cap Value Fund will invest primarily in companies whose securities are traded in the U.S. markets, but may invest up to 10% of its assets in foreign securities, excluding, for purposes of this limitation, ADRs, U.S. Listed Securities and Nasdaq Traded Securities. (See "Risk Factors and Special Considerations -- Investment in Foreign Securities.")


GE MID-CAP GROWTH FUND

The investment objective of GE Mid-Cap Growth Fund (the "Mid-Cap Growth Fund") is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in the equity securities of companies with medium-sized market capitalizations ("mid-cap") that have the potential for above-average growth. The Fund, under normal market conditions, invests at least 65% of its total assets in a portfolio of equity securities of mid-cap companies traded on U.S.

securities exchanges or in the U.S. over-the-counter market, including common stocks, preferred stocks, convertible preferred stocks, convertible bonds, convertible debentures, convertible notes, ADRs and warrants or rights issued by U.S. and foreign companies. The Fund defines a mid-cap company as one whose securities are within the market capitalization range of stocks listed on the S&P MidCap 400 Index.

Mid-cap growth companies are often still in the early phase of their life cycle. Accordingly, investing in mid-cap companies generally entails greater risk exposure and volatility (meaning upward or downward price swings) than investing in large, well-established companies. However, GEIM believes that mid-cap companies may offer the potential for more rapid growth. See "Risk Factors and Special Considerations--Smaller Companies."


GEIM relies on its proprietary research to identify mid-cap companies with potentially attractive growth prospects. These companies typically have one or more of a variety of characteristics, including attractive products or services, above average earnings growth potential, superior financial returns, strong competitive position, shareholder focused management and sound balance sheets. There is, of course, no guarantee that GEIM will be able to identify such companies or that the Mid-Cap Growth Fund's investment in them will be successful.

The Mid-Cap Growth Fund may invest up to 35% of its assets in (i) securities of companies outside the capitalization range of the S&P Mid-Cap 400 Index; (ii) foreign securities, excluding, for purposes of this limitation, ADRs and U.S. Listed Securities and Nasdaq Traded Securities; and (iii) bonds, notes and debentures.


GE VALUE EQUITY FUND

The investment objective of the GE Value Equity Fund (the "Value Equity Fund") is long-term growth of capital and future income. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with large sized market capitalization that GEIM considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers. During normal market conditions, the Fund invests at least 65% of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by U.S. and foreign companies.

The Value Equity Fund's investment philosophy is that the market tends to overreact to both good and bad news about issuers. Companies experiencing faster than expected growth tend to be overvalued as the market extrapolates current good news well beyond a sustainable time-frame and correspondingly overforecasts the period and magnitude of decline of companies experiencing near term difficulties. These difficulties can be driven by factors both internal and external to the company. Internal factors may include operational mismanagement or strategic mistakes. External factors may include a change in the economic environment or a shift in the competitive dynamics of an industry. The Fund attempts to identify firms that are out of favor for a variety of reasons and select those which GEIM believes to be undervalued relative to their true business prospects.


In accordance with this premise, GEIM will identify and select securities that it believes are undervalued, using factors it considers indicative of fundamental investment value including: (i) low price/earnings ratio relative to a normalized growth rate and/or the S&P 500 Index; (ii) the potential for free cash flow generation and prospects for dividend growth; (iii) a strong balance sheet with low financial leverage; (iv) sustainable competitive advantages such as a franchise brand name or dominant market position; (v) an experienced and capable management team; (vi) improving returns on invested capital; and (vii) net asset values in a restructuring/breakup analysis framework.


GEIM believes that such investments will position the Value Equity Fund to benefit from a positive change in business prospects from an issuing company that adopts a turnaround strategy to increase/restore the earning power of the company.

The Value Equity Fund may, under normal market conditions, invest (i) up to 35% of its assets in bonds, notes and debentures and (ii) up to 25% of its assets in foreign securities excluding, for purposes of this limitation, ADRs and U.S. Listed Securities and Nasdaq Traded Securities.


GE GLOBAL EQUITY FUND


The investment objective of GE Global Equity Fund (the "Global Fund") is long-term growth of capital, which the Fund seeks to achieve by investing principally in foreign equity securities. In seeking its objective, the Fund invests primarily in a portfolio of securities issued by companies located in developed and developing countries throughout the world. The Fund may also invest in securities of foreign issuers in the form of depositary receipts. A more complete description of foreign securities and depositary receipts and the risks and special considerations applicable to them is included below under "Risk Factors and Special Considerations" and in "Further Information: Certain Investment Techniques and Strategies." Although the Fund is subject to no prescribed limits on geographic asset distribution, under normal circumstances, at least 65% of the Fund's assets are invested in the aggregate in no fewer than three different countries. The determination of where an issuer is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated or (d) has the principal trading market for its securities (the "Country Identification Test"). In addition, under normal circumstances, at least 80% of the Fund's total assets are at any one time invested in companies or governments of countries represented in the Morgan Stanley Capital International World Index, a well-known index reflecting developed and developing markets throughout the world.


In selecting investments on behalf of the Global Fund, GEIM seeks companies that are expected to grow faster than relevant markets and whose securities are available at a price that does not fully reflect the potential growth of those companies. GEIM typically focuses on companies that possess one or more of a variety of characteristics, including strong earnings growth relative to price-to-earnings ratio, low price-to-book value, strong cash flow, presence in an industry experiencing strong growth and high quality management.


The Global Fund, under normal conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights, issued by established companies. The equity securities in which the Fund invests are issued by foreign or U.S. companies and in most cases are traded on foreign or U.S. securities exchanges.

The Global Fund may, under normal market conditions, invest up to 35% of its assets in notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in those kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company, such as a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough or new management or management policies. In addition, GEIM believes such a determination could be made with respect to an investment by the Fund in debt instruments issued by a governmental entity upon GEIM's concluding that the value of the instruments will increase as a result of improvements or changes in public finances, monetary policies, external accounts, financial markets, exchange rate policies or labor conditions of the country in which the governmental entity is located.



GE INTERNATIONAL EQUITY FUND


The investment objective of GE International Equity Fund (the "International Fund") is long-term growth of capital, which the Fund seeks to achieve by investing primarily in foreign equity securities. The Fund may invest in securities of companies and governments located in developed and developing countries outside the United States. The Fund may also invest in securities of foreign issuers in the form of depositary receipts. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in securities issued by the U.S. Government and U.S. corporations. A more complete description of foreign securities and depositary receipts and the risks and special considerations applicable to them is included below under "Risk Factors and Special Considerations" and in "Further Information: Certain Investment Techniques and Strategies." The Fund intends to position itself broadly among countries and under normal circumstances, at least 65% of the Fund's assets will be invested in securities of issuers collectively in no fewer than three different countries other than the United States. The percentage of the Fund's assets invested in particular countries or regions of the world will vary depending on political and economic conditions. The determination of where an issuer is located will be made by reference to the Country Identification Test, as set out above, in "Investment Objectives and Management Policies--GE Global Equity Fund."


In selecting investments on behalf of the International Fund, GEIM seeks companies that are expected to grow faster than relevant markets and whose securities are available at a price that does not fully reflect the potential growth of those companies. GEIM typically focuses on companies that possess one or more of a variety of characteristics, including strong earnings growth relative to price-to-earnings and price-to-cash earnings ratios, low price-to-book value, strong cash flow, presence in an industry experiencing strong growth and high quality management.


The International Fund, under normal conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by GEIM to have a potential for superior growth in sales and earnings. In most cases these securities are traded on foreign or U.S. exchanges or in the foreign or U.S. over-the-counter markets. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales or capitalization.

The International Fund may, under normal market conditions, invest up to 35% of its assets in notes, bonds and debentures issued by corporate or governmental entities when GEIM determines that investing in those kinds of debt securities is consistent with the Fund's investment objective of long-term growth of capital. GEIM believes that such a determination could be made, for example, upon the Fund's investing in the debt securities of a company whose securities GEIM anticipates will increase in value as a result of a development particularly or uniquely applicable to the company, such as a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough or new management or management policies. In addition, GEIM believes such a determination could be made with respect to an investment by the Fund in debt instruments issued by a governmental entity upon GEIM's concluding that the value of the instruments will increase as a result of improvements or changes in public finances, monetary policies, external accounts, financial markets, exchange rate policies or labor conditions of the country in which the governmental entity is located.


Under normal circumstances, the International Fund invests in securities of issuers located in a number of different countries located outside the United States as described above.


GE STRATEGIC INVESTMENT FUND


The investment objective of GE Strategic Investment Fund (the "Strategic Fund") is to maximize total return, consisting of capital appreciation and current income. In seeking its objective, the Fund follows an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time. This strategy may result in the Fund's experiencing a high portfolio turnover rate. See "Portfolio Transactions and Turnover" below.

The Strategic Fund invests in the following classes of investments: common stocks, preferred stocks, convertible securities and warrants or rights; bonds, debentures and notes issued by U.S. and foreign companies; securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); Municipal Obligations (as defined below); obligations of foreign governments or their agencies or instrumentalities; mortgage related securities, adjustable rate mortgage related securities ("ARMs"), collateralized mortgage related securities ("CMOs") and government stripped mortgage related securities; asset-backed and receivable-backed securities; and domestic and foreign money market instruments. The U.S. equity and debt instruments in which the Fund invests are traded on U.S. securities exchanges or in the U.S. over-the-counter market, except that the Fund may invest up to 10% of its assets in non-publicly traded securities. In addition, up to 30% of the Fund's total assets may be invested in foreign securities excluding, for purposes of this limitation, ADRs and U.S. Listed Securities and Nasdaq Traded Securities. The Fund may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators. Mortgage related securities, ARMs, CMOs, government stripped mortgage related securities and asset-backed and receivable-backed securities are subject to several risks, including the prepayment of principal. Other risks and special considerations applicable to those instruments are described in "Further Information: Certain Investment Techniques and Strategies." In addition, risks and special considerations applicable to investing in non-publicly traded securities, foreign securities and depositary receipts are described below under "Risk Factors and Special Considerations" and in "Further
Information: Certain Investment Techniques and Strategies."

GEIM has broad latitude in selecting the classes of investments to which the Strategic Fund's assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GEIM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments.

The Strategic Fund's investments are designed to achieve favorable performance with lower volatility than a fund that invests solely in equity or debt securities. The weightings of equity and debt holdings for the Fund are determined by GEIM at any given time in light of its assessment of the attractiveness of each market. Although GEIM cannot predict the mix of the Fund's investments at any one time, GEIM can delineate certain situations that can lead to a shift in the mix of the Fund's investments. If, for example, the prices of U.S. equity securities decline due to falling economic activity and profits, and if GEIM determines that the condition is transitory, GEIM could allocate a major portion of the Fund's assets to the equity market. If, on the other hand, the prices of debt instruments are depressed by rising economic activity combined with restrictive monetary or fiscal policies and GEIM concludes that this condition is temporary, GEIM could allocate a major portion of the Fund's assets to debt securities.


The Strategic Fund generally seeks to invest in equity and debt securities that GEIM has determined offer above average potential for total return. In making this determination, GEIM will take into account factors including earnings growth, industry attractiveness, company management, price-to-earnings ratios, yield, price-to-book ratios and valuation of assets.


The Strategic Fund typically purchases a debt security if GEIM believes that the yield and potential for capital appreciation of the security are sufficiently attractive in light of the risks of ownership of the security. In determining whether the Fund should invest in particular debt instruments, GEIM considers factors such as: the price, coupon and yield to maturity; GEIM's assessment of the credit quality of the issuer; the issuer's available cash flow and the related coverage ratios; the property, if any, securing the obligation; and the terms of the debt securities, including the subordination, default, sinking fund and early redemption provisions.

If GEIM determines that the outlook for equity and debt securities is unfavorable, GEIM could cause a major portion of the Strategic Fund's assets to be invested in cash and/or money market instruments. GEIM's decision that the Fund invest in foreign securities would be predicated on the outlook for the foreign securities markets of selected countries, the underlying economies of those countries and the availability of attractively priced individual securities.



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


GE TAX-EXEMPT FUND

The investment objective of GE Tax-Exempt Fund (the "Tax-Exempt Fund") is to seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital.


The Tax-Exempt Fund operates subject to a fundamental investment policy providing that it will invest its assets so that, during any fiscal year, at least 80% of the income generated by the Fund is exempt from Federal personal income taxes and the Federal alternative minimum tax. Under normal conditions, the Fund may hold up to 10% of its total assets in cash or money market instruments, including taxable money market instruments of the sort described below under "Additional Investments--Money Market Instruments." In addition, the Fund may take a temporary defensive posture and without limitation may hold cash, or invest in short-term Municipal Obligations and/or money market instruments of the type described below under "Additional Investments--Money Market Instruments."

Debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multi-state agencies or authorities, the interest from which debt obligations is in the opinion of issuers` counsel, excluded from gross income for Federal income tax purposes ("Municipal Obligations") are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source but not from the general taxing power. Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations bear fixed, floating and variable rates of interest. Variations exist in the security of Municipal Obligations, both within a particular classification and between classifications. The Tax-Exempt Fund invests in tax-exempt obligations of a broad range of issuers, consistent with prudent regional diversification. Investors in certain states may be subject to state taxation on all or a portion of the income and capital gains produced by such securities. Risks and special considerations applicable to Municipal Obligations are described below under "Risk Factors and Special Considerations."


Under normal market conditions, the Tax-Exempt Fund invests substantially all of its assets in Municipal Obligations which, at the time of purchase, are considered investment grade by Standard and Poor's Rating Services ("S&P"), Moody's Investors Service, Inc. ("Moody's") or another nationally recognized statistical rating organization ("NRSRO") or which, although not rated, are of comparative quality in the opinion of Brown Brothers Harriman & Co. ("Brown Brothers"), the Fund's sub-investment adviser. Bonds rated Baa by Moody's or BBB by S&P, or comparably rated by another NRSRO, or unrated securities of comparable quality, lack outstanding investment characteristics and in fact have speculative characteristics as well, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay interest and repay principal and investments of this type will be limited to 10% of the Fund's assets. No more than 5% of the Fund's net assets will remain invested in securities that are downgraded below investment grade subsequent to purchase by the Fund.

The Tax-Exempt Fund is expected to have an effective duration ranging from 5 to 7 1/2 years. A bond's duration is the weighted average life of its principal and interest payments and is often considered a useful indication of its price volatility. The Fund is an appropriate investment for those investors who seek tax-exempt income returns greater than those provided by tax free money market funds and are able to accept fluctuation in the net asset value of their investment. The Fund is designed to have smaller price fluctuations than longer-term tax-free bond funds.

The Tax-Exempt Fund may invest in obligations which have fixed interest rates or variable or floating interest rates, including short-term obligations which have daily adjustable rates. Variable or floating rates may be adjusted in relation to market rates for other instruments, prime rates, indices or similar indicators. Certain of these adjustable obligations may carry a demand feature that permits the Fund to receive the par value of the security upon demand prior to maturity. These obligations may also be subject to prepayment without penalty at the option of the issuer.

While the majority of the Tax-Exempt Fund's investments consist of tax-exempt notes and bonds, the Fund may also invest in lease obligations or installment purchase contract obligations, which are instruments supported by lease payments made by a municipality ("municipal lease obligations").


GE FIXED INCOME FUND


The investment objective of GE Fixed Income Fund (the "Income Fund") is to seek maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund's portfolio securities may occur but is not an objective of the Fund. In seeking to achieve its investment objective, the Fund invests in the following types of fixed income instruments: Government Securities; obligations of foreign governments or their agencies or instrumentalities; bonds, debentures, notes and non-convertible preferred stocks issued by U.S. and foreign companies; mortgage related securities, ARMs, CMOs and government stripped mortgage related securities; asset-backed and receivable-backed securities; zero coupon obligations; floating and variable rate instruments and money mar-ket instruments. The Fund may also invest in depositary receipts and structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators. Mortgage related securities, ARMs, CMOs, government stripped mortgage related securities and asset-backed and receivable-backed securities are subject to several risks, including the prepayment of principal. Other risks and special considerations applicable to these instruments are described in "Further Information: Certain Investment Techniques and Strategies."


The Income Fund is subject to no limitation with respect to the maturities of the instruments in which it may invest; the weighted average maturity of the Fund's portfolio securities is anticipated to be approximately five to 10 years.

Under normal market conditions, a substantial portion of the Income Fund's total assets may be invested in money market instruments of the types described below under "Additional Investments -- Money Market Instruments" if such investment is deemed by GEIM to be consistent with the investment objective of the Fund.


GE GOVERNMENT SECURITIES FUND

The investment objective of GE Government Securities Fund (the "Government Securities Fund") is a high level of current income consistent with safety of principal.

The Government Securities Fund seeks to achieve its objective by investing primarily in Government Securities having remaining maturities of one year or more. The Fund invests at least 65% of the value of its total assets in U.S. Government Securities, except during times when it adopts a temporary defensive position by investing more heavily in cash or high-quality money market instruments due to prevailing market or economic conditions. There is no limit on the Fund's investments in mortgage-backed Government Securities and from time-to-time a majority of the Fund's portfolio may be invested in such securities.


The remainder of the Government Securities Fund's assets will be invested in other debt instruments considered investment grade by S&P, Moody's or another NRSRO. No more than 10% of the Fund's assets may be invested in debt instruments rated Baa by Moody's, BBB by S&P or comparably rated by another NRSRO and no more than 25% of the Fund's assets may be invested in debt instruments rated A or lower by Moody's or S&P or comparably rated by another NRSRO. The Fund may also invest in foreign securities and cash or cash equivalents. Cash equivalents, for purposes of the Fund, are highly liquid instruments, which include commercial paper, rated A-1+, A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's.


The composition and weighted average maturity of the Government Securities Fund's portfolio will vary from time to time, based upon a determination of how best to further the Fund's investment objective. The Fund is expected to have an average duration of approximately 3 to 6 years. A bond's duration is the weighted average life of its principal and interest payments and is often considered a useful indication of its price volatility.


GE SHORT-TERM GOVERNMENT FUND

The investment objective of GE Short-Term Government Fund (the "Short-Term Government Fund") is to seek a high level of income consistent with prudent investment management and the preservation of capital. In seeking to achieve its investment objective, the Fund will invest at least 65% of its total assets in Government Securities including repurchase agreements secured by Government Securities. A more complete description of the types of government securities to be invested in can be found below under "Additional Investments -- Money Market Instruments."


The Short-Term Government Fund may invest the remainder of its assets in bonds, convertible bonds, debentures, notes and non-convertible preferred stocks issued by U.S. and foreign companies; obligations of foreign governments or their agencies or instrumentalities; mortgage related securities, ARMs, CMOs and government stripped mortgage related securities and asset-backed and receivable-backed securities; zero coupon obligations (including zero coupon municipal obligations); floating and variable rate instruments; and money market instruments. The Fund may also invest in depositary receipts and structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators. Mortgage related securities, ARMs, CMOs, government stripped mortgage related securities and asset-backed and receivable-backed securities are subject to several risks, including the prepayment of principal. The debt securities in which the Fund invests will only be purchased if, in the case of long-term securities, they are rated investment grade by S&P or Moody's (or the equivalent from another NRSRO) and short-term securities will only be purchased if they are rated A-1 by S&P or Prime-1 by Moody's (or the equivalent from another NRSRO) or, for both short- and long-term securities, if unrated, deemed to be of equivalent quality by GEIM.


The dollar-weighted average maturity of the Short-Term Government Fund's portfolio securities is anticipated to be not more than three years. Within this limitation the Fund may purchase individual securities with effective maturities greater than three years as long as its average maturity remains within this limit.

GEIM will seek to stabilize share price fluctuation by investing in securities that are not highly sensitive to interest rate changes. In selecting securities for the Short-Term Government Fund, GEIM will attempt to maintain the Fund's overall sensitivity to interest rates in a range similar to the average for short- to intermediate-term government bonds with maturities of one to four years. Under normal market conditions, the Fund may invest a substantial portion of its assets in money market instruments of the types described below under "Additional Investments -- Money Market Instruments," including short-term instruments with remaining maturities of one year or less if such investment is deemed by GEIM to be consistent with the investment objective of the Fund.

GE MONEY MARKET FUND


The investment objective of GE Money Market Fund (the "Money Market Fund") is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. In seeking its objective, the Fund invests in the following U.S. dollar denominated, short-term money market instruments: (1) Government Securities; (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper and notes, including those with floating or variable rates of interest; (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities;
(6) debt securities issued by foreign issuers; and (7) repurchase agreements.

The Money Market Fund limits its portfolio investments to securities that the Board determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" as used in this Prospectus means securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or
(2) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, six organizations are NRSROs: S&P, Moody's, Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch Inc. A discussion of the ratings categories is contained in the Appendix to the Statement of Additional Information. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the SEC under the 1940 Act. In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEIM in accordance with procedures established by the Board. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under "Net Asset Value."


[GE SMALL-CAP GROWTH EQUITY FUND]

The investment objective of the GE Small-Cap Growth Equity Fund (the "Small-Cap Growth Fund") is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small-sized market capitalizations that GEIM believes have the potential for above-average growth.

The Small-Cap Growth Fund, under normal market conditions, invests at least 65% of its total assets in a portfolio of equity securities of small-capitalization companies traded on U.S. securities exchanges or in the U.S. over-the-counter market, including common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by U.S. and foreign companies. The Fund considers a "small-capitalization" company to be one that has a market capitalization, measured at the time it purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (Although as of June 30, 1998, the Russell 2000 Index included companies with market capitalizations between $___ million and $___ billion, currently it is expected that the weighted average market capitalization of the Fund's portfolio will ordinarily fall between $100 million and $1 billion.) Companies whose capitalization no longer meets this definition after purchase continue to be considered small-capitalization companies for purposes of the Fund's policy of investing at least 65% of its assets in small-capitalization companies. In addition, the Fund may invest up to 35% of its total assets in securities of companies outside the capitalization range of the Russell 2000 Index. As a result of these policies, the average market capitalization of the Fund's portfolio at any particular time may exceed $___ billion, particularly at times when the market values of small-capitalization company stocks are rising. In general, investments in smaller-capitalization companies often involve greater risks than investments in larger companies. (See "Risk Factors and Special Considerations -- Smaller Companies.")

GEIM relies on its proprietary research to identify small-capitalization companies with potentially attractive growth prospects. These companies typically have one or more of a variety of characteristics, including attractive products or services, above average earnings growth potential, superior financial returns, strong competitive position, shareholder focused management and sound balance sheets. There is, of course, no guarantee that GEIM will be able to identify such companies or that the Small-Cap Growth Fund's investment in them will be successful.

The Small-Cap Growth Fund will invest primarily in companies whose securities are traded in the U.S. markets, but may invest up to 35% of its assets in foreign securities, excluding, for purposes of this limitation, ADRs, U.S. Listed Securities and Nasdaq Traded Securities. (See "Risk Factors and Special Considerations -- Investment in Foreign Securities.")

[GE MID-CAP VALUE EQUITY FUND]

The investment objective of the GE Mid-Cap Value Equity Fund (the "Mid-Cap Value Fund") is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with medium-sized market capitalizations ("mid-cap") that GEIM considers to be undervalued by the market. Current income, while considered important, will be secondary to the objective of capital growth.

The Mid-Cap Value Fund, under normal market conditions, invests at least 65% of its total assets in a portfolio of equity securities of mid-cap companies traded on U.S. securities exchanges or in the U.S. over-the-counter market, including common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks, ADRs and warrants or rights issued by U.S. and foreign companies. The Fund considers a "mid-cap" company to be one that has a market capitalization, measured at the time it purchases a security of that company, within the range of capitalizations of companies represented in the S&P MidCap 400 Index. (As of June 30, 1998, the S&P MidCap 400 Index included companies with market capitalizations between $___ million and $___ billion.) Companies whose capitalization no longer meets this definition after purchase continue to be considered mid-cap companies for purposes of the Fund's policy of investing at least 65% of its assets in mid-cap companies. In addition, the Fund may invest up to 35% of its total assets in securities of companies outside the capitalization range of the S&P Mid Cap 400 Index. As a result of these policies, the average market capitalization of the Fund's portfolio at any particular time may fall below or exceed the range of capitalizations of companies represented in the S&P MidCap 400 Index, particularly at times when the market values of mid-cap company stocks are fluctuating. In general, investments in smaller-capitalization companies often involve greater risks than investments in larger companies.(See "Risk Factors and Special Considerations -- Smaller Companies.")

GEIM seeks investments in equity securities based on its judgment of fundamental value. Factors deemed particularly relevant include price, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. Changes in the economic and political outlooks as well as individual corporate developments influence specific security prices. When the Mid-Cap Value Fund's investments lose their perceived value relative to other similar investments and investment alternatives, they are typically sold.

The Mid-Cap Value Fund will invest primarily in companies whose securities are traded in the U.S. markets, but may invest up to 35% of its assets in foreign securities, excluding, for purposes of this limitation, ADRs, U.S. Listed Securities and Nasdaq Traded Securities. (See "Risk Factors and Special Considerations -- Investment in Foreign Securities.")

[GE HIGH YIELD FUND]

The investment objective of the GE High Yield Fund (the "High Yield Fund") is to maximize total return, consistent with the preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in fixed income securities that are rated below investment grade (as discussed below). In selecting securities for the Fund, GEIM utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on GEIM's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The High Yield Fund, under normal market conditions, invests at least 65% of its total assets in a diversified portfolio of fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if unrated, determined by GEIM to be of comparable quality). The remainder of the Fund's assets may be invested in investment grade fixed income securities (i.e., securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, deemed by GEIM to be of comparable quality). The average portfolio duration of the Fund will normally vary within a two- to six-year time frame depending on GEIM's view of the potential for total return offered by a particular duration strategy.

The High Yield Fund will invest at least 65% of its total assets in Government Securities; corporate debt securities of domestic and foreign issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; Municipal Obligations; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. The Fund may hold different percentages of its assets in these various types of securities and may invest all of its assets in derivative instruments or in mortgage- or asset-backed securities. The Fund may adhere to its investment policy by entering into a series of purchase and sale contracts or utilizing other investment techniques by which it may obtain market exposure to the securities in which it primarily invests.

Investments in high yield securities, while generally providing greater potential opportunity for capital appreciation and higher yields than investments in higher rated securities, also entail greater risk, including the possibility of default or bankruptcy of the issuer of the securities. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession, as the issuers of high yield securities may be less able to withstand general economic downturns. GEIM seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets. The value of all fixed income securities, including those held by the High Yield Fund, can be expected to change inversely with interest rates. (See "Risk Factors and Special Considerations -- Low-rated Securities.")

In addition to the above, up to 35% of the High Yield Fund's assets may be invested in foreign securities, excluding, for purposes of this limitation, ADRs, U.S. Listed Securities and Nasdaq Traded Securities. (See "Risk Factors and Special Considerations -- Investment in Foreign Securities.")

MANAGEMENT POLICIES COMMON TO THE FUNDS


In addition to the investment policies described above, each Fund is authorized to engage in certain strategies and techniques listed below. Some of these strategies and techniques may be utilized only when a Fund has adopted a defensive position; others may be employed only to limited degrees; still others may be available only to hedge or balance other portfolio positions. For example, during periods when the Investment Manager* believes there are unstable market, economic, political or currency conditions domestically or abroad, the Investment Manager may assume, on behalf of a Fund, a temporary defensive posture and (i) without limitation hold cash and/or invest in money market instruments of the types described below under "Additional Investments -- Money Market Instruments," or (ii) restrict the securities markets in which the Fund's assets will be invested by investing those assets in securities markets deemed by the Investment Manager to be conservative in light of the Fund's investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Fund's investment objective and policies and to meet operating expenses. To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective. The extent to which the following management policies are applicable to certain Funds is summarized in the tables that follow. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated policy.




                                                                                                                   Purchasing and
                                                                  Non-Publicly                    Purchasing and       Writing
                                                  Reverse         Traded and      Structured and     Writing         Securities
                                  Repurchase     Repurchase       Illiquid          Indexed         Securities          Index
                                  Agreements     Agreements       Securities       Securities        Options           Options
                                  ----------     ----------       ----------       ----------        -------           -------

FUND

Premier Fund                         Yes            No                Yes              No              Yes               Yes

U.S. Equity Fund                     Yes            No                Yes              No              Yes               Yes


Small-Cap Value Fund                 Yes            Yes               Yes              No              Yes               Yes

Mid-Cap Growth Fund                  Yes            No                Yes              No              Yes               Yes

Value Equity Fund                    Yes            Yes               Yes              No              Yes               Yes


Global Fund                          Yes            No                Yes              No              Yes               Yes

International Fund                   Yes            No                Yes              No              Yes               Yes

Strategic Fund                       Yes            No                Yes              Yes             Yes               Yes

Tax-Exempt Fund                      Yes            Yes               Yes              No              Yes               Yes

Income Fund                          Yes            No                Yes              Yes             Yes               Yes

Government Securities Fund           Yes            Yes               Yes              Yes             Yes               Yes

Short-Term Government Fund           Yes            No                Yes              Yes             Yes               Yes

Money Market Fund                    Yes            Yes               No               No              No                No


[Small-Cap Growth Fund               Yes            Yes               Yes              No              Yes               Yes

Mid-Cap Value Fund                   Yes            Yes               Yes              No              Yes               Yes

High Yield Fund                      Yes            Yes               Yes              Yes             Yes               Yes]


----------

* As used in this Prospectus, the term "Investment Manager" shall refer to GEIM, Brown Brothers or Palisade, as applicable.


                                                                                          Maximum                           When-
                                                                                        Investment in       Maximum       Issued and
                          Futures and     Forward       Options on      Maximum        Below-Investment   Investment in    Delayed
                          Options on      Currency       Foreign      Investment in       Grade Debt        Foreign        Delivery
                            Futures     Transactions    Currencies   Debt Securities      Securities       Securities     Securities
                            -------     ------------    ----------   ---------------      ----------       ----------     ----------

FUND

Premier Fund                Yes           Yes            No           35%                5%                   25%*           Yes

U.S. Equity Fund            Yes           Yes            Yes          35%                5%                   15%*           Yes

Small-Cap Value Fund        No            No             No           35%                10%                  10%*           Yes

Mid-Cap Growth Fund         Yes           Yes            Yes          35% (maximum of    10% in BB or B by    35%*           Yes
                                                                      25% in BBB by      S&P or Ba or B by
                                                                      S&P, Baa by        Moody's or
                                                                      Moody's or         equivalent
                                                                      equivalent)

Value Equity Fund           Yes           Yes            Yes          35%                5%                   25%*           Yes

Global Fund                 Yes           Yes            Yes          35%                5%                   No limit       Yes

International Fund          Yes           Yes            Yes          35%                5%                   No limit       Yes

Strategic Fund              Yes           Yes            Yes          100% (maximum      10% in BB or B by    30%*           Yes
                                                                      of 25% in BBB      S&P or Ba or B by
                                                                      by S&P or Baa      Moody's or
                                                                      by Moody's or      equivalent
                                                                      equivalent)

Tax-Exempt Fund             Yes           No             No           100% (maximum      5% in debt           None           Yes
                                                                      of 10% in BBB      downgraded below
                                                                      by S&P or Baa      investment grade
                                                                      by Moody's or      subsequent to
                                                                      equivalent)        purchase

Income Fund                 Yes           Yes            Yes          100% (maximum      10% in BB or B by    35%*           Yes
                                                                      of 25% in BBB      S&P or Ba or B by
                                                                      by S&P or Baa      Moody's or
                                                                      by Moody's or      equivalent
                                                                      equivalent)

Government Securities Fund   Yes          Yes            Yes          100% (maximum      None                 35%*           Yes
                                                                      of 10% in BBB
                                                                      by S&P or Baa
                                                                      by Moody's or
                                                                      equivalent;
                                                                      maximum of 25%
                                                                      in A or lower
                                                                      by S&P, Moody's
                                                                      or equivalent)

Short-Term Government Fund  Yes           Yes            Yes          100%              None                  35%*           Yes

Money Market Fund           No            No             No           100%              None                  25%*           Yes

[Small-Cap Growth Fund      Yes           Yes            Yes          35%               5%                    35%*           Yes

Mid-Cap Value Fund          Yes           Yes            Yes          35%               5%                    35%*           Yes

High Yield Fund             Yes           Yes            Yes          100%              No limit              35%*           Yes]



----------

* This limitation excludes ADRs and U.S. Listed Securities and Nasdaq Traded Securities.


                                                     Debt                      Securities               Floating and   Participation
                       Lending                   Obligations of                 of Other                  Variable      Interests in
                       Portfolio    Rule 144A     Supranational   Depositary   Investment    Municipal      Rate         Municipal
                       Securities   Securities      Agencies       Receipts      Funds        Leases     Instruments    Obligations
                       ----------   ----------      --------       --------      -----        ------     -----------    -----------

FUND

Premier Fund                Yes        Yes            Yes            Yes         Yes             No            No *          No

U.S. Equity Fund            Yes        Yes            Yes            Yes         No              No            No *          No

Small-Cap Value Fund        Yes        Yes            Yes            Yes         Yes             No            No *          No

Mid-Cap Growth Fund         Yes        Yes            Yes            Yes         Yes             No            No *          No

Value Equity Fund           Yes        Yes            Yes            Yes         Yes             No            No *          No

Global Fund                 Yes        Yes            Yes            Yes         Yes             No            No *          No

International Fund          Yes        Yes            Yes            Yes         Yes             No            No *          No

Strategic Fund              Yes        Yes            Yes            Yes         Yes             Yes           Yes           Yes

Tax-Exempt Fund             Yes        Yes            Yes            No          Yes             Yes           Yes           Yes

Income Fund                 Yes        Yes            Yes            Yes         Yes             No            Yes           No

Government Securities
  Fund                      Yes        Yes            Yes            Yes         Yes             No            Yes           No

Short-Term Government
  Fund                      Yes        Yes            Yes            Yes         Yes             No            Yes           No

Money Market Fund           Yes        Yes            Yes            No          No              No            Yes           No

[Small-Cap Growth Fund      Yes        Yes            Yes            Yes         Yes             No            No *          No

Mid-Cap Value Fund          Yes        Yes            Yes            Yes         Yes             No            No *          No

High Yield Fund             Yes        Yes            Yes            Yes         Yes             Yes           Yes          Yes]






                                                                                           Asset
                                                                                          Backed
                                       Municipal                Mortgage    Government   Securities
                             Zero       Obliga-    Custodial     Related     Stripped        and                           Short
                            Coupon       tion     Receipts on  Securities,   Mortgage    Receivable-                       Sales
                            Obliga-     Compo-     Municipal    including     Related      Backed        Mortgage          Against
                             tions       nents    Obligations     CMOs      Securities   Securities      Dollar Rolls      the Box
                             -----       -----    -----------     ----      ----------   ----------      ------------      -------

FUND

Premier Fund                  No          No          No           No          No           No               No              No

U.S. Equity Fund              Yes         No          No           No          No           No               No              No

Small-Cap Value Fund          No          No          No           No          No           No               No              Yes

Mid-Cap Growth Fund           No          No          No           No          No           No               No              Yes

Value Equity Fund             No          No          No           No          No           No               No              Yes

Global Fund                   No          No          No           No          No           No               No              Yes

International Fund            No          No          No           No          No           No               No              Yes

Strategic Fund                Yes         Yes         Yes          Yes         Yes          Yes              Yes             No

Tax-Exempt Fund               Yes         Yes         Yes          No          No           No               No              Yes

Income Fund                   Yes         No          No           Yes         Yes          Yes              Yes             No

Government Securities
  Fund                        Yes         No          No           Yes         Yes          Yes              Yes             Yes

Short-Term Government
  Fund                        Yes         No          No           Yes         Yes          Yes              Yes             No

Money Market Fund             No          No          No           No          No           No               No              No

[Small-Cap Growth Fund        No          No           No          No          No           No               No              Yes

Mid-Cap Value Fund            No          No          No           No          No           No               No              Yes

High Yield Fund               Yes         Yes         Yes          Yes         Yes          Yes              Yes             Yes]



----------

* Excludes commercial paper and notes with variable and floating rates of interest.

ADDITIONAL INVESTMENTS
================================================================================

Some or all of the Funds may invest in the types of instruments and engage in the types of strategies described in detail below. These instruments and strategies may be subject to the risks and special considerations described below under "Risk Factors and Special Considerations."


The Annual Report contains information regarding relevant market conditions and investment strategies and techniques pursued by the Investment Manager and is available to shareholders without charge upon request made to the Trust by calling the toll free number listed on the back cover page of the Prospectus or by writing to the Trust at the address listed on the front cover page of the Prospectus.


MONEY MARKET INSTRUMENTS. The types of money market instruments in which each Fund, other than the Money Market Fund, may invest directly or indirectly through its investment in the GEI Short-Term Investment Fund (the "Investment Fund") described below are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements. Each Fund, other than the Money Market Fund, may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by GEIM or its affiliate, GEIC. The Investment Fund invests exclusively in the money market instruments described in (i) through
(vii) above. The Investment Fund is advised by GEIM. No advisory fee is charged by GEIM to the Investment Fund, nor will a Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. Each Fund, other than the Money Market Fund, may invest up to 25% (5% in the case of the Tax-Exempt Fund) of its assets in the Investment Fund.

Each of the Funds may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if GEIM determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund.

Each Fund, other than the Money Market Fund, may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund, other than the Money Market Fund, may be rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in an Appendix to the Statement of Additional Information. At no time will the investments of a Fund, other than the Tax-Exempt Fund and the Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. Each Fund may engage in repurchase agreement transactions with respect to instruments in which the Fund is authorized to invest. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by the

Investment Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Investment Manager also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements. Income derived by the Tax-Exempt Fund when engaging in a repurchase agreement is not exempt from Federal income taxation.

The Small-Cap Value Fund, the Value Equity Fund, [the Small-Cap Growth Fund, the Mid-Cap Value Fund, the High Yield Fund,] the Tax-Exempt Fund, the Government Securities Fund and the Money Market Fund may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust's custodian or designated sub-custodian.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Fund, other than the Money Market Fund, may invest up to 10% of its assets in non-publicly traded securities. Non-publicly traded securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities. In addition, each Fund, other than the Money Market Fund, may invest up to 15% (10% in the case of the Tax-Exempt Fund) of its assets in "illiquid securities"; the Money Market Fund may not, under any circumstance, invest in illiquid securities. Illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities that are held by a Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that the Investment Manager has determined are not liquid under guidelines established by the Board.


STRUCTURED AND INDEXED SECURITIES. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Funds will bear the market risk of the reference instrument.

PURCHASING PUT AND CALL OPTIONS ON SECURITIES. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indexes, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund's net assets.

COVERED OPTION WRITING. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Funds with option-writing authority write only covered options. A put or call option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible. See "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information for specific situations where put and call options will be deemed to be covered by a Fund.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. To facilitate closing purchase transactions, the Funds with option-writing authority will ordinarily write options only if a secondary market for the options exists on a U.S. or foreign securities exchange or in the over-the-counter market.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position's being offset by a loss on the hedge position.

SECURITIES INDEX OPTIONS. In seeking to hedge all or a portion of its investments, each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indexes listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indexes include securities held in the Fund's portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indexes do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date.

A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible. See "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information for specific situations where securities index options will be deemed to be covered by a Fund. If the Fund has written a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written.


FUTURES AND OPTIONS ON FUTURES. Each Fund, other than the Small-Cap Value Fund and the Money Market Fund, may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the Commodity Futures Trading Commission or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.


A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the SEC staff is that a Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with the Trust's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities (see "Strategies Available to Some But Not All Funds -- Covered Option Writing" in the Statement of Additional Information) and designed to eliminate any potential leveraging.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


FORWARD CURRENCY TRANSACTIONS. Each Fund, other than the Small-Cap Value Fund, the Tax-Exempt Fund and the Money Market Fund, may hold currencies to meet settlement requirements for foreign securities and each Fund, other than the Premier Fund, the Small-Cap Value Fund, the Tax-Exempt Fund and the Money Market Fund, may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. No Fund will enter into forward currency transactions for speculative purposes. Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (1) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (2) generally have no deposit requirements and (3) are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. To assure that a Fund's forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust's custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts.


Upon maturity of a forward currency contract, a Fund may (1) pay for and receive the underlying currency, (2) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (3) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund's paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Trust may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by the Investment Manager. A Fund's exposure with respect to forward currency contracts is limited to the amount of the Fund's aggregate investments in instruments denominated in foreign currencies.


OPTIONS ON FOREIGN CURRENCIES. Each Fund, other than the Premier Fund, the Small-Cap Value Fund, the Tax-Exempt Fund and the Money Market Fund, may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the over-the-counter market. The Trust will limit the premiums paid on a Fund's options on foreign currencies to 5% of the value of the Fund's total assets.



INVESTMENT RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions with respect to each Fund that may not be changed without approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Included among those fundamental restrictions are those listed below.


1. No Fund may borrow money, except that the Small-Cap Value Fund, the Value Equity Fund, [the Small-Cap Growth Fund, the Mid-Cap Value Fund, the High Yield Fund,] the Tax-Exempt Fund, the Government Securities Fund and the Money Market Fund may enter into reverse repurchase agreements (subject to a limit of 33 1/3% in the case of the Tax-Exempt Fund), and except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33 1/3% (10% in the case the Tax-Exempt Fund) of the value of the

Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments (in the case of the Tax-Exempt Fund, this policy is non-fundamental).

2. No Fund may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that (a) up to 25% of the value of the total assets of each Fund, other than the Tax-Exempt Fund and the Money Market Fund, may be invested without regard to this limitation and (b) this limitation is not applicable to the investment by the Tax-Exempt Fund in securities fully collateralized by Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

3. No Fund, other than the Tax-Exempt Fund, may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in Government Securities and (b) up to 25% of the value of the assets of a Fund, other than the Tax-Exempt Fund and the Money Market Fund, may be invested without regard to these limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Tax-Exempt Fund may not purchase more than 10% of any class of securities of any one issuer (except Government Securities and securities fully collateralized by Government Securities).

4. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that the Tax-Exempt Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by a state, municipality or other political subdivision. For purposes of this restriction, the term industry will be deemed to include (a) the government of any country other than the United States, but not the U.S. Government and (b) all supranational organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction. For purposes of this investment restriction, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

Certain other investment restrictions adopted by the Trust with respect to the Funds are described in the Statement of Additional Information.


RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in the Funds involves risk factors and special considerations, such as those described below:


GENERAL. GEIM's principal officers, directors, and portfolio managers serve in similar capacities with respect to General Electric Investment Corporation ("GEIC", and together with GEIM collectively referred to as "GE Investments"), which like GEIM is a wholly-owned subsidiary of General Electric Company ("GE"). GEIM and GEIC collectively provide investment management services to various institutional accounts with total assets, as of March 31, 1998, in excess of $75.5 billion. An investment in shares of any Fund, however, should not be considered to be a complete investment program.


DEBT INSTRUMENTS. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

CERTAIN INVESTMENT GRADE OBLIGATIONS. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

LOW-RATED SECURITIES. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as "junk bonds"). Low- rated and comparable unrated securities (collectively referred to as "low-rated" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain low-rated securities tend to be more sensitive to individual corporate develop-ments and changes in economic conditions than higher-rated securities. In addition, low-rated securities generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because low-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated securities may diminish the Trust's ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund's net asset value.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Investment Manager deems representative of their value, the value of the Fund's net assets could be adversely affected.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

WARRANTS. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.


SMALLER CAPITALIZATION COMPANIES. Investing in securities of small-and medium-sized capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.


INVESTMENT IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United

States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

CURRENCY EXCHANGE RATES. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

INVESTING IN DEVELOPING COUNTRIES. Investing in securities issued by companies located in developing countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

MUNICIPAL OBLIGATIONS. Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.


Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Investment Manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. The Strategic Fund [, High Yield Fund] and Tax-Exempt Fund may invest without limit in debt obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Funds should any of the related projects or facilities experience financial difficulties.


In past years, the U.S. Government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of Municipal Obligations for investment by the Tax-Exempt Fund so as to affect the Fund's shareholders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to the Fund's shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in this Prospectus.


The Strategic Fund [, High Yield Fund] and Tax-Exempt Fund intend to invest in Municipal Obligations of a broad range of issuers, consistent with prudent regional diversification. Investors in certain states may be subject to state taxation on all or a portion of the income and capital gains produced by such securities.


COVERED OPTION WRITING. Upon the exercise of a put option written by a Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option's exercise over the Fund's acquisition cost of the security, less the premium received for writing the option. In addition, no assurance can be given that a Fund will be able to effect closing purchase transactions at a desired time. The ability of a Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities options only if a liquid secondary market appears to exist for the option purchased or sold, no such secondary market may exist or the market may cease to exist.

A Fund will engage in hedging transactions only when deemed advisable by the Investment Manager. Successful use by a Fund of options will depend on the Investment Manager's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

SECURITIES INDEX OPTIONS. Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Investment Manager desires that a Fund engage in such a transaction.

FUTURES AND OPTIONS ON FUTURES. The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Furthermore, because any income earned from transactions in futures contracts and related options will be taxable, the Investment Manager of the Tax-Exempt Fund anticipates that the Fund will invest in these instruments only in unusual circumstances, such as when the Investment Manager anticipates a significant change in interest rates or market conditions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

FORWARD CURRENCY TRANSACTIONS. In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the Investment Manager's special skills and experience with respect to those instruments and will usually depend upon the Investment Manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect.

The Trust's ability to dispose of a Fund's positions in forward currency contracts depends on the availability of active markets in those instruments, and the Investment Manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

OPTIONS ON FOREIGN CURRENCIES. Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

INSTRUMENTS AND STRATEGIES INVOLVING SPECIAL RISKS. Certain instruments in which the Funds can invest and certain investment strategies that the Funds may employ could expose the Funds to various risks and special considerations. The instruments presenting risks to a Fund that holds the instruments are: Rule 144A Securities, depositary receipts, debt obligations of supranational agencies, securities of other investment funds, municipal leases, floating and variable rate instruments, participation interests, zero coupon obligations, Municipal Obligation components, custodial receipts, mortgage related securities, government stripped mortgage related securities, and asset-backed and receivable-backed securities. Among the risks that some but not all of these instruments involve are lack of liquid secondary markets and the risk of prepayment of principal. The investment strategies involving special risks to some or all of the Funds are: engaging in when-issued or delayed-delivery securities transactions, lending portfolio securities and selling securities short against the box. Among the risks that some but not all of these strategies involve are increased exposure to fluctuations in market value of the securities and certain credit risks. See "Further Information: Certain Investment Techniques and Strategies" for a more complete description of these instruments and strategies.


YEAR 2000 RISKS. Like other mutual funds, financial and business organizations and individuals around the worlds, each of the Funds could be adversely affected if the computer systems used by its Investment Manager and other service providers do not properly process and calculate date-released information from and after

January 1, 2000. This is commonly known as the "Year 2000 Problem." GEIM is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. At this time, however, there can be no assurances that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, it is possible that the markets for securities in which the Funds invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000 if systems should cease to function at that time. This may result in trade settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing Year 2000 compliance than major U.S. entities, which could make certain of the Funds' investments more sensitive to these risks.



PORTFOLIO TRANSACTIONS AND TURNOVER

The Board has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder, transactions for a Fund may be executed through the Distributor, if, in the judgment of the Investment Manager, the use of the Distributor is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.


The Trust cannot predict precisely the turnover rate for any Fund, but expects that the annual turnover rate will generally not exceed 150% for the Small-Cap Value Fund, [150% for the Small-Cap Growth Fund, 150% for the Mid-Cap Value Fund and 150% for the High Yield Fund]. The portfolio turnover rate for the Money Market Fund is expected to be zero for regulatory purposes. For the fiscal years ended September 30, 1997 and September 30, 1996, the actual portfolio turnover rates of the following Funds were, respectively: the U.S. Equity Fund -- 38% and 49%, the Global Fund -- 70% and 46%, the International Fund -- 51% and 36%, the Strategic Fund -- 106% and 93%, the Income Fund -- 258% and 275% and the Short-Term Government Fund -- 265% and 201%. For the fiscal periods ended September 30, 1997 and October 31, 1996, the actual portfolio turnover rates of the following Funds, were, respectively: the Mid-Cap Growth Fund -- 139% and 41%, the Value Equity Fund -- 131% and 100%, the Tax-Exempt Fund -- 13% and 6% and the Government Securities Fund -- 110% and 334%. For the period from December 31, 1996 to September 30, 1997, the actual portfolio turnover rate for the Premier Fund was 17%. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. Short-term gains realized from portfolio turnover are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. The Investment Manager does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies. The Statement of Additional Information contains additional information regarding portfolio transactions and turnover.



MANAGEMENT OF THE TRUST
================================================================================

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Funds rests with the Board. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds' investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEIM. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.


INVESTMENT ADVISER AND ADMINISTRATOR

GEIM, located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, serves as the investment adviser and administrator of each Fund. GEIM, which was formed under the laws of Delaware in 1988, is a wholly-owned subsidiary of GE and is a registered investment adviser under the Investment Advisers Act of 1940, as amended.


GEIM has served as investment adviser of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund of Financial Investors Trust since March 1997, the investment portfolios of GE Investment Funds, Inc., which are currently offered to insurance company separate accounts that fund certain variable annuity and variable life contracts, since May 1997, and the Prime Fund of Financial Investors Trust since May 1998. GEIM has also served as the investment adviser to the GE Institutional Funds, which are offered to institu-tional investors, since their inception in November 1997. GEIM has served as sub-investment adviser to PaineWebber Global Equity Fund of PaineWebber Investment Trust since its inception in 1991, the Global Growth Portfolio of PaineWebber Series Trust and the Global Small Cap Fund Inc. since March 1995, the International Equity and the U.S. Equity Portfolios of WRL Series Fund, Inc. since January 1997 and the International Equity Portfolio of IDEX Series Fund since February 1997. GEIM's principal officers and directors serve in similar capacities with respect to GEIC, which like GEIM is a wholly-owned subsidiary of GE, and which currently acts as the investment adviser of Elfun Global Fund, Elfun Trusts, Elfun Income Fund, Elfun Money Market Fund, Elfun Tax-Exempt Income Fund and Elfun Diversified Fund (collectively, the "Elfun Funds"). The first Elfun Fund, Elfun Trusts, was established in 1935. Investment in the Elfun Funds is generally limited to regular and senior members of the Elfun Society, whose regular members are selected from active employees of GE and/or its majority-owned subsidiaries, and whose senior Society members are former members who have retired from those companies. In addition, under the General Electric Savings and Security Program, GEIC serves as investment adviser to the GE S&S Program Mutual Fund and GE S&S Long Term Interest Fund. GEIC also serves as the investment adviser to the General Electric Pension Trust. Through GE Investments and its predecessors, GE has more than 70 years of investment management experience. GEIM and GEIC collectively provide investment management services to various institutional accounts with total assets, as of March 31, 1998, in excess of $75.5 billion, of which more than $14.9 billion was invested in mutual funds.

As a Fund's investment adviser, GEIM, subject to the supervision and direction of the Board, manages the Fund's portfolio in accordance with its investment objective and stated policies, makes investment decisions for the Fund and places purchase and sale orders for the Fund's portfolio transactions. Pursuant to separate sub-investment advisory contracts, GEIM has delegated to Brown Brothers and Palisade its investment advisory responsibilities with respect to the Tax-Exempt Fund and the Small-Cap Value Fund, respectively. Accordingly, Brown Brothers and Palisade will periodically consult with GEIM regarding matters pertaining to the Tax-Exempt Fund and the Small-Cap Value Fund, respectively. As a Fund's administrator, GEIM furnishes the Trust with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing services and certain other services required by the Trust; prepares reports to the shareholders of the Fund; and assists in the preparation of tax returns and reports to and filings with the SEC and state securities law authorities. GEIM also pays the salaries of all personnel employed by both it and the Trust and provides each Fund with investment officers who are authorized by the Board to execute purchases and sales of securities on behalf of the Fund. The Funds pay GEIM fees for advisory and administration services provided by GEIM to the Funds that are accrued daily and paid monthly at the following annual rates of the value of the Funds' average daily net assets: the Premier Fund -- .60%, the U.S. Equity Fund -- .40%, the Small-Cap Value Fund -- .70%, the Mid-Cap Growth Fund -- .60%, the Value Equity Fund -- .55%, the Global Fund -- .75%, the International Fund -- .80%, the Strategic Fund -- .35%, the Tax-Exempt Fund -- .35%, the Income Fund -- .35%, the Government Securities Fund -- .40%, the Short-Term Government Fund -- .30%, the Money Market Fund -- .25% , [the Small-Cap Growth Fund -- .70%, the Mid-Cap Value Fund -- .65% and the High Yield Fund -- .50%].


Although investment decisions for each Fund are made independently from those of the other accounts managed by GEIM, investments of the type a Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by GEIM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by GEIM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

The agreements governing the investment advisory services furnished to the Trust by GEIM provide that, if GEIM ceases to act as the investment adviser to the Trust, at GEIM's request, the Trust's license to use the initials "GE" will terminate and the Trust will change the name of the Trust and the Funds to a name not including the initials "GE."


SUB-INVESTMENT ADVISERS


Overall portfolio management strategy for the Tax-Exempt Fund and the Small-Cap Value Fund (each a "Sub-advised Fund") is determined by each Fund's sub-investment adviser. The sub-investment adviser of a Sub-advised Fund is responsible for the actual investment management of the Fund's assets including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, under the general supervision of GEIM and the Board. Pursuant to the sub-investment advisory contract, the sub-investment adviser of a Sub-advised Fund will consult with GEIM from time to time regarding matters pertaining to the Fund, and GEIM will have the right to terminate the sub-advisory contract upon 60 days' written notice to the sub-investment adviser.


TAX-EXEMPT FUND. Brown Brothers, located at 59 Wall Street, New York, New York 10005, has been retained by GEIM to act as sub-investment adviser of the Tax-Exempt Fund under a sub-investment advisory contract with GEIM. Brown Brothers managed total assets in excess of $30.5 billion as of March 31, 1998. For its services under its sub-advisory contract with GEIM, Brown Brothers will receive from GEIM a fee, payable monthly, based upon the Tax-Exempt Fund's average daily net assets equal to an annual rate of .20% of the first $25 million; .175% of the next $25 million; .15% of the next $50 million; and .125% of amounts in excess of $100 million.


SMALL-CAP VALUE FUND. Palisade, located at One Bridge Plaza, Fort Lee, New Jersey 07024, has been retained by GEIM to act as sub-investment adviser of the Small-Cap Value Fund under a sub-investment advisory contract with GEIM. Although Palisade has no previous experience managing mutual fund portfolios, Palisade has managed various institutional and private accounts with total assets in excess of $3 billion as of March 31, 1998. Palisade is also the sub-investment adviser of the GE Institutional Funds' Small-Cap Value Equity Fund. For its services under its sub-advisory contract with GEIM, Palisade will receive from GEIM a fee, payable monthly, based upon the Small-Cap Value Fund's average daily net assets equal to an annual rate of .45% of the first $25 million; .40% of the next $50 million; .375% of the next $100 million; and .35% of amounts in excess of $175 million.


PORTFOLIO MANAGEMENT


Eugene K. Bolton is responsible for the overall management of the domestic equity investment process at GE Investments and leads a team of portfolio managers for the U.S. Equity Fund [and the Small-Cap Growth Fund]. He has served in that capacity since the commencement of the Funds' operations. Mr. Bolton has more than 13 years of investment experience and has held positions with GE Investments since 1984. He is currently a Director and Executive Vice President of GE Investments.


David B. Carlson is the Portfolio Manager of the Premier Fund and is also responsible for the management of the domestic equity related investments of the Strategic Fund. Mr. Carlson has served those Funds since the commencement of their operations. He has more than 15 years of investment experience and has held positions with GE Investments since 1982. Mr. Carlson is currently a Senior Vice President of GE Investments.


Peter J. Hathaway is the Portfolio Manager of the Value Equity Fund and has served in that capacity since the commencement of the Fund's operations. He has more than 37 years of investment experience and has held positions with GE Investments since 1985. Mr. Hathaway is currently a Senior Vice President of GE Investments.

Ralph R. Layman leads a team of portfolio managers for the International Fund and serves as a Co-Portfolio Manager of the Global Fund and has served those Funds since the commencement of the Funds' operations. Mr. Layman is also responsible for the management of the international equity-related investments of the Strategic Fund and has served in that capacity since September 1997. He has more than 19 years of investment experience and has held positions with GE Investments since 1991. Mr. Layman is currently a Director and Executive Vice President of GE Investments.

Robert A. MacDougall leads a team of portfolio managers for the Government Securities Fund, the Income Fund, the Short-Term Government Fund [, the High Yield Fund] and the Money Market Fund and is also responsible for the management of the fixed income related investments of the portfolio of the Strategic Fund. Mr. MacDougall has served each of these Funds since the commencement of their operations. He has more than 14 years investment experience and has held positions with GE Investments since 1986. Mr. MacDougall is currently a Director and Executive Vice President of GE Investments.

Elaine G. Harris is the Portfolio Manager of the Mid-Cap Growth Fund [and the Mid-Cap Value Fund] and has served in that capacity since commencement of the Funds' operations. Ms. Harris has more than 14 years of investment experience and has held positions with GE Investments since 1993. From 1991 to 1993, Ms. Harris served as Senior Vice President and Portfolio Manager at SunAmerica Asset Management. Ms. Harris is currently a Senior Vice President of GE Investments.


Michael J. Solecki is Co-Portfolio Manager of the Global Fund and has served the Fund in that capacity since September 1997. Mr. Solecki has more than seven years of investment experience and has held positions with GE Investments since 1990. Mr. Solecki is currently a Vice President of GE Investments.

Barbara A. Brinkley, a Manager of Brown Brothers and a member of its U.S. Bond Policy Group and its Fixed Income Credit Committee, is the Portfolio Manager of the Tax-Exempt Fund and has served in that capacity since September 1997. Ms. Brinkley has been employed by Brown Brothers since 1976. Throughout her career with Brown Brothers, and during her previous four years with American Re-Insurance Company, Ms. Brinkley has specialized as a municipal bond credit analyst, trader and portfolio manager. Ms. Brinkley is a member and former chairman of the Municipal Analysts Group of New York, and is a member of the Fixed Income Analysts Society, Inc. Ms. Brinkley holds a B.A. degree from Smith College.


Jack Feiler, Chief Investment Officer at Palisade, leads a team of portfolio managers for the Small-Cap Value Fund. Mr. Feiler has served in that capacity since the commencement of the Fund's operations. In addition, Mr. Feiler serves in a similar capacity with respect to GE Institutional Funds' Small-Cap Value Equity Fund. Mr. Feiler has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

Investment personnel at GEIM, Brown Brothers and Palisade may engage in securities transactions for their



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

own accounts each pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.


EXPENSES OF THE FUNDS

The Money Market Fund, as well as each Class of the Participant Funds, bears its own expenses, which generally include all costs not specifically borne by GEIM. Included among the Money Market Fund's expenses and/or the Class' expenses are: costs incurred in connection with the Class' and/or the Trust's organization; investment advisory, administration and distribution and shareholder servicing fees; fees paid to members of the Board who are not affiliated with GEIM or any of its affiliates; fees for necessary professional and brokerage services; fees for any pricing service; the costs of custody, transfer agency and recordkeeping services; the costs of regulatory compliance and membership in the mutual fund industry's association; a portion of the costs associated with maintaining the Trust's legal existence; and the costs of corresponding with shareholders of the Funds.

The Trust has adopted Shareholder Servicing and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act with respect to each Participant Fund. Under the Plans, the Trust will pay GEIM, with respect to the Class A and Class B shares of a Participant Fund, fees for shareholder and distribution services provided to those Classes of the Participant Fund, and with respect to the Class C shares of a Participant Fund, the Trust will pay GEIM a shareholder servicing fee, each at the annual rates set out above under "The Multiple Distribution System" and as further described below under "Purchase of Shares." Fees to be paid with respect to the Funds under the Plans will be calculated daily and paid monthly by the Trust.

The annual fees payable with respect to each Class of a Participant Fund are intended to compensate GEIM or enable GEIM to compensate other persons ("Service Providers") for providing ongoing servicing and/or maintenance of the accounts of shareholders of the Participant Fund ("Shareholder Services") and to compensate GEIM, or enable GEIM to compensate Service Providers, including any distributor of shares of the Participant Fund, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Participant Fund ("Selling Services"). Shareholder Services means all forms of shareholder liaison services, including, among other things, one or more of the following: providing Class A, Class B or Class C shareholders of a Participant Fund with (i) information on their investments; (ii) general information regarding investing in mutual funds; (iii) periodic newsletters containing materials relating to the Participant Fund or to investments in general in mutual funds; (iv) periodic financial seminars designed to assist in the education of shareholders with respect to mutual funds generally and the Participant Fund specifically; (v) access to a telephone inquiry center relating to the Participant Fund; and other similar services not otherwise required to be provided by the Trust's custodian or transfer agent. Selling Services include, but are not limited to: the printing and distribution to prospective investors in the Participant Fund of prospectuses and statements of additional information that are used in connection with sales of Class A and Class B shares of the Participant Fund; the preparation, including printing, and distribution of sales literature and media advertisements relating to the Class A or Class B shares of the Participant Fund; and distributing Class A or Class B shares of the Participant Fund. In providing compensation for Selling Services in accordance with the Plans, GEIM is expressly authorized (1) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to the distribution of the Class A or Class B shares of a Participant Fund; (2) to make, or cause to be made, payments to, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Class A or Class B shares of the Participant Fund; and (3) to make, or cause to be made, payments to broker-dealers who have sold Class A or Class B shares of the Participant Fund.

Payments under the Plans are not tied exclusively to the expenses for shareholder servicing and distribution expenses actually incurred by GEIM or any Service Provider, and the payments may exceed expenses actually incurred by GEIM and/or a Service Provider. The Board evaluates the appropriateness of the Plans and its payment terms on a continuing basis and in doing so considers all relevant factors, including the types and extent of Shareholder Services and Selling Services provided by GEIM and/or Service Providers and amounts GEIM and/or Service Providers receive under the Plans.


PURCHASE OF SHARES
================================================================================

GENERAL

Fund shares are sold on a continuous basis by the Distributor. A purchase order will be processed at the net asset value next determined with respect to the Class of shares of the Participant Fund (or shares of the Money Market Fund) being purchased after your purchase order (or your wire, if applicable) has been received and accepted by State Street Bank and Trust Company ("State Street"), the Trust's custodian and transfer agent. For a description of the manner of calculating a Fund's net asset value, see "Net Asset Value."

The minimum initial investment in the Money Market Fund or in a Class of a Participant Fund, including investments in Regular Individual Retirement Accounts, Roth Individual Retirement Accounts and Education Individual Retirement Accounts (collectively, "IRAs"), is $500 and the minimum for subsequent investments is $100. The minimum for any purchase by payroll deduction, provided the investor has made a minimum initial investment of $500, is $25 per month. Purchase orders for shares of a Fund will be accepted by the Trust only on a day on which the Fund's net asset value is calculated. See "Net Asset Value" below. The Trust may in its discretion reject any order for the purchase of shares of a Fund. For the convenience of shareholders and in the interest of economy, the Trust will not issue physical certificates representing shares in any Fund.

Shares of the Funds may be purchased directly from the Distributor or through authorized broker-dealers, financial institutions or investment advisers which have entered into sales agreements with the Distributor ("Authorized Firms"), as follows:

THROUGH AUTHORIZED FIRMS. Initial purchases of shares through Authorized Firms should be made with the assistance of a sales representative (a "Sales Representative"). Subsequent investments may be made with a Sales Representative or, depending on the type of account, mailed directly to the Trust. When making subsequent investments directly to the Trust, make your check payable to GE Funds and clearly indicate your account number on the check.

Initial or subsequent purchases of shares through Authorized Firms can also be made by Federal Funds wire, transferred along with proper instructions directly to your account. Before an initial wire transfer can be accepted, an account must be established for you. See your Sales Representative for further instructions. Your financial institution may charge a fee for wiring to your account.

If you purchase shares through a Sales Representative, your Authorized Firm will be responsible for transmitting your order promptly to State Street. You begin to earn income as of the first business day following the day State Street has received payment for your order. Orders will be accepted only upon receipt by State Street of all documentation required to be submitted in connection with such order. If you purchase or redeem your shares through an Authorized Firm, you may be subject to service fees imposed by that Firm.

Other investors not being assisted by a Sales Representative of an Authorized Firm may purchase shares in a manner described below:

BY MAIL. Investors may send a check made payable to GE Funds in U.S. currency along with account information and instructions to the Trust, at:

   GE Funds
   P.O. Box 419631
   Kansas City, MO 64141-6631

For overnight package delivery:

   GE Funds
   c/o National Financial Data Services Inc.
   1004 Baltimore
   Kansas City, MO 64105

Investors should send all account information and instructions that are accompanied by a check payable to GE Funds in payment for shares to the Trust. Third-party checks or endorsed checks are not accepted by the Trust for payment of shares of a Fund. A purchase of shares of a Fund will be effected in accordance with a completed order at the Fund's net asset value next determined after receipt. If the check used for the purchase does not clear, the Trust will cancel the purchase and the investor may be liable for losses or fees incurred. Checks are accepted subject to collection at full face value in U.S. funds and must be drawn on a U.S. bank. Investors may obtain an account application necessary to open an account by telephoning the Trust at the applicable toll free number listed on the back cover of the Prospectus or by writing to the Trust, at:

   GE Funds
   P.O. Box 120065
   Stamford, CT 06912-0065

For overnight package delivery:

   GE Funds
   c/o National Financial Data Services Inc.
   1004 Baltimore
   Kansas City, MO 64105

BY WIRE. Purchase orders for shares of a Fund may be transmitted by wire. Wire orders will not be accepted until a completed account application in proper form has been received by the Trust at the address set forth above. After the Trust receives an application, an investor should then wire Federal funds (minimum $1,000) to: State Street Bank and Trust Company (ABA #0110-0002-8; DDA No. 9904-641-9) For: [Name of Fund] Account of: [Investor's name, address and account number].

If a wire is received by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. New York time), the shares will be priced according to the net asset value of the Fund on that day. If a wire is received after the close of regular trading on the NYSE, the shares will be priced as of the time the Fund's net asset value per share is next determined. Payment for orders that are not accepted will be returned to the prospective investor promptly.

BY DIRECT DEPOSIT PRIVILEGE. The Trust offers a Direct Deposit Privilege (the "Privilege"), which enables investors to purchase shares of either the Money Market Fund or of a particular Class of a Participant Fund (minimum of $25) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government, or a GE employee's payroll check, automatically deposited into their Fund account. An investor must also meet the minimum initial investment criteria set forth above. An investor should consult his or her employer for instructions. Death or legal incapacity will terminate the Privilege for an investor. An investor may elect at any time to terminate participation by notifying in writing the appropriate Federal agency. Further, the Trust may terminate participation upon 30 days' notice to the investor.

BY PAYROLL SAVINGS PLAN. The Payroll Savings Plan offered by the Trust permits an investor to purchase shares of either the Money Market Fund or of a particular Class of a Participant Fund (minimum of $25) automatically on a regular basis, provided the investor has met the minimum initial investment criteria set forth above. Depending upon the direct deposit program established with an investor's employer, part or all of such investor's paycheck may be transferred to an existing account electronically at each pay period (through the Automated Clearing House). To establish a Payroll Savings Plan account, an authorization form must be sent to the Trust at:

   GE Funds
   P.O. Box 120065
   Stamford, CT 06912-0065

For overnight package delivery:

   GE Funds
   c/o National Financial Data Services Inc.
   1004 Baltimore
   Kansas City, MO 64105

The necessary authorization form may be obtained from the Trust. Investors may change the amount of purchase or cancel the authorization by written or telephonic notification to the Trust. The Trust may modify or terminate the Payroll Savings Plan at any time or charge a service fee. No such fee currently is contemplated.

BY AUTOMATIC INVESTMENT PLAN. Investors may arrange to make purchases of shares automatically on a monthly basis by electronic funds transfer (minimum $25 per transaction) from the checking, NOW, bank money market deposit account or credit union account designated by the investor if their bank or credit union is a member of an automated clearing house or by preauthorized checks drawn on their bank or credit union account. Investors must also meet the minimum initial investment criteria set forth above. Shareholders will receive confirmations for transactions and a debit entry will appear on the bank or credit union statement. To make arrangements for automatic monthly investments, call the Trust at the applicable toll free number listed on the back cover of the Prospectus for further information. Investors may change the purchase amount or terminate this privilege at any time. The Trust may modify or terminate this privilege at any time or charge a service fee; however, no service fee is currently contemplated.


THE MULTIPLE DISTRIBUTION SYSTEM

As described above, under the Multiple Distribution System, Participant Funds offer different methods of purchasing shares, enabling investors to choose the Class that best suits their needs given the amount of purchase and intended length of investment. The Distributor and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one Class of shares over another.

When purchasing shares of a Participant Fund, investors are required to specify whether the purchase is for Class A, Class B, Class C or Class D shares, as described below. The Money Market Fund does not participate in the Multiple Distribution System.


CLASS A SHARES. Class A shares will be offered to investors at their net asset value next determined, plus a sales charge, if applicable. Class A shares are subject to a service fee and a distribution fee, each at the annual rate of .25% of the value of the average daily net assets attributable to the Class. See "Management of the Trust." The sales charges payable upon the purchase of Class A shares will vary with the amount of purchase as shown in the tables set out as follows:

GE Premier Growth Equity Fund, GE U.S. Equity Fund, GE Small-Cap Value Equity Fund, [GE Small-Cap Growth Equity Fund, GE Mid-Cap Value Equity Fund,] GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Global Equity Fund, GE International Equity Fund and GE Strategic Investment Fund


                                                                                                 Maximum Dealers'
                                                Total Front-End Sales Charge                      Reallowance*
                                                ----------------------------                     ----------------
                                                                     As a Percentage
                                       As a Percentage                   of                      As a Percentage
       Amount of Purchase at                 of                       Net Amount                       of
         Offering Price**              Offering Price                  Invested                   Offering Price
         ----------------              --------------                  --------                   --------------

Less than $50,000                           5.75%                        6.10%                         5.25%
$50,000 but less than $100,000              4.25                         4.44                          3.75
$100,000 but less than $250,000             3.25                         3.36                          2.75
$250,000 but less than $500,000             2.50                         2.56                          2.00
$500,000 but less than $1,000,000           2.00                         2.04                          1.55
$1,000,000 or more                             0                            0                             +


               GE Tax-Exempt Fund, GE Government Securities Fund
                [, GE High Yield Fund] and GE Fixed Income Fund


                                                                                                          Maximum Dealers'
                                                       Total Front-End Sales Charge                         Reallowance*
                                           ----------------------------------------------------          --------------------------
                                                                             As a Percentage
                                                As a Percentage                    of                      As a Percentage
      Amount of Purchase at                           of                       Net Amount                        of
        Offering Price**                        Offering Price                  Invested                   Offering Price
        ----------------                        --------------                  --------                   --------------

Less than $100,000                                  4.25%                        4.44%                         3.75%
$100,000 but less than $250,000                     3.25                         3.36                          2.75
$250,000 but less than $500,000                     2.50                         2.56                          2.00
$500,000 but less than $1,000,000                   2.00                         2.04                          1.55
$1,000,000 or more                                     0                            0                             +




                           GE Short-Term Government Fund

                                                                                                           Maximum Dealers'
                                                       Total Front-End Sales Charge                         Reallowance*
                                           ----------------------------------------------------          --------------------------
                                                                             As a Percentage
                                                As a Percentage                    of                      As a Percentage
      Amount of Purchase at                           of                       Net Amount                        of
        Offering Price**                        Offering Price                  Invested                   Offering Price
        ----------------                        --------------                  --------                   --------------

Less than $100,000                                  2.50%                        2.56%                         2.25%
$100,000 but less than $250,000                     2.25                         2.30                          2.00
$250,000 but less than $500,000                     1.75                         1.78                          1.50
$500,000 but less than $1,000,000                   1.25                         1.27                          1.00
$1,000,000 or more                                     0                            0                             +

----------

* The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

** The Distributor has adopted guidelines directing selling representatives that single investments of $250,000 or more should be made in Class A shares.

+ For purchases in excess of $1 million, the Distributor will pay a concession of 1.00% of any amounts under $5 million, .50% of the next $45 million and .25% thereafter, to the selling dealer.

No sales charge is imposed on Class A shares purchased through reinvestment of dividends or capital gains distributions. In addition, Class A shares are offered without any sales charge with respect to: (1) purchases of $1 million or more of Class A shares by an investor, including an investment by a Class D eligible employee retirement plan that seeks the additional services provided to Class A Shareholders ("Class A Retirement Plans"), (2) all purchases by Class A Retirement Plans which have 250 or more eligible employees, (3) all purchases by Class A Retirement Plans, including Plans purchasing less than $1 million of Class A shares of the Funds and which have less than 250 employees if such Plans purchase Class A shares exclusively through the Distributor and not through an Authorized Firm, (4) all purchases directly by individuals who are not Class C eligible who may otherwise invest in the Funds through defined contribution plans currently invested in the Funds, and who purchase shares exclusively through the Distributor and not through an Authorized Firm, (5) all purchases by officers, directors, employees and registered representatives of Authorized Firms which have entered into sales agreements with the Distributor or financial institutions through which shares of the Funds are being offered or made available for sale, (6) all purchases made through certain broker-dealers, financial institutions, recordkeepers and other financial intermediaries who charge a management, consulting or other fee for their services (each, a "Financial Intermediary," collectively, the "Financial Intermediaries") and who have an agreement with or among the Trust, GEIM or the Distributor, requiring the Trust, GEIM or the Distributor to compensate the Financial Intermediary for administrative, subaccounting, transfer agency and/or other services, (7) all purchases resulting from offerings made to selected customers of certain subsidiaries and divisions of GE and to employees (and their family members) of certain vendors of GE's employee retirement plan, including any subsequent purchases by persons who invest through such offerings, provided that any such person maintains an account with the Trust in its, his or her name at the time of the subsequent purchase and the investment is made in that name, or as custodian for a minor or in an IRA for the customer, (8) all purchases by certain customers of GE who previously purchased Class A shares during a special limited offering of such shares by the Distributor, provided that the customer maintains an account with the Trust in its, his or her name at the time of the current purchase and the investment is made in that name, or as custodian for a minor or in an IRA for the customer and (9) all purchases by certain of the GE LifeStyle Funds, a "fund of funds" vehicle designed to invest in certain classes of the Funds.

Reduced sales charges are available under a combined right of accumulation under which an investor may combine (1) the value of Class A shares held in the Participant Fund, (2) the value of Class A shares held in another Participant Fund with respect to which the investor has previously paid, or is subject to the payment of, a sales charge, and (3) the value of Class A shares being purchased. For example, if an investor owns shares of the Global Fund and the Strategic Fund that have an aggregate value of $92,000, and makes an additional investment in Class A shares of the Global Fund of $15,000, the sales charge applicable to the additional investment would be 3.25% rather than the 5.75% normally charged on a $15,000 purchase. In addition, Class A Retirement Plans may include, as part of the calculation of accumulation benefits, purchases of shares of the Money Market Fund and interests in other pooled investment vehicles, which are made available to such investors and specified by the Distributor as eligible for accumulation benefits in sales agreements with Authorized Firms.

By completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"), an investor becomes eligible for the reduced sales load applicable to the total number of Participant Fund Class A shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the LOI). By marking the LOI section on the account application and by signing the account application, the investor indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of shares of a Participant Fund made during the 13-month period will be made subject to the sales charge applicable to a single transaction of the total dollar amount indicated by the LOI, as described in the tables set out above. It is the investor's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge and to indicate that the purchase is pursuant to an LOI. The applicable sales charge may be further reduced pursuant to the "right of accumulation" described above provided State Street is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, an investor may revise his or her intended investment amount upward by submitting a written and signed request. In such event, all subsequent purchases will be treated as a new LOI (including escrow of additional Fund shares) except that the original expiration date of the LOI will remain unchanged. Purchases made within 90 days before signing an LOI may be applied toward completion of the LOI provided State Street is advised of the date of the first purchase to be applied toward the completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the offering price on the effective date of the LOI.

Out of the initial purchase (or subsequent purchases, if necessary), State Street will hold in escrow 5.75% of the amount specified in the LOI in the form of Fund shares. All dividends and capital gains on the escrowed shares will be credited to the investor's account. All shares purchased, including those escrowed, will be registered in the investor's name. If the total investment specified under the LOI is completed within the 13-month period, the escrowed shares will be promptly released. Assuming completion of the minimum investment under the LOI, an adjustment will be made to reflect any reduced sales charge applicable to shares purchased during the 90-day period prior to the submission of the LOI. Additionally, if the total number of shares purchased within the period exceeds the amount specified in the LOI, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made in the form of additional shares credited to the shareholder's account at the then current offering price. If the intended investment is not completed, an investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If the Distributor does not receive such unpaid sales charge within 20 days, the investor, by marking the LOI section on the account application, irrevocably constitutes and appoints State Street as his or her attorney-in-fact to redeem any and all escrowed shares sufficient to cover the unpaid sales charge. Full shares and any cash proceeds for a fractional share remaining after such redemptions will be released from escrow.

If at any time before completing the LOI, an investor wishes to cancel the agreement, an investor must give written notice to the Distributor. The Distributor may withdraw an investor's LOI privilege for future purchases if an investor requests State Street to liquidate or transfer beneficial ownership of Fund shares. An LOI does not bind an investor to purchase, or the Trust to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

CLASS B SHARES. Investors are able to purchase Class B shares at their net asset value per share next deter-mined after a purchase order is received, without imposition of any sales charge. A CDSC is imposed, however, on certain redemptions of Class B shares. See "Redemption of Shares" below, which provides a more complete description of the CDSC. Class B shares of a Participant Fund, other than the Short-Term Government Fund, are subject to a service fee at the annual rate of .25% and a distribution fee at the annual rate of .75%, of the value of a Participant Fund's average daily net assets attributable to the Class. In the case of the Short-Term Government Fund, Class B shares are subject to a service fee at the annual rate of .25% and a distribution fee at the annual rate of .60% of the value of the Fund's average daily net assets attributable to the Class. The Distributor has adopted guidelines, in view of the relative sales charges, service fees and distribution fees, directing its representatives and all selling agents that all purchases of shares should be for Class A shares when the purchase is $250,000 or more by an investor not eligible to purchase Class C or Class D shares. The Distributor reserves the right to vary these guidelines at any time.

CLASS C SHARES. Class C shares will be offered at their net asset value per share next determined after a purchase order is received, without imposition of any sales charge or CDSC. Class C shares are subject to a service fee of .25% of the net assets attributable to the Class. Class C shares are not subject to any distribution fee, and are available exclusively to (1) holders of shares of a Participant Fund or of the Money Market Fund that were issued and outstanding on November 29, 1993 -- the date the Multiple Distribution System was implemented ("Existing Shares") who are not eligible to be holders of Class D shares, (2) any family member of a holder of Existing Shares, (3) employees, retirees, officers or directors of GE or an affiliate of GE or any family member of any of those employees, retirees, officers or directors, in each case, whether investing directly or indirectly through their IRA and (4) certain other persons who previously purchased Class C shares during a special limited offering of such shares by the Distributor, provided that the person maintains an account with the Trust in its, his or her name at the time of such additional purchase or exchange and the investment is made in that name, or as custodian for a minor or in an individual retirement account for such person. For purposes of this Prospectus, the term "family member" includes spouses and by reason of blood or marriage, parents, children, siblings, grandparents and grandchildren. Also, for purposes of this Prospectus, the term "employees, retirees, officers or directors of GE or an affiliate of GE" includes (i) persons who are currently employed by GE or an affiliate of (GE and its affiliates are hereinafter referred to as "GE"), (ii) persons who have retired or will retire from GE, or
(iii) persons who are no longer employed by GE, but who have either retained a balance in the GE S&S Program or a defined contribution plan sponsored by GE or an affiliate of GE or were employed by GE for at least 20 consecutive years. Any holder of Existing Shares falling within subcategory (1) above, who fully redeems his or her Class C shares or whose shares are redeemed in accordance with the involuntary redemption procedure set out below, will not have the right to reinvest in Class C shares. See "Redemption of Shares" below.

CLASS D SHARES. Class D shares will be offered without imposition of a sales charge, CDSC, service fee or distribution fee exclusively to: banks, insurance companies and industrial corporations each purchasing shares for their own account; financial institutions investing in their fiduciary capacity on behalf of clients or customers; tax-exempt investors, including defined benefit or contribution plans (including plans meeting the requirements of Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code")), plans established under Section 403(b) of the Code, trusts established under Section 501(c)(9) of the Code to fund the payment of certain welfare benefits, charitable, religious and educational institutions, and foundations and endowments of those investors; investment companies not managed or sponsored by GEIM or any affiliate of GEIM; and Financial Intermediaries that have an agreement with the Trust, GEIM or the Distributor which does not require the Trust, GEIM or the Distributor to compensate the Financial Intermediary for its services for initial purchases by their clients or customers equal to or exceeding $250,000 per Participant Fund (the "Minimum Purchase Requirement") and any subsequent purchases by such clients or customers who have already met the Minimum Purchase Requirement ("Institutional Investors"). The Minimum Purchase Requirement for clients or customers of Financial Intermediaries is waived for purchases by certain non-qualified deferred compensation plans (such as supplemental employee retirement plans) and tax-exempt customers, including, but not limited to, defined benefit or defined contribution plans meeting the requirements of Section 401(a) of the Code (including 401(k) plans), retirement plans for self-employed individuals, plans established under Section 403(b) of the Code and plans meeting the requirements of Section 457(b) of the Code. IRAs, simplified employee pension IRAs ("SEP-IRAs"), salary reduction SEP-IRAs and Keogh plans are only eligible to purchase Class D shares through Financial Intermediaries. For purposes of this Prospectus, the term "industrial corporation" is intended to mean any corporate entity employing 100 or more persons but does not include professional corporations or corporations established under Subchapter S of the Code. Investors eligible to purchase Class D shares may not purchase any other Class of shares, except as noted above under "Class A Shares."


PURCHASES THROUGH INTERMEDIARIES


Class A and Class D shares of each Participant Fund and shares of the Money Market Fund are available to clients and customers of Financial Intermediaries as provided above. Certain features of each Fund, such as initial and subsequent investment minimums, redemp-tion fees and certain operational procedures, may be modified or waived subject to agreement with or among the Trust, GEIM or the Distributor and such Financial Intermediaries. Financial Intermediaries may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased or redeemed directly from the Trust. Therefore, a client or customer should contact their investment adviser and/or Financial Intermediary acting on his or her behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read this Prospectus in light of the terms governing his or her account with the Financial Intermediary. Financial Intermediaries will be responsible for promptly reporting client or customer purchase and redemption orders to the Trust in accordance with their agreements with their clients or customers and their agreements with or among the Trust, GEIM or the Distributor.

The Trust has authorized certain Financial Intermediaries and their authorized designees to accept purchase and redemption orders on behalf of the Trust. The Trust is deemed to have received a purchase or redemption order when a Financial Intermediary or its authorized designee accepts the order from its client or customer. Orders received in such a manner will be priced according to the net asset value of the Fund next determined after the order is received by the Financial Intermediary or its authorized designee.


SUBSEQUENT PURCHASE OF SHARES

Investors may purchase additional shares of a Fund at any time in the manner outlined above. All payments should clearly indicate the investor's account number.



PURCHASES IN-KIND


The Trust may, in its discretion, require that proposed investments of $10 million or more in a particular Class of a Participant Fund, or in the Money Market Fund, be made in kind. This requirement is intended to minimize the effect of transaction costs on existing shareholders of a Fund. Such transaction costs, which may include broker's commissions and taxes or governmental fees, domestic or foreign, as the case may be, may, in such event, be borne by the proposed investor in shares of the Fund. Under these circumstances, the Trust would inform the investor of the securities and amounts that are acceptable to the Trust. The securities would then be accepted by the Trust at their then market value in return for shares in the Fund of an equal value.


REINSTATEMENT PRIVILEGE

Participant Funds also offer a reinstatement privilege under which a shareholder that has redeemed Class A or Class B shares may reinvest the proceeds from the redemption without imposition of a sales charge, provided the reinvestment is made within 60 days of the redemption. A shareholder wishing to exercise this privilege must do so in writing.

For purposes of determining the amount of any CDSCs payable on any subsequent redemptions, the purchase payment made through exercise of the reinstatement privilege will be deemed to have been made at the time of the initial purchase (rather than at the time the reinstatement was effected). The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege but a loss will be nullified if the reinvestment is made within 30 days of redemption. See the Statement of Additional Information for the tax consequences when, within 90 days of a purchase of Class A or Class B shares, the shares are redeemed and reinvested in a Participant Fund.


RETIREMENT PLANS
================================================================================

Shares of each of the Funds, other than the Tax-Exempt Fund, are available for purchase by IRAs, including IRAs established under the proprietary forms established by GEIM ("GE IRAs"), retirement plans for self-employed individuals, 401(k) Plans, eligible deferred compensation plans meeting the requirements of
Section 457(b) of the Code, tax-exempt organizations enumerated in Section 501(c)(3) of the Code and retirement plans qualified under Section 403(b)(7) of the Code (collectively "Qualified Plans"). As set out above under "Purchase of Shares -- The Multiple Distribution System" different types of Qualified Plans may be eligible to purchase different Classes of a Participant Fund. Details about the procedure to be followed by Qualified Plans in investing in the Funds are available through the Distributor. Investors interested in establishing a GE IRA should contact the Distributor at the applicable toll free number listed on the back cover of the Prospectus to obtain the necessary documentation. See the Disclosure Statement and Custodial Account Agreement relating to your GE IRA for a description of the fees associated with establishing a GE IRA.


REDEMPTION OF SHARES
================================================================================

REDEMPTIONS IN GENERAL

Shares of the Money Market Fund, as well as shares of a Class of a Participant Fund, may be redeemed on any day on which the Fund's net asset value is calculated as described below under "Net Asset Value." Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value as next determined. The Trust normally transmits redemption proceeds within seven days after receipt of a redemption request. If a shareholder holds shares in more than one Class of a Participant Fund, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Trust receives further instructions. Redemption proceeds will be subject to no charge, except for certain redemptions of Class A and Class B shares of a Participant Fund. In addition, if the shareholder has checkwriting privileges, redemption of $100 or more may be made by writing a check either to the shareholder or to a third party. A shareholder who pays for shares of a Fund by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

The Trust requires that a shareholder of a Fund maintain a minimum investment in a Fund of $500, so care should be exercised to ensure that redemptions do not reduce the shareholder's investment below this minimum. One exception exists to this minimum investment requirement: an account established by a Qualified Plan. If the shareholder's account balance is less than $500 (except in the case described above), the Trust may automatically redeem the shares of the Fund in the account and remit the proceeds to the shareholder so long as the shareholder is given 30 days' prior written notice of the action.

A holder of Existing Shares who would not otherwise be eligible to invest in Class C shares by virtue of being an employee, retiree, officer or director of GE or an affiliate of GE or a family member of any of those employees, retirees, officers or directors, who fully redeems his account or whose account balance is involuntarily redeemed by the Trust in the manner set out below, will not remain eligible to thereafter invest in Class C shares; the holder will instead be eligible to invest in either Class A or Class B shares only.

A CDSC payable to the Distributor is imposed on certain redemptions of Class A and Class B shares of a Participant Fund, however effected. Class A and Class B shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents (1) shares that were purchased more than a fixed number of years prior to the redemptions, (2) reinvestment of dividends or capital gains distributions or (3) capital appreciation of shares redeemed. The amount of any applicable CDSC will be calculated by multiplying the applicable percentage charge by the lesser of (1) the net asset value of the Class A or Class B shares at the time of purchase or (2) the net asset value of the Class A or Class B shares at the time of redemption. In circumstances in which the CDSC is imposed, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed.

The CDSC on Class A shares is payable on the same terms and conditions as would be applicable to Class B shares, except that the CDSC on Class A shares is at a lower rate and for a shorter period than that imposed on Class B shares (1% for redemptions only during the first year after purchase) and except that Class A shares have no automatic conversion feature. The CDSC applicable to Class A shares is calculated in the same manner as the CDSC with respect to Class B shares and is waived in the same situations as with respect to Class B shares.


The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the Premier Fund, the U.S. Equity Fund, the Small-Cap Value Fund, [the Small-Cap Growth Fund, the Mid-Cap Value Fund,] the Mid-Cap Growth Fund, the Value Equity Fund, the Global Fund, the International Fund and the Strategic
Fund:


                                  CDSC as a %
 Year Since Purchase               of Amount
  Payment was Made                 Redeemed
--------------------------------------------------------------------------------

Within First Year                   4.00%
Within Second Year                  3.00%
Within Third Year                   2.00%
Within Fourth Year                  1.00%
Within Fifth Year                   0.00%
Within Sixth Year                   0.00%
--------------------------------------------------------------------------------


The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund [, the High Yield Fund] and the Short-Term Government Fund:


                                  CDSC as a %
 Year Since Purchase               of Amount
  Payment was Made                 Redeemed
--------------------------------------------------------------------------------
Within First Year                  3.00%
Within Second Year                 3.00%
Within Third Year                  2.00%
Within Fourth Year                 1.00%
Within Fifth Year                  0.00%
Within Sixth Year                  0.00%
--------------------------------------------------------------------------------

The following table sets forth the CDSC rates applicable to redemptions of any Fund's Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds:

                                  CDSC as a %
     Year Since Purchase           of Amount
      Payment was Made             Redeemed
--------------------------------------------------------------------------------

Within First Year                  5.00%
Within Second Year                 4.00%
Within Third Year                  3.00%
Within Fourth Year                 2.00%
Within Fifth Year                  1.00%
Within Sixth Year                  0.00%
Within Seventh Year                0.00%
Within Eighth Year                 0.00%
--------------------------------------------------------------------------------

Class B shares will automatically convert to Class A shares six years (eight years in the case of Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds) after the date on which they were purchased and thereafter will no longer be subject to the higher distribution fee applicable to such Class B shares, but will be subject to the .25% distribution fee applicable with respect to Class A shares. See "Exchange Privilege" for the effect of exchanges on the CDSC applicable to exchanged shares.

In determining the applicability and rate of any CDSC to a redemption of shares of a Fund, the Distributor will assume that a redemption is made first of shares representing reinvestment of dividends and capital gain distributions and then of other shares held by the shareholder for the longest period of time. This assumption will result in the CDSC, if any, being imposed at the lowest possible rate.

The Trust will waive the CDSC on redemptions of Class A or Class B shares of the Funds upon the death or disability of a shareholder if the redemption is made within one year of death or disability of a shareholder. The CDSC would be waived when the decedent or disabled person is either an individual shareholder or, in the case of death, owns the shares with his or her spouse as a joint tenant with right of survivorship, and when the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC would apply to a total or partial redemption but only to redemptions of Class A or Class B shares held at the time of the death or initial determination of disability. The Trust will also waive the CDSC (1) on redemptions of Class A or Class B shares of the Funds representing a minimum required distribution from an IRA effected pursuant to a systematic withdrawal plan (see "Systematic Withdrawal Plan" below) and (2) on redemptions of Class A shares being redeemed within one year of purchase that were subject to no front-end sales load upon purchase by virtue of being part of a purchase of $1 million or more provided the redemption is pursuant to a Systematic Withdrawal Plan.

Shares of a Fund may be redeemed in the following ways:


REDEMPTIONS THROUGH AN AUTHORIZED FIRM

An investor whose shares are purchased with the assistance of a Sales Representative may redeem all or part of his or her shares in accordance with instructions pertaining to such accounts. If such investor is also the shareholder of record of those accounts on the books of State Street, he or she may redeem shares pursuant to the methods described below. Such an investor using the redemption by mail or wire methods, must arrange with the Authorized Firm for delivery of the required forms to State Street. It is the responsibility of the Authorized Firm to transmit the redemption order (and credit its customers' account with the redemption proceeds, if applicable) on a timely basis.


REDEMPTION BY MAIL

Shares of a Fund may be redeemed by mail by making a written request for redemption that (1) states the Class (if applicable) and the number of shares or the specific dollar amount to be redeemed, (2) identifies the Fund or Funds from which the number or dollar amount is to be redeemed, (3) identifies the shareholder's account number and (4) is signed by each registered owner of the shares exactly as the shares are registered and sending the request to the Trust, at:

    GE Funds
    P.O. Box 419631
    Kansas City, MO 64141-6631

For overnight package delivery:

   GE Funds
   c/o National Financial Data Services Inc.
   1004 Baltimore
   Kansas City, MO 64105

Signature guarantees are required for all redemptions over $50,000. In addition, signature guarantees are required for requests to have redemption proceeds (1) mailed to an address other than the address of record, (2) paid to other than the shareholder, (3) wired to a bank other than the bank of record, or (4) mailed to an address that has been changed within 30 days of the redemption request. All signature guarantees must be guaranteed by a commercial bank, trust company, broker, dealer, credit union, national securities exchange or registered association, clearing agency or savings association or by Managers of Personnel Accounting of GE or their designated alternates. The Trust may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A request for redemption will not be deemed to have been submitted until the Trust receives all documents in proper order typically required to assure the safety of a particular account. The Trust may waive the signature guarantee on a redemption of $50,000 or less if it is able to verify the signatures of all registered owners from its accounts.

REDEMPTION BY TELEPHONE

Shares of a Fund may be redeemed by telephone, unless the investor has declined this option on the applicable section of the account application form. Proceeds from a telephonic wire redemption request placed through a customer service representative will be transferred by wire to the shareholder's bank account (which has previously been identified in writing to the Trust). A fee of $10 will be charged for wire transfers of funds by the Trust. Wire transfers will be made directly to the account specified by the shareholder if that bank is a member of the Federal Reserve System or to a correspondent bank if the bank holding the account is not a member. Fees on wire transfers may also be imposed by the bank and will be the responsibility of the shareholder. Proceeds from a telephonic check redemption request placed through the automated system will be sent by check to the shareholder's address of record. The minimum telephonic wire redemption request is $1,000; the minimum telephonic check redemption request is $500 and the maximum telephonic check redemption request is $50,000. If the account is registered jointly in the name of more than one shareholder, only one shareholder will be required to authorize redemption of shares by telephone, and the Trust will be entitled to act upon telephonic instructions of any shareholder of a joint account. Redemptions of shares of a Fund by a Qualified Plan may not be effected by telephone.

Telephonic redemption requests should be made by calling the applicable toll free number listed on the back cover page of the Prospectus. Confirmation of telephonic redemptions will be sent within seven days of the date of redemption but will normally be sent in less time. Wire transfer of funds will be made within two business days following the telephonic request. Dividends will be earned through and including the date of receipt of the redemption request.

Telephone redemption requests may be difficult to implement in times of drastic economic or market changes. In the event shareholders of the Funds are unable to contact the Trust by telephone, shareholders should write to the Trust at:

   GE Funds
   P.O. Box 419631
   Kansas City, MO 64141-6631

For overnight package delivery:

   GE Funds
   c/o National Financial Data Services Inc.
   1004 Baltimore
   Kansas City, MO 64105

By making a telephonic redemption request, a shareholder authorizes the Trust to act on the telephonic redemption instructions by any person representing himself or herself to be the shareholder and believed by the Trust to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and the Trust's records of such instructions will be binding. If the procedures, which include the use of a personal identification number ("PIN") system and the provision of written confirmation of transactions effected by telephone, were not employed by the Trust, the Trust could be subject to liability for any loss resulting from unauthorized or fraudulent instructions. As a result of compliance with this policy, if the Trust follows the procedures outlined above and has a good faith belief that the instructions it received were genuine, the shareholder will bear the risk of loss in the event of a fraudulent redemption transaction.


SYSTEMATIC WITHDRAWAL PLAN

The Trust's Systematic Withdrawal Plan permits investors in a Fund to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if they have a $10,000 minimum account in a Class of a Participant Fund or in the Money Market Fund. The maximum amount which may be withdrawn under the Systematic Withdrawal Plan is 10% of the value of a Shareholder's account on an annual basis. An application for the Systematic Withdrawal Plan can be obtained from the Trust. The Systematic Withdrawal Plan may be terminated at any time by the investor or the Trust.


INVOLUNTARY REDEMPTIONS

An account of a shareholder of a Fund with respect to a Class of shares (if applicable) that is reduced by redemptions, and not by reason of market fluctuations to a value of $500 or less may be redeemed by the Trust, but only after the shareholder has been given notice of at least 30 days in which to increase the balance in the account to more than $500. An account established through a Qualified Plan will not be involuntary redeemed. Proceeds of such a redemption will be mailed to the shareholder.



DISTRIBUTIONS IN-KIND


If the Board determines that it would be detrimental to the best interests of a Fund's shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Trust's net assets by a distribution in kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by GEIM to be readily marketable. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

CHECKWRITING PRIVILEGES

A shareholder of the Money Market Fund may request in an application form or by letter sent to the Trust that he or she would like checkwriting privileges, which are provided at no cost to the shareholder. The Trust will provide redemption checks ("Checks") drawn on the shareholder's account. Checks will be sent only to the shareholder of the account and only to the address of record. The application or written request must be manually signed by the shareholder. Checks may be made payable to the order of any person in an amount of $100 or more. Dividends are earned until the Check clears. When a Check is presented to State Street for payment, State Street, as agent, will cause the Money Market Fund to redeem a sufficient number of shares in the shareholder's account to cover the amount of the Check. Checks will generally not be returned to the shareholder after clearance, unless such return is requested in writing by the shareholder. Shareholders generally will be subject to the same rules and regulations that State Street applies to checking accounts. Unless otherwise specified in writing to the Trust, only the signature of one shareholder of a joint account is required on Checks.

Checks may not be written to redeem shares purchased by check until the earlier of (1) the date that good funds are credited to State Street by its correspondent bank or (2) 15 days from the date of receipt of the check utilized to purchase shares. If the amount of the Check is greater than the value of the shares in a shareholder's account, the Check will be returned marked "insufficient funds." Checks should not be used to close an account. Checks written on amounts subject to the hold described above will be returned marked "uncollected." If the Check does not clear, the shareholder will be responsible for any loss that the Money Market Fund or State Street incurs.

The Trust may modify or terminate the checkwriting privilege at any time on 30 days' notice to participating shareholders. The checkwriting privilege is subject to State Street's rules and regulations and is governed by the Massachusetts Uniform Commercial Code. All notices with respect to Checks drawn on State Street must be given to State Street. Stop payment instructions may be given by calling the applicable toll free number listed on the back cover of the Prospectus.


EXCHANGE PRIVILEGE
================================================================================

Under an exchange privilege offered by the Trust, shares of each Class of a Participant Fund may be exchanged for shares of the same Class of any other Participant Fund at their respective net asset values. A holder of Existing Shares of the Money Market Fund (other than an Institutional Investor or a Class D eligible retirement plan) can exchange those Money Market Fund shares for Class C shares of a Participant Fund. An Institutional Investor (other than a Class D eligible retirement plan) can exchange shares of the Money Market Fund for Class D shares of a Participant Fund. A Class D eligible retirement plan can exchange shares of the Money Market Fund for Class A or Class D shares of a Participant Fund, as selected by the plan sponsor, depending upon whether the plan sponsor desires the additional services provided to Class A shareholders. All other Money Market Fund shareholders will be given the choice of receiving either Class A or Class B shares of a Participant Fund upon the completion of an exchange. The privilege is available to shareholders residing in any state in which shares of the Fund being acquired may legally be sold. An exchange of shares is treated for Federal income tax purposes as a redemption (that is, a sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. An exchange of shares may be made by calling or by writing the Trust. The Trust may, upon 60 days' prior written notice to the shareholders of a Fund, materially modify or terminate the exchange privilege with respect to the Fund or impose a charge of up to $5 for exchanges of shares of the Fund.

Shareholders who exchange their Class A or Class B shares for Money Market Fund shares will be subject to the CDSC applicable to Class A or Class B shares at the time the shareholder redeems such Money Market Fund shares. Upon an exchange of Class A or Class B shares for Class A or Class B shares (as applicable) of another Participant Fund, the new Class A or Class B shares will be deemed to have been purchased on the same date as the Class A or Class B shares of the Participant Fund which have been exchanged for CDSC calculation purposes. However, a shareholder who exchanges his Class A or Class B shares for shares of the Money Market Fund and then exchanges those Money Market Fund shares for Class A or Class B shares will be subject to having the period of time in which his shares were invested in the Money Market Fund tolled when computing the applicable CDSC. Likewise, shareholders who exchange their Class A or Class B shares of a Participant Fund with Class A or Class B shares of another Participant Fund will be subject to the CDSC of the original Fund at the time of redemption from the second Fund.

Class B shares of any Participant Fund acquired either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds, will be charged the CDSC applicable to the Class B shares that had been applicable to the relevant Investors Trust Fund before the combination. Shareholders of the Money Market Fund who acquired their shares by exchange from an Investors Trust Fund will be charged the CDSC that had been applicable to the Class B shares of the relevant Investors Trust Fund upon redemption from the Money Market Fund. Shares of the Funds purchased through a Financial Intermediary may only be exchanged for shares of another Fund which is offered by that Financial Intermediary.

Class A shares of the Participant Funds are available without a sales charge through exchanges between Class A shares and shares of funds which were sold by Authorized Firms and were subject to a sales charge. GEIM or its affiliates may compensate selling dealers for their efforts in effecting these exchanges at no additional cost to investors.

Shareholders exercising the exchange privilege should review the prospectus disclosure for the Fund they are considering investing in carefully prior to making an exchange.


NET ASSET VALUE
================================================================================

Each Class' net asset value per share, as well as the Money Market Fund's net asset value per share, is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

Each Class' net asset value per share and the Money Market Fund's net asset value per share are determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time). Net asset value per share of a Class is computed by dividing the value of the Participant Fund's net assets attributable to that Class by the total number of shares outstanding of that Class and the net asset value per share of the Money Market Fund is computed by dividing the value of the Money Market Fund's net assets by the total number of its shares outstanding. In general, a Fund's investments will be valued at market value or, in the absence of market value, at fair value as determined by or under the direction of the Board. The Trust will seek to maintain the Money Market Fund's net asset value at $1.00 per share for purposes of purchases and redemptions, although no assurance can be given that the Trust will be able to do so on a continuous basis.

Securities that are primarily traded on a foreign exchange generally will be valued for purposes of calculating a Fund's net asset value at the preceding closing value of the securities on the exchange, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board. A security that is primarily traded on a domestic or foreign securities exchange will be valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. An option that is written or purchased by a Fund generally will be valued at the mean between the last asked and bid prices. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.


All assets and liabilities of a Fund initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by the Board. In carrying out the Board's valuation policies, the Investment Manager may consult with an independent pricing service or services, retained by the Trust. Further information regarding the Trust's valuation policies is contained in the Statement of Additional Information.


All portfolio securities held by the Money Market Fund, and any short-term investments of the other Funds that mature in 60 days or less, will be valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board determines that amortized cost is fair value.


DIVIDENDS, DISTRIBUTIONS
AND TAXES
================================================================================

DIVIDENDS AND DISTRIBUTIONS

Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains are determined separately for each Fund. Dividends of a Participant Fund or the Money Market Fund which are derived from net investment income and distributions of net realized long- and short-term capital gains paid by a Fund to a shareholder will be automatically reinvested in additional shares of the same Class of the Participant Fund or the Money Market Fund, respectively, and deposited in the shareholder's account, unless the shareholder instructs the Trust, in writing or by telephone, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks. Dividends attributable to the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund [, the High Yield Fund] and the Money Market Fund are declared daily and paid monthly.


The Government Securities Fund will declare a distribution each day in an amount based on periodic projections of its future net investment income and will pay such distributions monthly. Consequently, the amount of each daily distribution may differ from actual net investment income. The purpose of these distribution procedures is to attempt to eliminate, to the extent possible, fluctuations in the level of monthly distribution payments that might result if such Fund declared dividends in the exact amount of its daily net investment income.

It is possible, however, as a result of this policy that total distributions in a year could exceed the total of the Government Securities Fund's current year net investment income and capital gains. If this should occur, a portion of the distributions received by shareholders of such Fund could be a nontaxable "return of capital" for federal income tax purposes and thereby reduce the shareholder's cost basis in shares of the Fund. If distributions are received in additional shares rather than cash, the capital "returned" would be automatically reinvested. In general, a shareholder's total cost basis in the Fund will reflect the cost of the shareholders' original investment plus the amount of any reinvestment.


Dividends attributable to the net investment income of the Premier Fund, the U.S. Equity Fund, the Small-Cap Value Fund, [the Small-Cap Growth Fund, the Mid-Cap Value Fund,] the Mid-Cap Growth Fund, the Value Equity Fund, the Global Fund, the International Fund and the Strategic Fund are declared and paid annually. If a shareholder redeems all of his shares of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund [, the High Yield Fund] or the Money Market Fund at any time during a month, all dividends to which the shareholder is entitled will be paid to the shareholder along with the proceeds of his redemption. Written confirmations relating to the automatic reinvestment of daily dividends will be sent to shareholders within five days following the end of each quarter for the Tax-Exempt Fund, the Income Fund, the Government Securities Fund [, the High Yield Fund] and the Short-Term Government Fund, and within five days following the end of each month for the Money Market Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. These dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. All expenses of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund [, the High Yield Fund] and the Money Market Fund are accrued daily and deducted before declaration of dividends to shareholders. Earnings of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. As a result of the different service and distribution fees applicable to the Classes, the per share dividends and distributions on Class D shares will be higher than those on Class C shares, which in turn will be higher than those on Class A shares, which in turn will be higher than those on Class B shares. See "Fee Table" and "Purchase of Shares -- The Multiple Distribution System."


Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund's shareholders, the Trust will declare and pay dividends of the Fund's net investment income and distributions of the Fund's net capital gains more frequently than stated above.


TAXES

Each Fund is treated as a separate entity for Federal income tax purposes. As a result, the amounts of net investment income and net realized capital gains subject to tax are determined separately for each Fund (rather than on a Trust-wide basis).


The Trust intends that each Fund qualify each year as a regulated investment company under the Code. Dividends paid from a Fund's net investment income and distributions of a Fund's net realized short-term capital gains will be taxable to shareholders (other than Qualified Plans and other tax-exempt investors) as ordinary income, and distributions of a Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, in each case regardless of how long shareholders have held their shares of the Fund and whether the dividends or distributions are received in cash or are reinvested in additional shares of the Fund. The Funds will provide the amount of capital gain dividend representing 20% and 28% rate gain. As a general rule, a shareholder's gain or loss on a sale or redemption (including a redemption in kind) of shares of a Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. In the case of the Tax-Exempt Fund, a loss on the sale or redemption of shares held by the shareholder for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholder with respect to those shares. Further, any loss realized upon the sale or redemption of any Fund shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares.


Dividends and distributions paid by the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund [, the High Yield Fund] and the Money Market Fund, and distributions of capital gains paid by all the Funds, will not qualify for the Federal dividends-received deduction for corporations. Dividends paid by the Premier Fund, the U.S. Equity Fund, the Small-Cap Value Fund, [the Small-Cap Growth Fund, the Mid-Cap Value Fund,] the Mid-Cap Growth Fund, the Value Equity Fund and the Strategic Fund, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, may qualify for the dividends-received deduction for corporations. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Fund's dividends that are attributable to interest on U.S. Treasury securities and certain other Government Securities as income that is exempt from state and local income taxes. Dividends attributable to repurchase agreement earnings are, as a general rule, subject to state and local taxation.


Dividends paid by the Tax-Exempt Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross income for Federal income tax purposes if the Fund satisfies certain quarterly asset percentage requirements. To the extent that the Tax-Exempt Fund invests in bonds, the interest on which is a specific tax preference item for Federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject Bonds will be a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax.


Net investment income or capital gains earned by the Funds investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Trust intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable. In addition, if a Fund qualifies as a regulated investment company under the Code, if certain distribution requirements are satisfied, and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Trust may elect, for U.S. Federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Global Fund and the International Fund each anticipate that it will seek to qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, the Trust will report to the shareholders of the Fund, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount that will be available as a deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.


The Funds may be required to withhold for U.S. federal income tax purposes 31% of all distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the U.S. Internal Revenue Service that they are subject to backup withholding.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Shareholders will also receive, as appropriate, various written notices after the close of their Fund's taxable year regarding the tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year, including the amount of dividends that represents interest derived from Government Securities. Shareholders should consult with their own tax advisors with specific reference to their own tax situations.

CUSTODIAN AND TRANSFER AGENT
================================================================================

State Street, located at 225 Franklin Street, Boston, Massachusetts 02101, serves as the Trust's custodian and transfer agent, and is responsible for receiving acceptance orders for the purchase of shares and processing redemption requests.


DISTRIBUTOR
================================================================================


GE Investment Distributors, Inc., located at 777 Long Ridge Road, Stamford, Connecticut 06927, serves as distributor of the Funds' shares. The Distributor, an indirect wholly-owned subsidiary of General Electric

Company, also serves as Distributor for GE Institutional Funds, GE LifeStyle Funds, GE Investments Funds, Inc. and Elfun Funds. GEIM or its affiliates, at their own expense, may allocate portions of their revenues or other resources to assist the Distributor in distributing shares of the Funds, by providing additional promotional incentives to dealers. In some instances, these incentives may be limited to certain dealers who have sold or may sell significant numbers of shares of the Funds. The Distributor routinely offers dealers in Fund shares the opportunity to participate in contests for which prizes include tickets to theater and sporting events, dining, travel to meetings and conferences held in locations remote from their offices and other items.


PERFORMANCE CALCULATION
================================================================================

Certain information about the calculation of the Funds' performance is set out below. Further information about the performance of the Funds is contained in the Trust's Annual Report to shareholders which may be obtained upon request without charge.


YIELD


The Trust may, from time to time, include the yield and effective yield of the Money Market Fund in advertisements or reports to shareholders or prospective investors. Current yield for the Money Market Fund will be based upon income received by a hypothetical investment in a given seven-day period (which period will be stated in the advertisement), and then "annualized" (that is, assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Fund will be calculated in a manner similar to that used to calculate yield, but will reflect the compounding effect of earnings on reinvested dividends. The seven-day current yield and effective seven-day yield as of March 31, 1998 were 5.08% and 5.21%, respectively. Had GEIM not absorbed a portion of the Money Market Fund's expenses, the Fund's seven-day yield and effective seven-day yield as of March 31, 1998 would have been lower.

The Trust may, from time to time, advertise a 30-day "yield" for each Class of a Participant Fund and an "equivalent taxable yield" for each Class of the Tax-Exempt Fund. The yield of a Fund refers to the income generated by an investment in a Class over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by a Class during the period by the net asset value per share for that Class on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the Fund's net asset value. The 30-day yield for the period ended March 31, 1998 for Class A, Class B, Class C and Class D shares, respectively, of the Tax-Exempt Fund, the Short-Term Government Fund and the Income Fund was 4.11%, 3.79%, 4.54%, 4.79%; 5.02%, 4.80%, 5.40%, 5.66%; and 5.09%, 4.81%, 5.57%, 5.60%, respectively.
The 30-day yield for the period ended March 31, 1998 for Class A, Class B and Class C shares of the Government Securities Fund was 5.17%, 4.89% and 5.65%, respectively. Had the Funds' investment adviser not absorbed a portion of the Tax-Exempt Fund's, the Government Securities Fund's, the Short-Term Government Fund's and the Income Fund's expenses, these Funds' 30-day yield for the period ended March 31, 1998 class of shares would have been lower.



EQUIVALENT TAXABLE YIELD


The equivalent taxable yield of the Tax-Exempt Fund demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield. Equivalent taxable yield is calculated by increasing the yield shown for the particular Class of the Tax-Exempt Fund, calculated as described above, to the extent necessary to reflect the payment of specified tax rates. Thus, the equivalent taxable yield of a Class of the Tax-Exempt Fund will always exceed the Class' yield. Assuming an effective tax rate of 39.6%, for the 30-day period ended March 31, 1998, the equivalent taxable yield of the Tax-Exempt Fund for Class A, Class B, Class C and Class D shares, respectively, was 6.80%, 6.27%, 7.52% and 7.93%. Had the Tax-Exempt Fund's investment adviser not absorbed a portion of the Fund's expenses, assuming an effective tax rate of 39.6%, the equivalent taxable yield of the Tax-Exempt Fund for the indicated 30-day period for the relevant Class of shares would have been lower.


The table below shows individual taxpayers how to translate the tax savings from investments such as the Tax-Exempt Fund into an equivalent return from a taxable investment. The yields used below are for illustration only and are not intended to represent current or future yields for the Tax-Exempt Fund, which may be higher or lower than those shown.

              FEDERAL TAXABLE EQUIVALENT YIELD TABLE -- 1998 RATES
================================================================================



                                                                               TAX-FREE YIELD

                       FEDERAL    FEDERAL  MARGINAL  4.00%   4.50%   5.00%   5.50%   6.00%    6.50%   7.00%    7.50%    8.00%
      TAXPAYER         TAXABLE      TAX     FEDERAL
 YEAR  STATUS          INCOME     BRACKET    RATE                           TAXABLE EQUIVALENT YIELD
------------------------------------------------------------------------------------------------------------------------------------

 1998 MARRIED          $0-42,350   15.00%   15.00%   4.71%   5.29%   5.88%   6.47%   7.06%    7.65%    8.24%    8.82%    9.41%
                 $42,351-102,300   28.00%   28.00%   5.56%   6.25%   6.94%   7.64%   8.33%    9.03%    9.72%   10.42%   11.11%
                $102,301-124,500   31.00%   31.00%   5.80%   6.52%   7.25%   7.97%   8.70%    9.42%   10.14%   10.87%   11.59%
                $124,501-155,950   31.00%   31.93%   5.88%   6.61%   7.35%   8.08%   8.81%    9.55%   10.28%   11.02%   11.75%
                $155,951-278,450   36.00%   37.08%   6.36%   7.15%   7.95%   8.74%   9.54%   10.33%   11.13%   11.92%   12.71%
                   OVER $278,450   39.60%   40.79%   6.76%   7.60%   8.44%   9.29%  10.13%   10.98%   11.82%   12.67%   13.51%
 1998 SINGLE           $0-25,350   15.00%   15.00%   4.71%   5.29%   5.88%   6.47%   7.06%    7.65%    8.24%    8.82%    9.41%
                  $25,351-61,400   28.00%   28.00%   5.56%   6.25%   6.94%   7.64%   8.33%    9.03%    9.72%   10.42%   11.11%
                 $61,401-124,500   31.00%   31.00%   5.80%   6.52%   7.25%   7.97%   8.70%    9.42%   10.14%   10.87%   11.59%
                $124,501-128,100   31.00%   31.93%   5.88%   6.61%   7.35%   8.08%   8.81%    9.55%   10.28%   11.02%   11.75%
                $128,101-278,450   36.00%   37.08%   6.36%   7.15%   7.95%   8.74%   9.54%   10.33%   11.13%   11.92%   12.71%
                   OVER $278,450   39.60%   40.79%   6.76%   7.60%   8.44%   9.29%  10.13%   10.98%   11.82%   12.67%   13.51%


----------

NOTE: THIS TABLE REFLECTS THE FOLLOWING:

1. The above is a federal taxable equivalent yield table only. The effect of state income tax rates has not been factored into the taxable equivalent yield calculation.

2. Taxable income equals adjusted gross income less personal exemptions of $2,700 less the standard deduction ($4,250 on a single return and $7,100 on a joint return) or total itemized deductions, whichever is greater. However, under the provisions of the Omnibus Budget Reconciliation Act of 1990, certain itemized deductions are reduced by 3% of the amount of a taxpayer's AGI over $124,500. This is reflected in the income brackets above by higher marginal Federal rates. Furthermore, personal exemptions are phased out for the amount of a taxpayer's AGI over $124,500 for single taxpayers and $186,800 for married taxpayers filing jointly. This latter provision is not incorporated into the above brackets.

3. Interest earned on municipal obligations may be subject to the federal alternative minimum tax. This provision is not incorporated into the table.

4. The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead the tax rates used are the highest rates applicable to the income levels indicated within each bracket.


TOTAL RETURN

From time to time, the Trust may advertise an "average annual total return" over various periods of time for each Class of a Participant Fund. This total return figure shows an average percentage change in value of an investment in the Class from the beginning date of the measuring period to the ending date of the period. The figure reflects changes in the price of a Fund's shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the same Class. Figures will be given for recent one-, five- and 10-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Trust may use "aggregate total return" figures for various periods, representing the cumulative change in value of an investment in a Class of a Participant Fund, for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total return will, in each case, be calculated with the effect of the sales charge to which Class A shares of a Participant Fund are subject and with the effect of any applicable CDSC for Class B shares, and may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). Aggregate total return may, in addition to the above method (but never independent of the above method), be calculated without the effect of the sales charge to which Class A shares of a Participant Fund are subject and without the effect of any applicable CDSC for Class B shares. Because of the differences in sales charges and distribution fees, the total returns for each of the Classes will differ. Reflecting compounding over a longer period of time, aggregate total return data generally will be higher than average annual total return data, which reflects compounding of return. The Trust may, in addition to quoting a Class' average annual and aggregate total returns, advertise the actual annual and annualized total return performance data for various periods of time. Actual annual and annualized total returns may be calculated either with or without the effect of the sales charge to which Class A shares are subject and with or without the effect of any applicable CDSC for Class B shares, and may be shown by means of schedules, charts or graphs. Actual annual or annualized total return data generally will be lower than average annual total return data, which reflects compounding of return.

Yield and total return figures are based on historical earnings and are thus not intended to indicate future performances. The Statement of Additional Information describes the method used to determine a Fund's yield and total return.

The Trust may also advertise a Fund's distribution rate and/or effective distribution rate. The distribution rate of a Fund represents a measure of dividends distributed for a specified period. The distribution rate of a Fund differs from yield and total return and therefore is not intended to be a complete measure of performance. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations in the Fund's portfolio based on the market value of such obligations (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis). In contrast, the distribution rate is based on the Fund's last monthly distribution, which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.


COMPARATIVE PERFORMANCE INFORMATION


In addition to the comparative information set forth under "Performance" above and otherwise quoted in sales and advertising materials, the Trust may compare a Fund's performance with (1) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, (2) various unmanaged indexes, including the Russell Index, S&P Index, and the Dow Jones Industrial Average or (3) other appropriate indexes of investment securities or with data developed by GEIM derived from those indexes. The performance information may also include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today. These ranking services or publications may compare a Fund's performance to, or rank it within, a universe of mutual funds with investment objectives and policies similar, but not necessarily identical to, the Fund's. Such comparisons or rankings are made on the basis of several factors, including objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



FURTHER INFORMATION:
CERTAIN INVESTMENT TECHNIQUES AND STRATEGIES
(SEE CHARTS IN "MANAGEMENT POLICIES
COMMON TO THE FUNDS")
================================================================================

The Funds may engage in a number of investment techniques and strategies, including those described below. No Fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. In addition, no assurance can be given that the use of any practice will have its intended result or that the use of any practice is, or will be, available to any Fund.


STRATEGIES AVAILABLE TO ALL FUNDS

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices or yields deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund's when-issued or delayed-delivery purchase commitments will be segregated with the Trust's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund's net asset value.

LENDING PORTFOLIO SECURITIES. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% (5% in the case of the Tax-Exempt Fund) of a Fund's assets taken at value. The Fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. Cash or instruments collateralizing a Fund's loans of securities are segregated and maintained at all times with the Trust's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially. Income derived by the Tax-Exempt Fund on any loan of its portfolio securities will not be exempt from Federal income taxation.

RULE 144A SECURITIES. Each of the Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund's purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors the Investment Manager's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and GEIM cannot predict how this market will develop.

SUPRANATIONAL AGENCIES. Each Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.


STRATEGIES AVAILABLE TO SOME BUT
NOT ALL FUNDS

DEPOSITARY RECEIPTS. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

INVESTMENTS IN OTHER INVESTMENT FUNDS. Certain Funds may invest in investment funds that invest principally in securities in which the Fund is authorized to invest. Under the 1940 Act, a Fund may invest a maximum of 10% of its total assets in the securities of other investment companies. In addition, under the 1940 Act, not more than 5% of a Fund's total assets may be invested in the securities of any one investment company, and the Fund may not own more than 3% of the securities of any investment company. Investments by the Funds (other than the Money Market Fund) in the Investment Fund is not considered an investment in another investment fund or investment company for purposes of this paragraph and the restrictions just described. To the extent a Fund invests in other investment companies, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

MUNICIPAL LEASES. Among the Municipal Obligations in which certain Funds may invest are municipal leases, which may take the form of a lease or an installment purchase or conditional sales contract to acquire a wide variety of equipment and facilities. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. A Fund may invest in municipal leases containing "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract, unless money is appropriated for the purpose by the appropriate legislative body on a yearly or other periodic basis.

Municipal leases that a Fund may acquire will be both rated and unrated. Rated leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. Risks and special considerations applicable to certain investment grade obligations are described above under "Risk Factors and Special Considerations -- Certain Investment Grade Obligations." A Fund may acquire unrated issues that the Investment Manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

Municipal leases held by a Fund will be considered illiquid securities unless the Board determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Investment Manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Investment Manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal leases in which a Fund may invest have special risks not normally associated with Municipal Obligations. Municipal leases represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. Moreover, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult.

To limit the risks associated with municipal leases, a Fund will invest no more than 5% of its total assets in those leases. In addition, a Fund will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.

FLOATING AND VARIABLE RATE INSTRUMENTS. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.


The Tax-Exempt Fund [, High Yield Fund] and Strategic Fund may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by the Investment Manager for the purchase of Municipal Obligations. The Investment Manager considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund's portfolio.


PARTICIPATION INTERESTS. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.


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

ZERO COUPON OBLIGATIONS. Certain Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.


The Tax-Exempt Fund, the Short-Term Government Fund [, the High Yield Fund] and the Strategic Fund may each invest up to 10% of its assets in zero coupon Municipal Obligations. Zero coupon Municipal Obligations are generally divided into two categories: "Pure Zero Obligations," which are those that pay no interest for their entire life and "Zero/Fixed Obligations," which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon Municipal Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Municipal Obligation's life or payment deferral period.


MUNICIPAL OBLIGATION COMPONENTS. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and decrease as the Auction Component's rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

CUSTODIAL RECEIPTS. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

MORTGAGE RELATED SECURITIES. Certain Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commer-cial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, the Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

ARMs have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds' net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Investment Manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% (10% in the case of the Tax-Exempt Fund) of the value of its net assets.

GOVERNMENT STRIPPED MORTGAGE RELATED SECURITIES. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by GNMA, FNMA or FHLMC. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEIM believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mort-gage related securities. Sufficiently high prepayment rates could result in these Funds' not fully recovering their initial investment in an interest-only government stripped mortgage related security. Under current market conditions, these Funds expect that investments in government stripped mortgage related securities will consist primarily of interest-only securities. The sensitivity of an interest-only security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board, the Trust treats government stripped mortgage related securities as illiquid and will limit each of these Funds' investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES. Certain Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARs(SM)") and interests in pools of credit card receivables. CARs(SM) represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Funds' investment objective and policies and subject to the review and approval of the Board, these Funds may also invest in other types of asset-backed and receivable-backed securities.

MORTGAGE DOLLAR ROLLS. Certain Funds may, with respect to up to 25% of their total assets, enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST THE BOX. Certain Funds may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


ADDITIONAL MATTERS
================================================================================

The Trust was formed as a business trust pursuant to a Declaration of Trust, as amended from time to time (the "Declaration"), under the laws of The Commonwealth of Massachusetts on August 10, 1992. The Declaration authorizes the Board to create separate series, and within each series separate Classes, of an unlimited number of shares of beneficial interest, par value $.001 per share. Currently, thirteen series of the Trust have been authorized.

When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each Class represents an identical interest in a Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement;
(3) the expenses allocable exclusively to each Class; (4) voting rights on matters exclusively affecting a single Class; and (5) the exchange privilege of each Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the change is deemed necessary by the Board.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) a matter affecting the interests of one or more of the Funds, in which case only shares of the affected Funds would be entitled to vote or (2) when the 1940 Act requires that shares of the Funds be voted by an individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than a majority of the outstanding shares of the Trust may remove a Trustee for cause through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.


GE Financial Assurance Holdings, Inc. may be deemed to be a controlling person of the Premier Fund and GNA Corporation may be deemed to be a controlling person of the Short-Term Government Fund. Each of the persons listed above may be deemed to be a controlling person of the relevant Fund because that person's beneficial ownership of the Fund exceeds 25% of that Fund's voting securities.

The Trust will send to each shareholder of each Fund a semiannual report and an audited annual report, each of which includes a list of the investment securities held by each Fund. Only one report each will be mailed to a single address at which more than one shareholder with the same last name indicated mail is to be delivered. Shareholders may request additional copies of any report by calling the toll free number listed on the back cover page of the Prospectus or by writing to the Trust at the address set forth on the front cover page of the Prospectus.



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


                                    GE FUNDS

                   o  GE Premier Growth Equity Fund

                   o  GE U.S. Equity Fund


                   o  GE Small-Cap Value Equity Fund


                   o  GE Mid-Cap Growth Fund

                   o  GE Value Equity Fund

                   o  GE Global Equity Fund

                   o  GE International Equity Fund

                   o  GE Strategic Investment Fund

                   o  GE Tax-Exempt Fund

                   o  GE Fixed Income Fund

                   o  GE Government Securities Fund

                   o  GE Short-Term Government Fund

                   o  GE Money Market Fund


                  [o  GE Small-Cap Growth Equity Fund

                   o  GE Mid-Cap Value Equity Fund

                   o  GE High Yield Fund]


            For information, contact your investment professional or
                        call the Trust at 1-800-242-0134.




    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED INTO THIS PROSPECTUS BY REFERENCE IN CONNECTION WITH THE OFFERING OF SHARES OF GE FUNDS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, AN OFFER MAY NOT LAWFULLY BE MADE.



                                                                       GEF PRO-1

                    SUBJECT TO COMPLETION, DATED MAY 11, 1998


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 [INSERT], 1998


GE FUNDS
3003 Summer Street, Stamford, Connecticut 06905
For information, call (800) 242-0134



*  GE Premier Growth Equity Fund          *  GE International Equity Fund
*  GE U.S. Equity Fund                    *  GE International Fixed Income Fund
*  GE Small-Cap Growth Equity Fund        *  GE Strategic Investment Fund
*  GE Small-Cap Value Equity Fund         *  GE Tax-Exempt Fund
*  GE Mid-Cap Growth Fund                 *  GE High Yield Fund
*  GE Mid-Cap Value Equity Fund           *  GE Fixed Income Fund
*  GE Value Equity Fund                   *  GE Government Securities Fund
*  GE Global Equity Fund                  *  GE Short-Term Government Fund
                                          *  GE Money Market Fund

                            CONTENTS


                                                             Page
                                                             ----
Investment Objectives and Management Policies...................2
Investment Restrictions........................................11
Management of the Trust........................................18
Redemption of Shares...........................................24
Exchange Privilege.............................................24
Net Asset Value................................................24
Dividends, Distributions and Taxes.............................26
The Funds' Performance.........................................29
Principal Stockholders.........................................31
Additional Information.........................................46
Counsel........................................................46
Independent Accountants........................................47
Financial Statements...........................................47
Appendix......................................................A-1


          This Statement of Additional Information supplements the information contained in the current Prospectus of GE Funds (the "Trust") dated [INSERT], 1998, and should be read in conjunction with the Prospectus. Copies of the Prospectus describing the Funds offered by the Trust may be obtained without charge by calling the Trust at the telephone number listed above. Information regarding the status of shareholder accounts may be obtained by calling the Trust at 1-800-242-0134 or by writing to the Trust at P.O. Box 120065, Stamford, CT 06912-0065. This Statement of Additional Information, although not a prospectus, is incorporated in its entirety by reference into the Prospectus.

                  INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES


     The Prospectus dated [INSERT], 1998 discusses the investment objectives and policies of the following thirteen managed investment funds offered by the
Trust: GE Premier Growth Equity Fund (the "Premier Fund"), GE U.S. Equity Fund (the "U.S. Equity Fund"), GE Small-Cap Value Equity Fund (the "Small-Cap Value Fund"), GE Mid-Cap Growth Fund (the "Mid-Cap Growth Fund"), GE Value Equity Fund (the "Value Equity Fund"), GE Global Equity Fund (the "Global Fund"), GE International Equity Fund (the "International Fund"), GE Strategic Investment Fund (the "Strategic Fund"), GE Tax-Exempt Fund (the "Tax-Exempt Fund"), GE Fixed Income Fund (the "Income Fund"), GE Government Securities Fund (the "Government Securities Fund"), GE Short-Term Government Fund (the "Short-Term Government Fund") and GE Money Market Fund (the "Money Market Fund"). GE International Fixed Income Fund (the "International Income Fund"), GE Small-Cap Growth Equity Fund (the "Small-Cap Growth Fund"), GE Mid-Cap Value Equity Fund (the "Mid-Cap Value Fund") and GE High Yield Fund (the "High Yield Fund"), each an additional series of the Trust, are not currently being offered by the Trust. Supplemental information is set out below concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.


STRATEGIES AVAILABLE TO ALL FUNDS

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          LENDING PORTFOLIO SECURITIES. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees (the "Board") must terminate the loan and regain the right to vote the securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

          BANK OBLIGATIONS. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance

Corporation ("FDIC"). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

          A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

          RATINGS AS INVESTMENT CRITERIA. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Investment Manager* as initial criteria for the selection of portfolio securities on behalf of the Funds, the Investment Manager also relies upon its own analysis to evaluate potential investments.

          Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the Investment Manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event of a lowering of the rating of a security held by the Money Market Fund or a default by the issuer of the security, the Fund will dispose of the security as soon as practicable, unless the Board determines that disposal of the security would not be in the best interests of the Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

----------
* As used in this Statement of Additional Information, the term "Investment Manager" shall refer to GE Investment Management Incorporated ("GEIM"), the Funds' investment adviser and administrator, Brown Brothers Harriman & Co., the sub-investment adviser to the Tax-Exempt Fund, or Palisade Capital Management, L.L.C., the sub-investment adviser to the Small-Cap Value Fund, as applicable.

STRATEGIES AVAILABLE TO SOME BUT NOT ALL FUNDS

          SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Investments by the Fund (other than the Money Market Fund) in the GEI Short-Term Investment Fund, an investment fund advised by GEIM, created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by either GEIM or its affiliate, General Electric Investment Corporation ("GEIC"), is not considered an investment in another investment company for purposes of this restriction.

          COVERED OPTION WRITING. The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (1) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if at the time the call is written, an amount of cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Trust's custodian or with a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust's custodian or with a designated sub-custodian, or (2) if the Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust's custodian or with a designated sub-custodian).

          The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

          So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. The Investment Manager expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

          A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

          STOCK INDEX OPTIONS. A Fund may purchase and write put and call options on stock indexes or stock index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Stock index options may be based on a broad or narrow market index or on an industry or market segment.

          The delivery requirements of options on stock indexes differ from options on stock. Unlike a stock option, which contemplates the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

          The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. As a result, successful use by a Fund of options on stock indexes is subject to the Investment Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual stocks.

          OTC OPTIONS. The Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

          Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

          FUTURES CONTRACTS. No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount will be segregated with the Trust's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

          Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

          If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

          OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

          FORWARD CURRENCY TRANSACTIONS. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

          OPTIONS ON FOREIGN CURRENCIES. Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Securities and Exchange Commission (the "SEC"), as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

          MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" as used in the Prospectus and this Statement of Additional Information means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

          Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

          Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality's agreement to make the payments due under the lease obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

          Municipal lease obligations may be deemed to be illiquid as determined by or in accordance with methods adopted by the Board. In determining the liquidity and appropriate valuation of a municipal lease obligation, the following factors relating to the security are considered, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market;
(4) the nature of the marketplace trades; and (5) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

          Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the Investment Manager can predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor the Investment Manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments.

          MORTGAGE RELATED SECURITIES. The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

          Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.


          Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The Investment Manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.


                             INVESTMENT RESTRICTIONS

ALL FUNDS EXCEPT THE TAX-EXEMPT FUND:

          Investment restrictions numbered 1 through 10 below have been adopted by the Trust as fundamental policies of all the Funds, except the Tax-Exempt Fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Investment restrictions 11 through 17 may be changed by a vote of the Board at any time.


          1. No Fund may borrow money, except that the Small-Cap Growth Fund, Small-Cap Value Fund, Mid-Cap Value Fund, the Value Equity Fund, the High Yield Fund, the Government Securities Fund and the Money Market Fund may enter into reverse repurchase agreements, and except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of a Fund's total assets are outstanding, the Fund will not make any additional investments.


          2. No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

          3. No Fund, other than the International Income Fund, may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Money Market Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

          4. No Fund, other than the International Income Fund, may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in Government Securities and (b) up to 25% of the value of the assets of a Fund, other than the Money Market Fund, may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

          5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction.

          6. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

          7. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

          8. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

          9. No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

          10. No Fund may invest in commodities, except that each Fund (other than the Money Market Fund) may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

          11. No Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that (a) each Fund, other than the Money Market Fund, may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts and (b) the Money Market Fund may acquire "puts" and "unconditional puts" as defined in Rule 2a-7 under the 1940 Act.

          12. No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

          13. No Fund may invest in companies for the purpose of exercising control or management.

          14. No Fund may purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value. The Money Market Fund may not invest in any form of warrants.

          15. No Fund may purchase illiquid securities if more than 15% of the total assets of the Fund would be invested in illiquid securities; the Money Market Fund will not purchase illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

          16. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"), that have been determined to be liquid by the Board based upon the trading markets for the securities.

          17. No Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

THE TAX-EXEMPT FUND:

          Investment restrictions numbered 1 through 9 below have been adopted by the Trust as fundamental policies of the Tax-Exempt Fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Investment restrictions 10 through 15 may be changed by a vote of the Board at any time. The Tax-Exempt Fund may not:

          1. Purchase more than 10% of any class of securities of any one issuer (except Government Securities and securities fully collateralized by Government Securities).

          2. Invest more than 5% of its total assets in the securities of any one issuer (except for Government Securities and securities fully collateralized by Government Securities, and options thereon).

          3. Issue senior securities, as defined in the 1940 Act, except as permitted by Section 18(f)(2) of that Act or as permitted by an SEC exemptive order.

          4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Tax-Exempt Fund's current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

          5. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Tax-Exempt Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interest in real estate securing an issuer's obligations, in the event of a default by that issuer.

          6. Invest in commodities, except that the Tax-Exempt Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

          7. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5% of the Tax-Exempt Fund's net assets), the entry into repurchase agreements (not more than one-third of the current market value of the Tax-Exempt

Fund's total assets shall constitute secured "loans" by the Tax-Exempt Fund under repurchase agreements), trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and investing in variable rate demand notes.

          8. Invest more than 25% of the value of the Tax-Exempt Fund's total assets in securities of issuers in any one industry, except securities issued or guaranteed by a state, municipality or other political subdivision, unless the securities are backed only by the assets and revenues of non-governmental users. For purposes of this restriction, the term industry will be deemed to include
(a) the government of any one country other than the United States, but not the U.S. Government, and (b) all supranational organizations.

          9. Underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Tax-Exempt Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Tax-Exempt Fund may acquire securities under circumstances in which, if the securities were sold, the Tax-Exempt Fund might be deemed to be an underwriter for purposes of the 1933 Act.

          10. Invest in the securities of an issuer for the purpose of exercising control or management, but the Tax-Exempt Fund may do so where it is deemed advisable to protect or enhance the value of an existing investment.

          11. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of the Tax-Exempt Fund's assets or as part of a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

          12. Purchase restricted securities if more than 10% of the total assets of the Tax-Exempt Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding, for purposes of this restriction, repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, futures contracts and options thereon, and Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities.

          13. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

          14. Make short sales of securities, unless the Tax-Exempt Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

          15. Purchase any security while borrowings representing more than 5% of the Tax-Exempt Fund's net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

GENERAL

          With respect to investment restriction No. 12 (No. 11 in the case of the Tax-Exempt Fund), investments by the Funds (other than the Money Market
Fund) in the GEI Short-Term Investment Fund, an investment fund advised by GEIM, created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by either GEIM or GEIC, is not considered an investment in another investment company for purposes of this restriction.

          The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of investment restriction No. 5 (No. 8 in the case of the Tax-Exempt Fund), the Trust may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

PORTFOLIO TRANSACTIONS AND TURNOVER

          Decisions to buy and sell securities for each Fund are made by the Investment Manager, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are fixed. No stated commission will be generally applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.


          In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Investment Manager seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the investment advisory agreement between the Trust and GEIM relating to each Fund authorizes the Investment Manager, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the

Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Investment Manager or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or the Investment Manager is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC. All brokerage transaction commissions paid to affiliates will be fair and reasonable to the shareholders.


          The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund's paying high brokerage commissions.


          During the fiscal period ended September 30, 1997, the International Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Premier Fund, the Mid-Cap Growth Fund and the Value Equity Fund paid $268,970, $204,750,$218,896, $91,950, $14,844, $151,399 and $91,033, respectively, in commissions to broker-dealers for execution of portfolio transactions. Of these amounts, $27,952, $12,456, $44,847, $8,178, $4,050, $0 and $88 in brokerage transactions was paid by the International Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Premier Fund, the Mid-Cap Growth Fund and the Value Equity Fund, respectively, to a broker because of research services provided during the past fiscal year. During the fiscal year ended September 30, 1996, the International Fund, the Global Fund, the U.S. Equity Fund and the Strategic Fund paid $268,291, $100,049, $207,206 and $75,115, respectively, in commissions to broker-dealers for execution of portfolio transactions. Of these amounts, $8,052, $8,932, $41,107 and $6,464 in brokerage transactions was paid by the International Fund, the Global Fund, the U.S. Equity Fund and the Strategic Fund, respectively, to a broker because of research services provided during the past fiscal year. During the fiscal year ended September 30, 1995, the International Fund, the Global Fund, the U.S. Equity Fund and the Strategic Fund paid $78,872, $118,140, $98,947 and $27,257, respectively in commissions to broker-dealers for execution of portfolio transactions. Of these amounts, $60, $3,125, $60,981 and $5,259 in brokerage transactions was paid by the International Fund, the Global Fund, the U.S. Equity Fund and the Strategic Fund, respectively, to a broker because of research services provided during the past fiscal year. The Income Fund, the Government Securities Fund, the Short-Term Government Fund and the Money Market Fund made no payments to broker-dealers for execution of portfolio transactions during the 1997, 1996 or 1995 fiscal year. The Tax-Exempt Fund made no payments to broker-dealers for execution of portfolio transactions during 1997.

          For the period from November 1, 1996 to September 26, 1997, Investors Trust Growth Fund (the "IT Growth Fund"), Investors Trust Value Fund (the "IT Value Fund") and Investors Trust Government Fund (the "IT Government Fund"), predecessor funds to the Mid-Cap Growth Fund, the Value Equity Fund and the Government Securities Fund, paid $31,146, $33,834 and $0, respectively in commissions to broker-dealers for execution of portfolio transactions. During the fiscal year ended October 31, 1996, the IT Growth Fund, the IT Value Fund and the IT Government Fund paid $31,672, $60,237 and $30,581, respectively in commissions to broker-dealers for execution of portfolio transactions. During the fiscal year ended October 31, 1995, the IT Growth Fund, the IT Value Fund and the IT Government Fund paid $26,331, $13,026 and $64,521, respectively in commissions to broker-dealers for execution of portfolio transactions. The Investors Trust Tax Free Fund (the "IT Tax Free Fund"), predecessor Fund to the Tax-Exempt Fund, made no payments to broker-dealers for execution of portfolio transactions during 1997, 1996 or 1995. The IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund made no payments for research services in 1997, 1996 or 1995.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

          The names of the Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five years and their other affiliations are shown below. The executive officers of the Trust are employees of organizations that provide services to the Funds. An asterisk appears before the name of each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act.


                                            AGE AND PRINCIPAL
                        POSITIONS HELD      OCCUPATION(S) DURING
NAME AND ADDRESS        WITH TRUST          PAST FIVE YEARS
----------------        --------------      --------------------

 *Michael J. Cosgrove   Chairman            Age 49.  President, GE
  3003 Summer Street    of the              Investment Services Group of
  Stamford, CT 06905    Board and           GE Financial Assurance
                        President           Holdings, Inc. ("GEFA"), an
                                            indirect wholly-owned
                                            subsidiary of General Electric
                                            Company ("GE"), since February
                                            1997; Executive Vice President
                                            - Mutual Funds of GEIM and
                                            GEIC, wholly-owned
                                            subsidiaries of GE that are
                                            registered as investment
                                            advisers under the Investment
                                            Advisers Act of 1940, as
                                            amended, since March 1993;
                                            Director of GEIC and GEIM
                                            since 1988; from 1988 until
                                            1993, Mr. Cosgrove served as
                                            Executive Vice President -
                                            Finance and Administration of
                                            GEIM and GEIC.

                                            AGE AND PRINCIPAL
                        POSITIONS HELD      OCCUPATION(S) DURING
NAME AND ADDRESS        WITH TRUST          PAST FIVE YEARS
----------------        --------------      --------------------


 *Alan M. Lewis         Trustee and         Age 52.  Executive Vice
  3003 Summer Street    Executive           President, General Counsel and
  Stamford, CT 06905    Vice                Secretary of GEIM since 1988
                        President           and of GEIC since October 1987.

 John R. Costantino     Trustee             Age 52.  Managing Director,
 150 East 58th Street                       Walden  Partners, Ltd.,
 New York, NY 10055                         consultants and investors,
                                            since August 1992; President, CMG
                                            Acquisition Corp., Inc., a holding company,
                                            since 1988; Vice Chairman, Acoustiguide
                                            Holdings, Inc., a holding company, since
                                            1989; President CMG/IKH, Inc., a holding
                                            company, since 1991; Director, Crossland
                                            Federal Savings Bank, a financial
                                            institution; Director, Brooklyn Bankcorp,
                                            Inc., a financial institution; Director, IK
                                            Holdings, Inc., a holding company since
                                            1991; Director, I. Kleinfeld & Son, Inc., a
                                            retailer, since 1991; Director, High
                                            Performance Appliances, Inc., a distributor
                                            of kitchen appliances ("HPA"), since 1991;
                                            Director, HPA Hong Kong, Ltd., a service
                                            subsidiary of HPA, since 1991; Director,
                                            Lancit Media Productions, Ltd., a children's
                                            and family television film and videotape
                                            production company, since 1995.

 William J. Lucas       Trustee             Age 51.  Vice President and
 Fairfield University                       Treasurer of Fairfield
 North Benson Road                          University since 1983.
 Fairfield, CT 06430

 Robert P. Quinn        Trustee             Age 62.  Retired since 1983
 45 Shinnecock Road                         from Salomon Brothers Inc;
 Quogue, NY 11959                           Director, GP Financial Corp.,
                                            a holding company, since 1994; Director, The
                                            Greenpoint Savings Bank, a financial
                                            institution, since 1987.



                                       19


                                            AGE AND PRINCIPAL
                        POSITIONS HELD      OCCUPATION(S) DURING
NAME AND ADDRESS        WITH TRUST          PAST FIVE YEARS
----------------        --------------      --------------------

 Jeffrey A. Groh        Treasurer           Age 36.  Vice President --
 3003 Summer Street                         Operations of GEIM and GEIC
 Stamford, CT 06905                         since January 1997 and
                                            Treasurer and Controller of GEIM and GEIC
                                            since August 1994; prior to August 1994, was
                                            a Senior Manager in Investment Company
                                            Services Group and certified public
                                            accountant with Price Waterhouse LLP.

 Matthew J. Simpson     Secretary           Age 37.  Vice President and General
 3003 Summer Street                         Counsel, Investment Services Group of
 Stamford, CT 06905                         GEFA since February 1997; Vice President,
                                            Associate General Counsel and
                                            Assistant Secretary of GEIM and
                                            GEIC since October 1992.


No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GEIM, GE Investment Distributors, Inc. (the "Distributor"), GE, or any affiliate of those companies, receives an annual fee of $10,000 for services as Trustee. In addition, each Trustee receives $500 for each meeting of the Board attended by the Trustee and is reimbursed for expenses incurred in connection with attendance at Board meetings.

Trustees' Compensation
(for the fiscal year ended September 30, 1997)

                                                          TOTAL COMPENSATION
                                   TOTAL COMPENSATION    INVESTMENT COMPANIES
 NAME OF TRUSTEE                     FROM THE TRUST     MANAGED BY GEIM OR GEIC
 ---------------                     --------------     -----------------------
 Michael J. Cosgrove                       None                  None+
 Alan M. Lewis                             None                  None+
 John R. Costantino                     $12,000               $25,000++
 William J. Lucas                       $12,000               $25,000++
 Robert P. Quinn                        $12,000               $25,000++


 -----------------------

 + As of September 30, 1997, Mr. Cosgrove served as Trustee or Director of four investment companies advised by GEIM and of eight investment companies advised by GEIC. Mr. Lewis serves as Trustee of three investment companies advised by GEIM and eight investment companies advised by GEIC. They are considered to be interested persons of each investment company advised by GEIM or GEIC, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as Trustees thereof without compensation.

 ++ As of September 30, 1997, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GEIM and the compensation is for their services as Trustees or Directors of these companies.

INVESTMENT ADVISER AND ADMINISTRATOR


          GEIM, located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, a wholly-owned subsidiary of GE, bears all expenses in connection with the performance of its services as each Fund's investment adviser and administrator. For the fiscal period ended September 30, 1997, the International Fund, the Premier Fund, the Mid-Cap Growth Fund, the Value Equity Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund and the Money Market Fund paid to GEIM $682,857, $43,759, $2,854, $4,434, $382,192, $1,218,687, $368,324, $1,453, $227,295, $24,158, $33,016 and $252,319,
respectively, for investment advisory and administration services. For the fiscal year ended September 30, 1996, the International Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund, the Short-Term Government Fund and the Money Market Fund paid $464,327, $287,004, $836,061, $243,374, $42,029, $192,880, $34,453 and $205,219,
respectively, for investment advisory and administration services. For the fiscal year ended September 30, 1995, the International Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund, the Short-Term Government Fund and the Money Market Fund paid $237,427, $249,803, $563,259, $127,625, $38,285, $85,281, $28,438 and $161,393,
respectively, for investment advisory and administration services.


          GNA Capital Management, Inc. ("GNA Capital"), a wholly-owned subsidiary of GNA Corporation, located at Suite 5600, Two Union Square, 601 Union Street, Seattle, Washington 98101, was, prior to September 26, 1997, the investment adviser to the IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund. For the period from November 1, 1996 to September 26, 1997, the IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund paid to GNA Capital $281,759, $351,339, $3,792,436 and $132,688, respectively, for investment advisory services. For the fiscal year ended October 31, 1996, the IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund paid to GNA Capital $226,411, $219,848, $5,871,824 and $29,290, respectively, for investment advisory services. For the fiscal year ended October 31, 1995, the IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund paid to GNA Capital $114,802, $117,557, $7,200,544 and $125,333, respectively, for investment advisory services.

          Under the Plans, the Trust pays GEIM, with respect to each Participant Fund, (1) for shareholder services provided to the Class A, Class B and Class C shares of the Participant Fund, an annual fee of .25% of the value of the average daily net assets attributed to the Class A, Class B and Class C shares of the Participant Fund, respectively and (2) for distribution services provided to the Class A and Class B shares of each Participant Fund other than the Short-Term Government Fund, an annual fee of .25% and .75% of the value of the average daily net assets of the Participant Fund, respectively; or in the case of the Short-Term Government Fund, an annual fee of .25% and .60% of the value of the average daily net assets of the Short-Term Government Fund, respectively. Under their terms, the Plans continue from year to year, provided their continuance is approved annually by vote of the Trust's full Board, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to them (the "Independent Trustees"). The Plans may not be amended to increase materially the amount of the fees paid under the Plans with respect to a Fund without approval of shareholders of the Fund. In addition, all material amendments of the Plans must be approved by the Trustees and Independent Trustees in the manner described above. The Plans may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). For the fiscal year ended September 30, 1997, the International Fund, the Premier Fund, the Mid-Cap Growth Fund, the Value Equity Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund and the Money Market Fund paid to GEIM $76,089, $11,095, $4,160, $5,565, $91,613, $486,898, $288,279, $2,235,
$170,613, $59,075, $16,281 and $0, respectively for service and distribution fees. For the fiscal year ended September 30, 1996, the International Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund and the Short-Term Government Fund paid to GEIM $35,786, $85,815, $261,948, $151,125, $31,909, $136,492, $10,789 and $0, respectively for service and distribution fees.

          For the period from November 1, 1996 to September 26, 1997, the IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund paid to GNA Distributors, Inc. ("GNA Distributors"), the Investors Trust Funds' distributor, $215,634, $297,186, $4,326,442 and $94,063, respectively for service and distribution fees. For the fiscal year ended October 31, 1996, the IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund paid to GNA Distributors $191,137, $194,652, $7,777,498, and $110,577,
respectively for service and distribution fees. For the fiscal year ended October 31, 1995, the IT Growth Fund, the IT Value Fund, the IT Government Fund and the IT Tax Free Fund paid to GNA Distributors $104,093, $113,823, $11,0578,477 and $98,096, respectively for service and distribution fees.

          During the fiscal period ended September 30, 1997, GEIM waived a total of $18,715, $46,849, $0, $0, $54,856, $246,852, $25,481, $126, $55,467, $0,
$50,448 and $91,356 of expenses of the International Fund, the Premier Fund, the Mid-Cap Growth Fund, the Value Equity Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund and the Money Market Fund, respectively. During the fiscal year ended September 30, 1996, GEIM waived a total of $24,972, $85,533, $309,241, $53,026, $74,915, $56,349, $66,598 and
$169,636 of expenses of the International Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund, the Short-Term Government Fund and the Money Market Fund, respectively. During the fiscal year ended September 30, 1995, GEIM waived a total of $66,501, $94,488, $348,302,
$83,026, $76,006, $95,425, $76,414 and $165,031 of expenses of the International
Fund, the Global Fund, the U.S. Equity Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund, the Short-Term Government Fund and the Money Market Fund, respectively.


          For the period from November 1, 1996 to September 26, 1997, GNA Capital reimbursed a total of $53,838, $10,220, $0 and $328,817 of expenses of the IT Growth Fund, the IT Value Fund, the Government Securities Fund and the IT Tax-Free Fund, respectively. During the fiscal year ended October 30, 1996, GNA Capital reimbursed a total of $90,565, $86,354, $0 and $442,198 of expenses of the IT Growth Fund, the IT Value Fund, the Government Securities Fund and the IT Tax-Free Fund, respectively. During the fiscal year ended October 30, 1995, GNA Capital reimbursed a total of $157,159, $157,786, $0 and $428,046 of expenses of the IT Growth Fund, the IT Value Fund, the Government Securities Fund and the IT Tax-Free Fund, respectively.


SUB-INVESTMENT ADVISERS

          TAX-EXEMPT FUND. Brown Brothers Harriman & Co. ("Brown Brothers"), located at 59 Wall Street, New York, New York 10005, has been retained by GEIM to act as sub-investment adviser of the Tax-Exempt Fund. Pursuant to the sub-investment advisory agreement between Brown Brothers and GEIM, Brown Brothers bears all expenses in connection with the performance of its services as the Tax-Exempt Fund's sub-investment adviser.


          During the fiscal period ended September 30, 1997, GEIM paid to Brown Brothers $795 for sub-investment advisory and administration services. For the period from November 1, 1996 to September 26, 1997, GNA Capital paid to Brown Brothers $63,908 for sub-investment advisory services.


          SMALL-CAP VALUE FUND. Palisade Capital Management, L.L.C. ("Palisade"), located at One Bridge Plaza, Fort Lee, New Jersey 07024, has been retained by GEIM to act as sub-investment adviser of the Small-Cap Value Fund. Pursuant to the sub-investment advisory agreement between Palisade and GEIM, Palisade bears all expenses in connection with the performance of its services as the Small-Cap Value Fund's sub-investment adviser.


CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company ("State Street") is located at 225 Franklin Street, Boston, Massachusetts 02101 and serves as custodian and transfer agent of the Funds' investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. As transfer agent, State Street is responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

DISTRIBUTOR


          GE Investment Distributors, Inc., located at 777 Long Ridge Road, Building B, Stamford, Connecticut 06927, serves as the distributor of shares of the Funds on a best efforts basis.


                              REDEMPTION OF SHARES

          Detailed information on how to redeem shares of a Fund is included in the Prospectus. The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

                               EXCHANGE PRIVILEGE

          The exchange privilege described in the Prospectus enables a shareholder of a Fund to acquire shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request.

                                 NET ASSET VALUE

          The Trust will not calculate net asset value on certain holidays. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

          Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of the Money Market Fund or a Class of certain Participant Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Board. In carrying out the Board's valuation policies, GEIM may consult with one or more independent pricing services ("Pricing Service") retained by the Trust.

          Debt securities of U.S. issuers (other than Government Securities and short-term investments), including Municipal Obligations, are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Valuations for municipal bonds are obtained from a qualified municipal bond pricing service; prices represent the mean of the secondary market. When, in the judgment of the Pricing Service, quoted bid prices for investments of the Tax-Exempt Fund are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments of the Tax-Exempt Fund that are not regularly quoted are carried at fair value as determined by the Board, which may rely on the assistance of the Pricing Service. The procedures of the Pricing Service are reviewed periodically by GEIM under the general supervision and responsibility of the Board.

          The valuation of the portfolio securities of the Money Market Fund is based upon amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

          The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less, and invest only in "eligible securities" as defined in the rule, which are determined by GEIM to present minimal credit risks. Pursuant to the rule, GEIM has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund's portfolio holdings at such intervals as GEIM may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

          The rule regarding amortized cost valuation provides that the extent of any deviation between the Money Market Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board must, in accordance with the rule, cause the Fund to take such corrective action as the Board regards as necessary and appropriate, including:

selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

          Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. The summary is not intended as a substitute for individual tax planning, and shareholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations.

TAX STATUS OF THE FUNDS AND THEIR SHAREHOLDERS

          Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund's net investment income and capital gains distributions are determined separately from any other series that the Trust may designate.


          The Trust intends for each Fund to continue to qualify each year as a "regulated investment company" under the Code. If a Fund (1) is a regulated investment company and (2) distributes to its shareholders at least 90% of its net investment income (including for this purpose its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. In addition, in order to avoid a 4% excise tax, a Fund must declare, no later than December 31 and distribute no later than the following January 31, at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income for the 1-year period ending generally on October 31 of such calendar year. One requirement for qualification as a regulated investment company is that each Fund must diversify its holdings so that, at the end of each quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(b)(3)(B) of the Code) that are engaged in the same or similar trades or businesses or related trades or businesses (other than Government Securities or the securities of other regulated investment companies).


          Another requirement for qualification as a regulated investment company is that each Fund must earn at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities (including gains from related investments in foreign currencies) and income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies (the "90% Test").

          As of September 30, 1997, certain series of Investors Trust Funds acquired by GE Funds pursuant to the Reorganization had net tax basis capital loss carryforwards which may be applied against taxable gains until their expiration date. The following table illustrates the carryforwards that apply to these Investors Trust Funds:

                                                           Expiration Dates:
  Investors Trust Fund                Amount                 September 30,
  --------------------                ------                 -------------

Adjustable Rate Fund                  $44,539                    2001
                                      114,498                    2002
                                       14,856                    2003

Government Fund                   $87,336,523                    2002
                                  107,525,597                    2003
                                    1,748,819                    2004

Tax Free Fund                        $176,173                    2002

          As a result of the Reorganization, each of Investors
Trust Adjustable Rate Fund and Investors Trust Tax Free Fund had a taxable year ending on the date of the Reorganization, and the taxable year of each respective acquiring GE Fund in which the Reorganization occurs will be a separate taxable year for purposes of determining the taxable years in which carryforwards of these two Investors Trust Funds may be applied. Accordingly, the Reorganization has the effect of reducing the carryforward periods of Investors Trust Adjustable Rate Fund and Investors Trust Tax Free Fund. Such reduced periods are reflected in the foregoing table of expiration dates.

          A Fund's transactions in options and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) will require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above and in the Prospectus. The Trust seeks to monitor transactions of each Fund, will seek to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

          In order for the Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the

Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of the taxable year of the Tax-Exempt Fund, the Trust will notify the Fund's shareholders of the portion of the dividends paid that constitutes an exempt-interest dividend with respect to that taxable year. The percentage of total dividends paid by the Tax-Exempt Fund with respect to any taxable year that qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for that year.

          Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax-Exempt Fund is not deductible for income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. In addition, if a shareholder of the Tax-Exempt Fund holds shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares.

          As a general rule, a shareholder's gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year. The gain or loss will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

          The Fund's net realized long-term capital gains are distributed as described in the Prospectus. The distributions ("capital gain dividends"), if any, are taxable to a shareholder of a Fund as long-term capital gains, regardless of how long a shareholder has held the shares, and will be designated as capital gain dividends in a written notice mailed by the Trust to the shareholders of the Fund after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, will be treated as a long-term capital loss. This rule will apply to a sale of shares of the Tax-Exempt Fund only to the extent the loss is not disallowed under the provision described above. Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will be a taxable dividend or distribution payment.

          Special rules contained in the Code apply when a shareholder of a Fund disposes of shares of the Fund through a redemption or exchange within 90 days of purchase and subsequently acquires shares of a Fund on which a sales charge normally is imposed without paying a sales charge in accordance with the exchange privilege described in the Prospectus. In these cases, any gain on the disposition of the shares of the Fund will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired. In addition, if shares of a Fund are purchased within 30 days of redeeming shares at a loss, the loss will not be deductible and instead will increase the basis of the newly purchased shares.

          If a shareholder of a Fund fails to furnish the Trust with a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions from the Fund and (2) the proceeds of any redemptions of shares of the Fund. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                             THE FUNDS' PERFORMANCE


     As noted in the Prospectus, the Trust, from time to time, may quote a Fund's performance, in terms of the Money Market Fund's or a Class' yield and/or total return, in reports or other communications to shareholders of the Fund or in advertising material. Additional information regarding the manner in which performance figures are calculated is provided below.


YIELD

          The yield for the Money Market Fund is computed by (1) determining the net change in the value of a hypothetical preexisting account in the Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted, (2) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (3) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Money Market Fund may calculate a compound effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.

          The 30-day yield figure described in the Prospectus is calculated for a Class according to a formula prescribed by the SEC. The formula can be expressed as follows:

                    Yield = 2[(a-b + 1) [Superior]6 - 1]
                              ----
                               cd

Where:

          a =  dividends and interest earned during the period.

          b =  expenses accrued for the period (net of
               reimbursement).

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period.

          For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

          The Tax-Exempt Fund's tax equivalent yield is computed for a Class by dividing that portion of the Fund's yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

          Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

          Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.

AVERAGE ANNUAL TOTAL RETURN

          The "average annual total return" figures for the Funds described in the Prospectus, are computed for a Class according to a formula prescribed by the SEC. The formula can be expressed as follows:

               P(1 + T) [Superior]n = ERV

Where

          P    =   a hypothetical initial payment of $1,000;
          T    =   average annual total return;
          n    =   number of years; and
          ERV  =   Ending Redeemable Value of a hypothetical
                   $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

          The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

AGGREGATE TOTAL RETURN

          The "aggregate total return" figures described in the Prospectus represent the cumulative change in the value of an investment in a Class for the specified period are computed by the following formula:

          Aggregate Total Return = ERV - P
                                   -------
                                     P

                    Where P  =    a hypothetical initial payment of $1,000; and
                    ERV      =    Ending Redeemable Value of a hypothetical
                                  $1,000 investment made at the beginning
                                  of a 1-, 5- or 10-year period at the
                                  end of the 1-, 5- or 10-year period (or
                                  fractional portion thereof), assuming
                                  reinvestment of all dividends and
                                  distributions.

                             PRINCIPAL STOCKHOLDERS


          The following persons are the only persons known by the Trust to hold beneficially more than 5% of the outstanding shares of any class of the Funds as of April 15, 1998:

Name and Address                                        Amount of      Percent
of Record Owner                                         Ownership      of Class
----------------                                        ---------      --------

TAX-EXEMPT FUND, CLASS A
Employers Reinsurance Corporation                        354,434         74.42%
AFS Fund                                                  shares
Attn:  Investment Department
5200 Metcalf
P.O. Box 2991
Overland Park, KS 66201-1391

TAX-EXEMPT FUND, CLASS D
GE Investment Management Incorporated                      1,850         96.58%
3003 Summer Street                                        shares
Stamford, CT 06905-4316

INCOME FUND, CLASS A
Moderate Strategy Lifestyle Fund                          672,174        26.41%
GE Investment Services                                    shares
3003 Summer Street
Stamford, CT  06905-4316

State Street Bank & Trust Co., as Trustee                363,740         14.29%
Beamsail & Co. - Doubletree                               shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

Wells Fargo Bank, as Trustee                             502,776         19.76%
FBO Hubbell Inc. 401(k)                                   shares
507025 MF 9139-027
PO Box 9800
Calabasas, CA  91372-0800

State Street Bank & Trust Co., as Trustee                139,184          5.47%
Granitecove & Co.-London Fog                              shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                139,770          5.49%
Granitefront & Co. - Service America                      shares
Master Trust Client Services W6C
1 Enterprise Drive
No. Quincy, MA 02171

INCOME FUND, CLASS B
State Street Bank & Trust Co.                             9,433           7.29%
C/F the IRA of Patricia L. Baldwin                       shares
61370 N. Main St.
Jones, MI 49061

State Street Bank & Trust Co.                             6,895           5.33%
Cust. for the IRA of Erwin L. Shannon                    shares
30666 Longnecker Road
Leonidas, MI 49066

Mark Robin                                                8,091           6.25%
Judy Robin                                               shares
1498 Henderson Hwy.
Henderson, LA  70517-7815

Georgeann Pyke                                            6,830           5.28%
1758 Jefferson Ave.                                      shares
Glenview, IL 60025

INCOME FUND, CLASS D
State Street Bank & Trust Co., Trustee                   553,155         34.36%
Benchside & Co. - GE Cap. Asset Maint.                    shares
Master Trust Client Service
One Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                 93,262          5.79%
FBO GE Capital Asset Maintenance II                       shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                200,123         12.43%
Grampas & Co. Trust                                       shares
FBO Ameridata Technology
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                247,174         15.35%
Eastmate & Co. Trust                                      shares
FBO GE Capital Fleet Services
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., Trustee                   97,452           6.05%
Granitebridge & Co. - Elano Moderate                     shares
Master Trust Client Services - W6C
One Enterprise Drive
No. Quincy, MA  02171

GLOBAL FUND, CLASS A
West Carroll National Bank, 401(k)                        4,135           6.30%
William E. Pratt                                         shares
Attn: 401(k) Administrator
Personal and Confidential
P.O. Box 708
Oak Grove, LA 71263

Richard C. Ellzey                                         4,976           7.58%
Jean M. Ellzey JT Ten                                    shares
1830 Popps Ferry Road
Biloxi, MS 39532-2104

State Street Bank & Trust Co., as Trustee                18,082          27.55%
FBO Insulating Materials Inc.                            shares
Master Trust Client Service - W6C
1 Enterprise Drive
No. Quincy, MA 02171

GLOBAL FUND, CLASS B
State Street Bank & Trust Company                         3,144           6.41%
C/F The IRA of Sharon L. Giever                          shares
825 Boswell Lane
Kalamazoo, MI 49005

PaineWebber                                               5,635          11.49%
FBO Elenora C. Nagel, Trustee                            shares
Carl A. Nagel Revocable Trust
8220 Altama Road
Jacksonville, FL 32216-9346

GLOBAL FUND, CLASS D
State Street Bank & Trust Co., as Trustee                320,742         46.78%
Eastmate & Co. Trust                                      shares
FBO GE Capital Fleet Services
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                 291,055        42.45%
Grampas & Co. Trust                                        shares
FBO Ameridata Technology
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

STRATEGIC FUND, CLASS A
State Street Bank & Trust Company, as Trustee            343,459         24.93%
Granitepass & Co.                                         shares
FBO McClaren/Hart Environmental Eng.
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171

InvestCo Trust Co., Trustee                              270,121         19.61%
Compass Group USA Inc.: 401(k) Plan                       shares
400 Colony Square, Suite 2200
1201 Peachtree Street, NE
Atlanta, GA 30361-3500

T. Rowe Price Tr. Co. Fiduciary Account                  183,627         13.33%
Compass Group 401(k) Plan                                 shares
c/o T. Rowe Price Tr. Co. Asset Recon.
PO Box 17215
Baltimore, MD  21297

State Street Bank & Trust Company, as Trustee            168,322         12.22%
Granitefront & Co. - Service America                      shares
Master Trust Client Services - W6C
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                 98,948          7.18%
Atlantis Plastics Inc.                                    shares
Master Client Trust Services - W6C
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                 81,557          5.92%
FBO Southwestern Medical Clinic PC                        shares
Master Trust Client Services - W6C
6416 Dean Hill Road
Berrien Center, MI 49102-9705

STRATEGIC FUND, CLASS D
State Street Bank & Trust Co., as Trustee                568,993         28.51%
Eastmate & Co.                                            shares
FBO GE Capital Fleet Services
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., Trustee                   340,958         17.09%
Benchside & Co., - GE Cap. Asset Maint.                   shares
Master Trust Client Service
One Enterprise Drive
No. Quincy, MA 02171-2126

Pension Plan for Employees of Insulating                 149,542          7.49%
  Materials Incorporated                                  shares
Jurg Brunner Trustee
1 West Campbell Road
Schenectady, NY  12306-2442

State Street Bank & Trust Co., as Trustee                293,116         14.69%
Grampas & Co. Trust                                       shares
FBO Ameridata Technology
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171

State Street Bank & Trust Co., as Trustee                163,318          8.18%
FBO GE Capital Asset Maintenance III                      shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                 21,072         12.58%
FBO GE Capital Asset Maintenance II                       shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

EQUITY FUND, CLASS A
State Street Bank & Trust Company, as Trustee            216,635          7.37%
Granitecove & Co. - London Fog                            shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171

State Street Bank & Trust Co.                            268,166          9.13%
Granitefront & Co. - Service America                      shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co.                            178,518          6.08%
F/B/O Beamspeed & Co.                                     shares
BG Automotive Motors Inc.
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank and Trust Co., as Trustee              260,981          8.88%
Granitepass & Co.                                         shares
FBO McClaren/Hart Envir. Eng.
Master Trust Client Service
1 Enterprise Drive.
No. Quincy, MA 02171

State Street Bank & Trust Co., as Trustee                687,451         23.40%
Beamsail & Co.-Doubletree                                 shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                176,292           6.0%
FBO Wavetek US Inc.                                       shares
Master Trust Client Ser.-W6C
1 Enterprise Drive
No. Quincy, MA  02171

State Street Bank & Trust Co., as Trustee                290,294          9.88%
FBO The Bardon Group Inc.                                 shares
1 Enterprise Drive
No. Quincy, MA  02171-2126

State Street Bank & Trust Co., as Trustee                147,307          5.01%
FBO Southwestern Medical Clinic PC                        shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

EQUITY FUND, CLASS D
State Street Bank & Trust Co., as Trustee              1,362,221         15.71%
Eastmate & Co.                                            shares
FBO GE Capital Fleet Services
Master Trust Client Services
1 Enterprise Drive
No. Quincy, MA 02171-2126

Bost & Co.                                               646,011          7.45%
Mutual Fund Operations                                    shares
P.O. Box 3198
Pittsburgh, PA 15230

State Street Bank & Trust Co., Trustee                   926,717         10.69%
Benchside & Co. - GE Cap. Asset Maint.                    shares
Master Trust Client Service
One Enterprise Drive
No. Quincy, MA 02171-2126

Strafe & Co.                                             763,254          8.80%
FAO Mead Corp. Foundation                                 shares
235 W. Shrock Road
Mutual Fund 0390
Westerville, OH 43081

State Street Bank & Trust Co., as Trustee                710,930          8.20%
Grampas & Co. Trust                                       shares
FBO Ameridata Technology
Master Trust Client Service W6C
1 Enterprise Drive
No. Quincy, MA 02171

Saul & Co.                                               705,257          8.14%
FBO Stamford Hospital Ret. Inc.                           shares
c/o First Union National Bank
401 S. Tryon St.
NC1151
Charlotte, NC 28202

State Street Bank & Trust Co., as Trustee                780,566          9.0%
FBO GE Capital Maintenance II                             shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

Union Bank of California, as Trustee                     791,228         9.13%
FBO Tanner Retirement & Saving                            shares
P.O. Box 109
San Diego, CA 92112-4103


INTERNATIONAL FUND, CLASS A
State Street Bank and Trust Co., as Trustee              107,799         9.80%
Granitepass & Co.                                         shares
FBO McClaren/Hart Environ. Eng.
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171

Moderate Strategy Lifestyle Fund                         412,692        37.52%
GE Investment Services                                    shares
3003 Summer Street
Stamford, CT 06905-4316

State Street Bank & Trust Co., Trustee                   93,085           8.46%
FBO Southwestern Medical                                 shares
Clinic PC
Master Trust Client Service
6418 Deans Hill Road
Berrien Center, MI 49102

InvestCo Trust Co., Trustee                              69,821           6.35%
Compass Group USA Inc. 401(K) Plan Alan II               shares
400 Colony Square, Suite 2200
1201 Peachtree Street, NE
Atlanta, GA  30361-3500

State Street Bank & Trust Co., Trustee                   101,619          9.24%
FBO The Bardon Group Inc.                                 shares
1 Enterprise Drive
No. Quincy, MA  02171-2126

INTERNATIONAL FUND, CLASS B
PaineWebber for the benefit of PaineWebber                 2,314          6.14%
CDN FBO Robert Frayn                                      shares
P.O. Box 3321
Weehawken, NJ 07087

State Street Bank & Trust Co.                              2,952          7.75%
C/F The IRA of Brenda J. Hetrick                          shares
3570 Freeman Ave.
Hamilton, OH 45015

State Street Bank & Trust Co., Custodian                   1,983          5.20%
for IRA Rollover of Renee L. Siegel                       shares
2435 Laurelhurst Road
University Heights, OH 44118

State Street Bank & Trust Co., Custodian                   3,715          9.75%
for IRA Rollover of Patricia A. Conley                    shares
24808 Riverview Drive
Columbia, OH 44028-9530

INTERNATIONAL FUND, CLASS C
Ronald J. Felmus & Veta Felmus, Trustees                 29,693           8.10%
Felmus Family Residual Trust                             shares
U/A/D 5/9/79
22 Pine Circle South
Belleair, FL  34616

INTERNATIONAL FUND, CLASS D
State Street Bank & Trust Co.                           120,203          16.25%
GranitesBridge & Co. - Elano Aggressive                  shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co.                            56,774           7.68%
GranitesBridge & Co. - Elano Moderate                    shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., Trustee                    77,108         10.43%
FBO GE Capital Asset Maintenance IV                       shares
Master Trust Client Service - W6C
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., Trustee                   318,914         43.12%
Benchside & Co. - GE Cap. Asset Maint.                    shares
Master Trust Client Service
One Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., Trustee                    63,840          8.63%
FBO Global Compression Services Inc.                      shares
Master Trust Client Service - W6C
1 Enterprise Drive
No. Quincy, MA 02171-2126

SHORT-TERM GOVERNMENT FUND, CLASS A
GNA Corporation                                          524,657         72.87%
Attn:  Investments                                        shares
601 Union Street #5600
Seattle, WA 98101-2336

Moderate Strategy Lifestyle Fund                         108,713         15.10%
GE Investment Services                                    shares
3003 Summer Street
Stamford, CT 06905-4316

SHORT-TERM GOVERNMENT FUND, CLASS B
Abel Rosario                                              4,413           5.79%
74 Post Avenue, Apt. 2F                                  shares
New York, NY 10034-4707

BA Investment Services, Inc.                              7,644          10.06%
FBO 711745021                                            shares
185 Berry St., 3rd Fl., #2640
San Francisco, CA 94107-1729

Mary Marian Guidry Comeaux                                7,455           9.79%
Krysten Comeaux UTMA                                     shares
4797 Bridge Street Highway
St. Martinville, LA 70582-6103

SHORT-TERM GOVERNMENT FUND, CLASS C
John R. Costantino and                                   45,603           8.02%
Barbara C. Costantino                                    shares
2 Sutton Place South, Apt. 5c/d
NY, NY  10022

SHORT-TERM GOVERNMENT FUND, CLASS D
GE Financial Assurance Co.                               418,935         63.04%
Attn:  Connie Wong Investment Accounting                  shares
Two Union Square
601 Union Street, Suite 1300
Seattle, WA 98101-2327

State Street Bank & Trust Co., Trustee                   192,551         28.97%
Eastwall & Co. Trust                                      shares
FBO GE Consulting
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

PREMIER FUND, CLASS A
State Street Bank & Trust Co., Trustee                   39,251          15.84%
FBO The Bardon Group Inc.                                shares
1 Enterprise Dr.
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., Trustee                   69,271          27.95%
FBO Insulating Materials Inc.                            shares
Master Trust Client Ser - W6C
1 Enterprise Dr.
No. Quincy, MA  02171-2126

Moderate Strategy Lifestyle Fund                        110,574          44.62%
GE Investment Services                                   shares
3003 Summer Street
Stamford, CT 06905-4316

PREMIER FUND, CLASS B
GE Financial Assurance Co.                                6,774          11.88%
Attn:  Connie Wong Investment Accounting                 shares
Two Union Square
601 Union Street, Suite 1300
Seattle, WA  98101-2023

PaineWebber                                               2,909           5.10%
FBO Haymor Finance Co. Inc.                              shares
2920 Breckenridge Dr.
Pensacola, FL  32526-2903

PREMIER FUND, CLASS D
GE Financial Assurance Co.                               319,287         86.49%
Attn:  Connie Wong Investment Accounting                  shares
Two Union Square
601 Union Street, Suite 1300
Seattle, WA  98101-2327

GOVERNMENT SECURITIES FUND, CLASS C
State Street Bank & Trust Co.                             12,309         35.22%
C/F The Rollover IRA of                                   shares
Joseph T. Coulter
P.O. Box 309
Forest, VA 24551-0309

Steven R. Anastasio                                        2,049          5.86%
Susan S. Anastasio JT Ten                                 shares
19145 Foxgreen Cir
Leesburg, VA  20175-9150

State Street Bank & Trust Co.                              4,877         13.96%
C/F The Rollover IRA of                                   shares
George K. Shapiro
10575 Margate Terrace
Cincinnati, OH 45241-3148

State Street Bank & Trust Co.                              4,598         13.16%
C/F The Rollover IRA of                                   shares
Max G. Walker
7386 Village Dr.
Mason, OH  45040-1496

State Street Bank & Trust Co.                              6,898         19.74%
C/F The Rollover IRA of                                   shares
Robert C. Burke
5428 Hartford Dr.
Fort Wayne, IN  46835-4263

State Street Bank & Trust Co.                              2,996          8.57%
C/F The IRA of Paul A. Rose                               shares
3330 Greenville Nashville Rd.
Greenville, OH 45331-9582

VALUE EQUITY FUND, CLASS A
GNA Corporation                                          440,249         34.32%
Attn:  Investments                                        shares
601 Union Street, #5600
Seattle, WA  98101-2336

Moderate Strategy Lifestyle Fund                         346,655         27.02%
GE Investment Services                                    shares
3003 Summer Street
Stamford, CT 06905-4316

VALUE EQUITY FUND, CLASS C
State Street Bank & Trust Co.                             20,621         9.11%
C/F The Rollover IRA of                                   shares
Nathan R. Whetten
159 Eastside Dr.
Ballston Lake, NY  12019-2119

State Street Bank & Trust Co.                             14,693         6.49%
C/F The Rollover IRA of                                   shares
George Desormeaux
1 Socha Lane
Scotia, NY 12302-3807

VALUE EQUITY FUND, CLASS D
State Street Bank & Trust Co.                             92,156       60.66%
GranitesBridge & Co. - Elano Aggressive                   shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co.                             45,567       30.00%
GranitesBridge & Co. - Elano Moderate                     shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co.                             14,190        9.34%
GranitesBridge & Co. - Elano Conservative                 shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

MID-CAP GROWTH FUND, CLASS A
GNA Corporation                                          636,558        52.76%
Attn:  Investments                                        shares
601 Union Street, #5600
Seattle, WA  98101-2336

Moderate Strategy Lifestyle Fund                         107,604         8.92%
GE Investment Services                                    shares
3003 Summer Street
Stamford, CT 06905-4316

MID-CAP GROWTH FUND, CLASS C
State Street Bank & Trust Co.                             58,988         8.39%
C/F The Rollover IRA of                                   shares
James E. Wolle
Oak Bluff Lane
Wilmington, NC 28409-2365

Joseph Feingold                                           48,729         6.65%
8533 Mathias Dr., Apt. 32                                 shares
Grosse Ile, MI 48138-1786

State Street Bank & Trust Co.                             41,915         5.96%
C/F The Rollover IRA of                                   shares
George Desormeaux
1 Socha Lane
Scotia, NY  12302-3807

State Street Bank & Trust Co.                             50,873         7.24%
C/F The Rollover IRA of                                   shares
Nathan R. Whetten
159 Eastside Dr.
Ballston Lake, NY  12019-2119

MID-CAP GROWTH FUND, CLASS D
State Street Bank & Trust Co.                             34,650        64.79%
GranitesBridge & Co. - Elano Aggressive                   shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co.                             14,085        26.34%
GranitesBridge & Co. - Elano Moderate                     shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co.                              4,745        8.87%
GranitesBridge & Co. - Elano Conservative                 shares
1 Enterprise Drive
No. Quincy, MA 02171-2126

          As of April 15, 1998: (i) except in the case of Class C shares of the Short-Term Government Fund, the current Trustees and officers of the Trust, as a group, beneficially owned less than 1% of each Fund's outstanding shares; (ii) one of the Trustees owned 8.02% of the Class C shares of the Short-Term Government Fund; (iii) GEFA owned 25.99% of the outstanding shares of the Premier Fund; and (iv) GNA Corporation owned 25.85% of the outstanding shares of the Short-Term Government Fund. So long as GEFA and GNA Corporation own more than 25% of the outstanding shares of the Premier Fund and the Short-Term Government Fund, respectively, they may be deemed to control these Funds.

                             ADDITIONAL INFORMATION

          The Trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated August 10, 1992, as amended from time to time (the "Declaration"). The U.S. Equity Fund was established as a series of the Trust on August 24, 1992. The Global Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund and the Money Market Fund were added as series of the Trust on November 11, 1992. The Short-Term Government Fund and the International Fund were added as series of the Trust on March 1, 1994. The Mid-Cap Growth Fund and the International Income Fund were added as series of the Trust on June 17, 1994. The Premier Fund was added as a series of the Trust on July 22, 1996. The Value Equity Fund and the Government Securities Fund were added as series of the Trust on June 2, 1997. The Small-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Value Fund and the High Yield Fund were added as series of the Trust as of the date of this Statement of Additional Information. In the interest of economy and convenience, physical certificates representing shares of a Fund are not issued. State Street maintains a record of each shareholder's ownership of shares of a Fund.


          Massachusetts law provides that shareholders of the Funds could, under certain circumstances be held personally liable for the obligations of the Trust. The Declaration disclaims shareholder liability for acts or obligations of the Trust, however, and permits notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee of the Trust. The Declaration provides for indemnification from the property of a Fund for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder of a Fund's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust and the Funds in such a way so as to avoid, as far as practicable, ultimate liability of the shareholders for liabilities of the Funds.

                                     COUNSEL

          Willkie Farr & Gallagher, 153 East 53rd Street, New York, New York 10022, serves as counsel for the Trust.

                             INDEPENDENT ACCOUNTANTS

          Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants of the Trust. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, served as independent accountants to Investors Trust, all or substantially all the assets of which were acquired by the Trust on September 26, 1997.

                              FINANCIAL STATEMENTS


          The Annual Report dated September 30, 1997 and the Semi-Annual Report dated March 31, 1998 (the latter to be filed by amendment), which either accompany this Statement of Additional Information or have previously been provided to the person to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Annual Report. The Annual Report dated October 31, 1996 for Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, which are the predecessor funds to the Mid-Cap Growth Fund, the Value Equity Fund, the Tax-Exempt Fund and the Government Securities Fund, respectively (collectively with the Annual Report and Semi-Annual Report for GE Funds, the "Financial Reports"), are incorporated herein by reference. The International Income Fund, the Small-Cap Growth Fund, the Mid-Cap Value Fund and the High Yield Fund have not yet commenced operations and have no assets as of the date of this Statement of Additional Information. The Trust will furnish, without charge, a copy of the Financial Reports, upon request to the Trust at P.O. Box 120065, Stamford, CT 06912-0065, (800) 242-0134.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

          The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated "A-1."

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

          Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

          Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

          Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

          Thomson BankWatch Inc. employs the rating TBW-1 to indicate issues having a very high degree of likelihood of timely payment. TBW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TBW-1. While the rating TBW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TBW-4; this rating is regarded as non-investment grade and, therefore, speculative.

          Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

          AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

          AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

          A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

          BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

          Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS

          AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

          General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

          Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

          AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

          A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

          General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

          Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

          BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

          General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

          Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

          BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

          C -- The rating C is reserved for income bonds on which no interest is being paid.

          D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

          Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

          Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

          B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS


          (i) For each of GE International Equity Fund ("International Fund"), GE Global Equity Fund ("Global Fund"), GE U.S. Equity Fund ("U.S. Equity Fund"), GE Strategic Investment Fund ("Strategic Fund"), GE Fixed Income Fund ("Income Fund"), GE Short-Term Government Fund ("Short-Term Government Fund"), GE Money Market Fund ("Money Market Fund"), GE Premier Growth Equity Fund (the "Premier Fund"), GE Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), GE Value Equity Fund ("Value Equity Fund"), GE Government Securities Fund ("Government Securities Fund") and GE Tax-Exempt Fund ("Tax-Exempt Fund") (collectively, the "Funds"):

               PART A

     (1)(a) Financial Highlights for the fiscal periods ended September 30, 1997 and the fiscal period ended March 31, 1998 (for all Funds except Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund) (the latter period to be filed by amendment).

     (1)(b)    Mid-Cap Growth Fund, Value Equity Fund and Government Securities
               Fund: Financial Highlights for the fiscal periods ended September 30, 1997 (for Class A and Class B shares) and the fiscal period ended March 31, 1998 (for all Classes of shares of Mid-Cap Growth Fund and Value Equity Fund, and for Class A, Class B and Class C shares of Government Securities Fund) (the latter period to be filed by amendment).

               PART B

     (2) Statement of Assets and Liabilities as of September 30, 1997 (for all Funds except Class C and Class D shares of Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund) and as of March 31, 1998 (for all Funds except Class D shares of Government Securities Fund) (the latter period to be filed by amendment).*

     (3) Statement of Operations for the fiscal periods ended September 30, 1997 (for all Funds except Class C and Class D shares of Mid-Cap Growth Fund, Value Equity Fund and Government Securities
               Fund) and the fiscal period ended March 31, 1998 (for all Funds except Class D shares of Government Securities Fund) (the latter period to be filed by amendment).*

     (4) Statement of Changes in Net Assets for the fiscal year ended September 30, 1996 (for all Funds except Premier Fund, Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund), for the fiscal year ended September 30, 1997 (for all Funds except Class C and Class D shares of Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund) and for the fiscal period ended March 31, 1998 (for all Funds except Class D shares of Government Securities Fund) (the latter period to be filed by amendment).*

     (5) Changes in Fund Shares for the fiscal year ended September 30, 1996 (for all Funds except Premier Fund, Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund), for the fiscal year ended September 30, 1997 (for all Funds except Class C and Class D shares of Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund) and for the fiscal period ended March 31, 1998 (for all Funds except Class D shares of Government Securities Fund) (the latter period to be filed by amendment).*

     (6) Notes to Financial Statements as of September 30, 1997 (for all Funds except Class C and Class D shares of Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund) and as of March 31, 1998 (for all Funds except Class D shares of Government Securities Fund) (the latter period to be filed by amendment).*

     (7) Schedule of Investments as of September 30, 1997 (for all Funds except Class C and Class D shares of Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund) and as of March 31, 1998 (for all Funds except Class D shares of Government Securities Fund) (the latter period to be filed by amendment).*

     (8) Notes to Schedules of Investments as of September 30, 1997 (for all Funds except Class C and Class D shares of Mid-Cap Growth Fund, Value Equity Fund and Government Securities Fund) and as of March 31, 1998 (for all Funds except Class D shares of Government Securities Fund) (the latter period to be filed by amendment).*

     (9)       Report of Independent Accountants.*

---------------

* Incorporated in Part B of the Registration Statement by reference to the Trust's Annual Report to shareholders for the fiscal year ended September 30, 1997 and the Trust's Semi-Annual Report to shareholders for the six-month period ended March 31, 1998 (the latter to be filed by amendment).

     (ii) For each of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Government Fund and Investors Trust Tax Free Fund (predecessor funds to Mid-Cap Growth Fund, Value Equity Fund, Government Securities Fund and Tax-Exempt Fund, respectively):

               PART A

     (1)       Financial Highlights for the fiscal periods ended
               October 31, 1996.*

               PART B

     (2) Statements of Assets and Liabilities as of October 31, 1996.*

     (3) Statements of Operations for the fiscal year ended October 31, 1996.*

     (4) Statements of Changes in Net Assets for the two fiscal years ended October 31, 1996.*

     (5) Changes in Fund Shares for the two fiscal years ended October 31, 1996.*

     (6)       Notes to Financial Statements as of October 31,
               1996.*

     (7)       Schedules of Investments as of October 31, 1996.*

     (8)       Notes to Schedules of Investments as of October
               31, 1996.*

     (9)       Report of Independent Accountants.*

---------------

* Incorporated in Part B of the Registration Statement by reference to Investors Trust's Annual Report to shareholders for the fiscal year ended October 31, 1996.

(b) EXHIBITS:

EXHIBIT
NO.     DESCRIPTION OF EXHIBIT
---     ----------------------

1(a)    Declaration of Trust*

1(b) Certificate of Amendment of Declaration of Trust and Change of Series Designation*

1(c) Form of Amendment to Declaration of Trust to add Short-Term Government Fund and International Fund*

1(d) Form of Amendment to Declaration of Trust to add Mid-Cap Growth Fund and International Income Fund*

1(e)    Form of Amendment to Declaration of Trust to add Premier Fund*

1(f) Form of Amendment to Declaration of Trust to add Value Equity Fund and Government Securities Fund*

1(g) Form of Amendment to Declaration of Trust to add GE Small-Cap Value Equity Fund ("Small-Cap Value Fund"), GE Small-Cap Growth Equity Fund ("Small-Cap Growth Fund"), GE Mid-Cap Value Equity Fund ("Mid-Cap Value Fund") and GE High Yield Fund ("High Yield Fund")**

2       By-Laws*

3       Not applicable

4       Not applicable

5(a)    Form of Investment Advisory and Administration Agreement*

5(b) Form of Investment Advisory Agreement for Short-Term Government Fund and International Fund*

5(c) Form of Investment Advisory Agreement for Mid-Cap Growth Fund and International Income Fund*

5(d)    Form of Investment Advisory and Administration Agreement for Premier
        Fund*

5(e) Form of Investment Advisory and Administration Agreement for Value Equity Fund and Government Securities Fund*

5(f) Form of Amended and Restated Investment Advisory and Administration Agreement for Tax-Exempt Fund*

5(g) Form of Investment Advisory and Administration Agreement for Small-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Value Fund and High Yield Fund**

5(h)    Form of Sub-Investment Advisory Agreement for Tax-Exempt Fund*

5(i)    Form of Sub-Investment Advisory Agreement for Small-Cap Value Fund**

6       Form of Distribution Agreement, as amended*

7       Not applicable

8       Form of Custodian Contract*

9(a)    Form of Transfer Agency and Service Agreement*

9(b) Form of Administration Agreement for Short-Term Government Fund and International Fund*

9(c) Form of Administration Agreement for Mid-Cap Growth Fund and International Income Fund*

10      Opinion and Consent of Willkie Farr & Gallagher**

11(a)   Consent of Price Waterhouse LLP**

11(b)   Consent of Coopers & Lybrand L.L.P.*

12      Not applicable

13(a)   Purchase Agreement*

13(b) Form of Purchase Agreement for Short-Term Government Fund and International Fund*

13(c) Form of Purchase Agreement for Mid-Cap Growth Fund and International Income Fund*

14      Not applicable

15(a)   Form of Amended and Restated Shareholder Servicing and Distribution
        Plan*

15(b) Form of Shareholder Servicing and Distribution Plan for Short-Term Government Fund*

15(c) Form of Amended and Restated Shareholder Servicing and Distribution Agreement*

15(d) Form of Shareholder Servicing and Distribution Agreement for Short-Term Government Fund*

16      Schedule of computation of performance data information**

17      Financial Data Schedules**

18 Written Plan Adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended*

------------

*   Previously filed.

**  To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          See Item 28.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                                       NUMBER OF RECORD HOLDERS
                     TITLE OF CLASS                     AS OF MARCH 31, 1998
                     --------------                     --------------------

       Shares representing beneficial interests, par value $.001 per share of:

       Global Fund                  - Class A                     302
                                    - Class B                     170
                                    - Class C                   3,700
                                    - Class D                     233

       International Fund           - Class A                     501
                                    - Class B                     118
                                    - Class C                     711
                                    - Class D                      41

       U.S. Equity Fund             - Class A                   1,413
                                    - Class B                   1,663
                                    - Class C                   7,157
                                    - Class D                     436

       Strategic Fund               - Class A                     600
                                    - Class B                     768
                                    - Class C                   3,071
                                    - Class D                     294

       Tax-Exempt Fund              - Class A                      68
                                    - Class B                     331
                                    - Class C                     638
                                    - Class D                       7

                                                       NUMBER OF RECORD HOLDERS
                     TITLE OF CLASS                     AS OF MARCH 31, 1998
                     --------------                     --------------------

       Income Fund                  - Class A                   386
                                    - Class B                   116
                                    - Class C                 1,833
                                    - Class D                   233

       Short-Term Government Fund   - Class A                    51
                                    - Class B                    75
                                    - Class C                   296
                                    - Class D                    14

       Premier Fund                 - Class A                    74
                                    - Class B                   134
                                    - Class C                 1,059
                                    - Class D                    17

       Government Securities Fund   - Class A                 1,178
                                    - Class B                21,586
                                    - Class C                    13
                                    - Class D                     0

       Value Equity Fund            - Class A                   405
                                    - Class B                 3,078
                                    - Class C                   113
                                    - Class D                     5

       Mid-Cap Growth Fund          - Class A                   551
                                    - Class B                 2,475
                                    - Class C                    99
                                    - Class D                     4

       Money Market Fund                                      5,432

          There are no holders of shares of beneficial interest, par value $.001 per share, of the International Income Fund, Small-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Value Fund and High Yield Fund as of March 31, 1998.


ITEM 27.     INDEMNIFICATION

     Reference is made to Article IV of the Declaration of Trust of GE Funds ("Registrant") filed as Exhibit 1 to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act, may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant's Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to "Management of the Trust" in the Prospectus forming Part A, and "The Management of the Trust" in the Statement of Additional Information forming Part B, of this Registration Statement.


     The list required by this Item 28 of officers and directors of GE Investment Management Incorporated ("GEIM"), the Funds' investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by GEIM pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31947).


     Brown Brothers Harriman & Co. ("Brown Brothers"), the Tax-Exempt Fund's sub-investment adviser, is a New York limited partnership which conducts a general banking business and is a member of the New York Stock Exchange, Inc. To the knowledge of the Funds, none of the general partners or officers of Brown Brothers is engaged in any other business, profession, vocation or employment of a substantial nature.


     The list required by this Item 28 of officers and directors of Palisade Capital Management, L.L.C. ("Palisade"), the Small-Cap Value Fund's sub-investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by Palisade pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-48401).


ITEM 29.     PRINCIPAL UNDERWRITERS

     (a) GE Investment Distributors, Inc. ("GEID") also serves as distributor for GE Investments Funds, Inc., GE Institutional Funds, GE LifeStyle Funds, Elfun Tax-Exempt Income Fund, Elfun

Income Fund, Elfun Global Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

     (b) The information required by this Item 29 with respect to each director and officer of GEID is incorporated by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).


     (c)  Not applicable.


ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder, are maintained at the offices of: Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; 777 Long Ridge Road, Stamford, Connecticut 06927; State Street Bank and Trust Company ("State Street"), Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services Inc., a subsidiary of State Street, located at P.O. Box 419631, Kansas City, Missouri 64141-6631.

ITEM 31.     MANAGEMENT SERVICES


     Not applicable.


ITEM 32.     UNDERTAKINGS


     (a)  Not applicable.


     (b)  Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


     (d) Registrant undertakes to call a meeting of the shareholders of each Fund for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut, on the 11th day of May, 1998.


                                    By:  /s/ MICHAEL J. COSGROVE
                                         --------------------------
                                         Michael J. Cosgrove
                                         President and Chairman
                                         of the Board


          Pursuant to the requirements of the Securities Act, as amended, this Amendment to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                       DATE
---------                        -----                       ----

/s/ MICHAEL J. COSGROVE          President and               May 11, 1998
-----------------------          Chairman of the Board
    Michael J. Cosgrove          (Chief Executive Officer)


/s/ JOHN R. COSTANTINO           Trustee                     May 11, 1998
----------------------
    John R. Costantino


/s/ ALAN M. LEWIS                Executive Vice              May 11, 1998
----------------------           President and Trustee
    Alan M. Lewis


/s/ WILLIAM J. LUCAS             Trustee                     May 11, 1998
----------------------
    William J. Lucas


/s/ ROBERT P. QUINN              Trustee                     May 11, 1998
----------------------
    Robert P. Quinn


/s/ JEFFREY A. GROH              Treasurer                   May 11, 1998
----------------------           (Chief Financial and
    Jeffrey A. Groh              Accounting Officer)